As filed with the Securities and Exchange Commission on 5/7/2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23011

Investment Company Act file number

The RBB FUND TRUST

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Advent Convertible Bond ETF
ACVT | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Advent Convertible Bond ETF (the “Fund”)  for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.adventetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advent Convertible Bond ETF	$32	0.65%
*	Annualized
HOW DID THE FUND PERFORM LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six months ended February 28, 2026, the Fund provided positive returns to  shareholders, though at rates below that of its broad-based and secondary benchmarks. The broad-based benchmark, the  Bloomberg U.S. Aggregate Index, benefited from its longer-maturity profile, particularly earlier in the six-month period  when risk-free interest rates and corporate spreads were declining, providing price gains for longer-dated bonds. The  asset class of the Fund, convertible securities, tends to have shorter maturities. The secondary benchmark, the ICE  BofA  Yield Alternative Convertible Index, gained in segments where the Adviser’s strategy tends to underallocate, such as  companies with lower-rated credit profiles.
Economic growth remained robust on a headline basis but has become increasingly concentrated with artificial intelligence (AI) infrastructure buildout rising in contribution percentage. The Fund and the convertible securities  market have numerous issuers benefiting from these trends across the supply chain, although it has been offset to  some extent by software companies that may see increasing competition from AI models. Certain subsectors within  the Financials sector led to lower contribution from a decline in cryptocurrency-related issues and slowing growth in financial technology companies.
Strong earnings growth underpins the case for convertible securities as a corporate asset class along with meaningful participation in economic segments benefiting from the U.S. Administration’s industrial policy and growth segments. Rising equity volatility from geopolitical change is also a source of higher valuation unique to the asset class.

Top Contributors
↑	Applied Optoelectronics
↑	Rivian Automotive
↑	Ionis Pharmaceuticals
↑	ON Semiconductor

Top Detractors
↓	Coinbase Global
↓	Shift4 Payments
↓	Strategy
↓	MARA Holdings
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Advent Convertible Bond ETF	PAGE 1	TSR-SAR-75526L845

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/29/2025)
Advent Convertible Bond ETF NAV	8.08
Bloomberg U.S. Aggregate Bond Index	5.76
ICE BofA Yield Alternative US Convertible Index	10.20
Visit  https://www.adventetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$28,495,552
Number of Holdings	57
Net Advisory Fee	$89,229
Portfolio Turnover	86%
Average Credit Quality	BBB
Effective Duration	2.61 years
Weighted Average Maturity	2.91 years
30-Day SEC Yield	2.32%
30-Day SEC Yield Unsubsidized	2.17%
Distribution Yield	1.35%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Bank of America Corp.	4.6%
Wells Fargo & Co.	4.6%
Barclays Bank PLC	3.5%
Super Micro Computer, Inc.	3.2%
Workiva, Inc.	3.1%
Datadog, Inc.	3.0%
Progress Software Corp.	2.9%
Live Nation Entertainment, Inc.	2.6%
Coinbase Global, Inc.	2.6%
PG&E Corp.	2.6%

Credit Breakdown	(% of Net Assets)
AAA	0.00%
AA	0.00%
A	3.46%
BBB	12.43%
BB	4.77%
B	0.00%
CCC and below	0.00%
Cash & Cash Equivalent	2.58%
Not rated	76.76%
Advent Convertible Bond ETF	PAGE 2	TSR-SAR-75526L845

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.adventetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-716-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Advent Convertible Bond ETF	PAGE 3	TSR-SAR-75526L845

MUFG Japan Small Cap Active ETF
MJSC (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the MUFG Japan Small Cap Active ETF (the “Fund”) for the period of  September 16, 2025, to February 28, 2026. You can find additional information about the Fund at www.mufgetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
MUFG Japan Small Cap Active ETF	$43	0.85%
**	Annualized
*	Inception date of the Fund was September 16, 2025. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$23,175,311
Number of Holdings	94
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Industrials	29.7%
Technology	20.6%
Consumer Discretionary	12.8%
Financials	11.5%
Materials	10.6%
Consumer Staples	4.9%
Communications	4.1%
Real Estate	2.2%
Health Care	1.9%
Cash & Other	1.7%

Top 10 Issuers	(% of Net Assets)
Shizuoka Financial Group, Inc.	2.3%
Kandenko Co. Ltd.	2.3%
Tokyo Tatemono Co. Ltd.	2.2%
Fuji Corp.	2.0%
Sojitz Corp.	1.9%
Saizeriya Co. Ltd.	1.8%
Penta-Ocean Construction Co. Ltd.	1.8%
Iyogin Holdings, Inc.	1.8%
Tokyo Ohka Kogyo Co. Ltd.	1.8%
INFRONEER Holdings, Inc.	1.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.mufgetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
MUFG Japan Small Cap Active ETF	PAGE 1	TSR-SAR-75526L779

First Eagle Global Equity ETF
FEGE (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First Eagle Global Equity ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firsteagle.com/funds/global-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
First Eagle Global Equity ETF	$28	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,497,224,795
Number of Holdings	91
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	16.6%
Health Care	12.3%
Information Technology	12.2%
Financials	11.7%
Materials	10.5%
Energy	9.4%
Industrials	9.3%
Communication Services	8.3%
Consumer Discretionary	5.8%
Cash & Other	3.9%

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	3.9%
British American Tobacco PLC	2.9%
Alphabet, Inc. - Class C	2.5%
Becton Dickinson & Co.	2.4%
Imperial Oil Ltd.	2.1%
HCA Healthcare, Inc.	2.0%
Meta Platforms, Inc. - Class A	2.0%
SLB Ltd.	1.8%
Merck KGaA	1.6%
Wheaton Precious Metals Corp.	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.firsteagle.com/funds/global-equity-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First Eagle Global Equity ETF	PAGE 1	TSR-SAR-75526L886

First Eagle Overseas Equity ETF
FEOE (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the First Eagle Overseas Equity ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.firsteagle.com/funds/overseas-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
First Eagle Overseas Equity ETF	$28	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$904,898,464
Number of Holdings	72
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Consumer Staples	22.9%
Financials	14.0%
Industrials	12.8%
Materials	11.8%
Information Technology	11.6%
Consumer Discretionary	11.0%
Energy	8.2%
Health Care	4.0%
Real Estate	2.0%
Cash & Other	1.7%

Top Holdings	(% of Net Assets)
Samsung Electronics Co. Ltd.	5.7%
Shell PLC	4.3%
British American Tobacco PLC	4.1%
Imperial Oil Ltd.	3.9%
Merck KGaA	2.3%
Prosus NV	2.2%
Cie Financiere Richemont SA	2.1%
SMC Corp.	2.1%
Fomento Economico Mexicano SAB de CV	2.0%
Franco-Nevada Corp.	2.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code or visit https://www.firsteagle.com/funds/overseas-equity-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
First Eagle Overseas Equity ETF	PAGE 1	TSR-SAR-75526L878

Wayfinder Dynamic U.S. Interest Rate ETF
CMBO| (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Wayfinder Dynamic U.S. Interest Rate ETF (the “Fund”) for the period of  November 3, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.wayfinderetfs.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Wayfinder Dynamic U.S. Interest Rate ETF	$5	0.15%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,040,618
Number of Holdings	5
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Asset Classes	(% of Net Assets)
Purchased Options	98.4%
Written Options	0.0
Cash and Cash Equivalents	1.6
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wayfinderetfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be  householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Wayfinder Dynamic U.S. Interest Rate ETF	PAGE 1	TSR-SAR-75526L753

Longview Advantage ETF
EBI (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Longview Advantage ETF (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM September 1, 2025 TO FEBRUARY 28, 2026?    (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Longview Advantage ETF	$13	0.24%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$617,818,684
Number of Holdings	1,781
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Information Technology	20.8%
Financials	14.1%
Industrials	12.7%
Consumer Discretionary	12.7%
Energy	10.6%
Health Care	9.4%
Communication Services	8.8%
Materials	4.9%
Consumer Staples	3.8%
Utilities	1.9%

Top 10 Holdings	(% of Net Assets)
Dimensional US Core Equity 2 ETF	5.0%
NVIDIA Corp.	4.2%
Apple, Inc.	4.1%
Alphabet, Inc.	3.2%
Microsoft Corp.	3.1%
Avantis U.S. Small Cap Value ETF	2.4%
Amazon.com, Inc.	1.6%
Micron Technology, Inc.	1.5%
Meta Platforms, Inc.	1.4%
Newmont Corp.	1.2%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://longviewresearchpartners.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact The Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by The Fund or your financial intermediary.
Longview Advantage ETF	PAGE 1	TSR-SAR-75526L852

Pathfinder Focused Opportunities ETF
PFOE (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Pathfinder Focused Opportunities ETF (the “Fund”) for the period of  December 30, 2025, to February 28, 2026. You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Focused Opportunities ETF	$10	0.59%
*	Inception date of the Fund was December 30, 2025. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$100,031,938
Number of Holdings	23
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Communication Services	19.6%
Industrials	16.7%
Health Care	16.4%
Consumer Discretionary	16.2%
Financials	15.8%
Information Technology	14.0%
Cash & Other	1.3%

Top 10 Holdings	(% of Net Assets)
Ferrovial SE	6.0%
QXO, Inc.	5.9%
Netflix, Inc.	5.7%
Spotify Technology SA	5.3%
Eli Lilly & Co.	5.2%
Alphabet, Inc.	5.1%
MercadoLibre, Inc.	5.0%
ASML Holding NV	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Uber Technologies, Inc.	4.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://pathfinderetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pathfinder Focused Opportunities ETF	PAGE 1	TSR-SAR-75526L688

Pathfinder Disciplined US Equity ETF
PFDE (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Pathfinder Disciplined US Equity ETF (the “Fund”) for the period of  December 30, 2025, to February 28, 2026. You can find additional information about the Fund at https://pathfinderetfs.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Pathfinder Disciplined US Equity ETF	$10	0.59%
*	Inception date of the Fund was December 30, 2025. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$102,905,819
Number of Holdings	68
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Sectors	(% of Net Assets)
Information Technology	31.4%
Financials	14.2%
Consumer Discretionary	12.8%
Health Care	11.1%
Communication Services	8.9%
Industrials	6.8%
Consumer Staples	4.8%
Utilities	3.9%
Materials	3.0%
Cash & Other	3.1%

Top 10 Holdings	(% of Net Assets)
NVIDIA Corp.	9.3%
Microsoft Corp.	6.5%
Apple, Inc.	5.9%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	5.3%
Berkshire Hathaway, Inc.	3.6%
Broadcom, Inc.	3.5%
Mastercard, Inc.	2.5%
Meta Platforms, Inc.	2.3%
HCA Healthcare, Inc.	2.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://pathfinderetfs.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that the Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pathfinder Disciplined US Equity ETF	PAGE 1	TSR-SAR-75526L670

P/E Global Enhanced International Fund
Institutional Class | PEIEX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.peglobalenhancedinternationalfund.com/. You can also request this information by contacting us at 1-855-610-4766.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.00%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$36,394,902
Number of Holdings	13
Portfolio Turnover (excludes derivatives)	3%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Vanguard FTSE Developed Markets ETF	43.2%
iShares Core MSCI EAFE ETF	42.8%
MSCI EAFE Index	1.2%
Japanese Yen/US Dollar Cross Currency Rate (Short)	0.2%
Canadian Dollar/US Dollar Cross Currency Rate	0.0%
Mexican Peso/US Dollar Cross Currency Rate (Short)	0.0%
US Dollar/Norwegian Krone Cross Currency Rate	0.0%
New Zealand Dollar/US Dollar Cross Currency Rate (Short)	-0.1%
US Dollar/Swedish Krona Cross Currency Rate	-0.1%
British Pound/US Dollar Cross Currency Rate (Short)	-0.2%

Component Risk Allocation (includes futures contracts)[1]	(% of Porfolio Risk)
Currencies	69.0%
Equities	31.0%
1	Component Risk is used to describe the contribution of each sector’s risk to the overall portfolio risk. In some cases, a sector may ‘hedge’ the portfolio, and thus reduce risk, in which case the Component Risk for that sector would be negative.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.peglobalenhancedinternationalfund.com/.
P/E Global Enhanced International Fund	PAGE 1	TSR-SAR-75526L100

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-610-4766, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
P/E Global Enhanced International Fund	PAGE 2	TSR-SAR-75526L100

Penn Capital Short Duration High Income Fund
Institutional Class | PSHNX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$18,457,599
Number of Holdings	87
Portfolio Turnover	28%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Acadia Healthcare Co., Inc.	2.8%
CCO Holdings LLC / CCO Holdings Capital Corp.	2.7%
American Airlines, Inc.	2.4%
OneMain Finance Corp.	2.1%
Owens-Brockway Glass Container, Inc.	2.1%
Nexstar Media, Inc.	2.1%
Harvest Midstream I LP	2.0%
PRA Group, Inc.	1.9%
AdaptHealth LLC	1.9%
Match Group Holdings II LLC	1.7%

Top Sectors	(% of Net Assets)
Consumer Discretionary	21.2%
Financials	14.5%
Energy	13.8%
Health Care	11.7%
Communications	10.0%
Industrials	9.0%
Materials	8.2%
Technology	3.8%
Consumer Staples	1.3%
Cash & Other	6.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.penncapital.com/mutual-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-844-302-7366, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Penn Capital Short Duration High Income Fund	PAGE 1	TSR-SAR-707269882

Penn Capital Special Situations Small Cap Equity Fund
Institutional Class | PSCNX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://www.penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$56	1.09%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$87,257,313
Number of Holdings	83
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
Applied Optoelectronics, Inc.	2.1%
Select Water Solutions, Inc.	1.9%
Mirum Pharmaceuticals, Inc.	1.8%
Weatherford International PLC	1.8%
Ligand Pharmaceuticals, Inc.	1.7%
Gulfport Energy Corp.	1.7%
SSR Mining, Inc.	1.7%
Dycom Industries, Inc.	1.7%
Harrow, Inc.	1.7%
Nexstar Media Group, Inc.	1.7%

Top Sectors	(% of Net Assets)
Industrials	17.3%
Health Care	14.8%
Financials	13.5%
Consumer Discretionary	13.4%
Energy	12.1%
Information Technology	10.4%
Communication Services	7.0%
Materials	5.7%
Real Estate	2.4%
Cash & Other	3.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.penncapital.com/mutual-funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-844-302-7366, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Penn Capital Special Situations Small Cap Equity Fund	PAGE 1	TSR-SAR-707269304

Torray Equity Income Fund
TORYX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about Torray Equity Income Fund (the “Fund”)  for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at  https://funds.torray.com/literature. You can also request this information by contacting us at 1-800-626-9769.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Torray Equity Income Fund	$48	0.95%
*	Annualized
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
In the six months ending February 28, 2026, the Fund returned 4.98% compared to 12.44% for the  Morningstar US Large-Mid Cap Broad Value Index. Fund results were led by Utilities, Health Care and Energy, offset by weakness in Financials and Consumer Discretionary.
The market has faced a number of headwinds, including concerns over private credit, the potential for AI to disrupt business models (including software and insurance brokerage) and a stagnant housing industry. The Fund has not been immune to this. During these market headwinds, we have increased Fund holdings where we believe the concerns have created long-term opportunities, including Blackstone, Inc. (BX), the KKR & Co., Inc. 6.25% Conv Preferred Series D (KKR.PRD) and Marsh (MRSH). Additionally, we established new positions in Microsoft Corporation (MSFT), Automatic Data Processing, Inc. (ADP), ONEOK, Inc. (OKE) and Constellation Energy Corporation (CEG). Sales included Lennar Corporation Class B (LEN.B) and Home Depot, Inc. (HD) where profits were taken as we believe the housing cycle may have changed structurally.
Two of the new purchases mentioned above are listed in the top ten, as shown below.  OKE  owns energy infrastructure that directly feeds Gulf Coast export facilities, allowing it to capitalize on data center growth and increasing international demand for U.S. natural gas.  OKE management expects its recent acquisitions to  produce synergies that may further increase profitability, and its resilient, fee-based business model is insulated from commodity price swings. We believe OKE combines both a strong current yield and track record of increasing payouts.  CEG  is a non-regulated electric utility operating in 48 states, Canada and the U.K. It owns more nuclear plants than any other company in the U.S., with high barriers to entry, benefiting from secular trends in electrification driven by massive data center demand to run AI models. In recent years the company has entered into 20-year purchase agreements with Microsoft and Meta. CEG benefits from price floors for nuclear generation enacted under the Inflation Reduction Act, smoothing out previous volatility associated with its non-regulated status. CEG management anticipates earnings growth of 10% annually, with dividends growing in line with earnings.
Market volatility can be unnerving, but with eyes fixed on the horizon we try to use these periods to enhance the Fund’s ability to provide a reasonable total return over time.
Thank you for your continued investment in the Fund.

Top Contributors
↑	Amgen Inc.
↑	Royalty Pharma Plc Class A
↑	Phillips 66
↑	Constellation Energy Corporation
↑	NextEra Energy, Inc.
Torray Equity Income Fund	PAGE 1	TSR-SAR-75526L506

Top Detractors
↓	Blackstone Inc.
↓	Intuit Inc.
↓	Lennar Corporation Class B
↓	KKR & Co Inc Pfd Series D
↓	Home Depot, Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Torray Equity Income Fund	14.53	11.80	9.85
S&P 500 Total Return Index	16.99	14.19	15.50
Morningstar US Large-Mid Cap Broad Value Total Return USD Index	17.97	13.44	13.34
Visit https://www.torrayfund.com/literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$343,408,868
Number of Holdings	23
Portfolio Turnover	33%
Torray Equity Income Fund	PAGE 2	TSR-SAR-75526L506

WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
Phillips 66	6.5%
Texas Instruments, Inc.	6.2%
Chevron Corp.	5.4%
PepsiCo, Inc.	4.9%
CNA Financial Corp.	4.9%
Pfizer, Inc.	4.8%
ONEOK, Inc.	4.8%
Constellation Energy Corp.	4.8%
Hewlett Packard Enterprise Co.	4.7%
Royalty Pharma PLC	4.7%

Top Sectors	(% of Net Assets)
Financials	23.9%
Health Care	18.8%
Information Technology	18.2%
Energy	16.8%
Utilities	8.9%
Consumer Staples	4.9%
Real Estate	4.1%
Industrials	3.1%
Cash & Other	1.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Brian Zaczynski was added to the current team of Co-Portfolio Managers effective November 1, 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.torrayfund.com/literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-626-9769, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Torray Equity Income Fund	PAGE 3	TSR-SAR-75526L506

Tweedy, Browne Insider + Value ETF
COPY | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Tweedy Browne Insider + Value ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026 (the “period”). You can find additional information about the Fund at http://www.tweedyetfs.com/etf-overview. You can also request this information by contacting us at  1-800-432-4789.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tweedy Browne Insider + Value ETF	$43	0.80%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Global equity markets continued to advance during the six months ended February 28, 2026, supported by moderating inflation data, resilient corporate earnings, and continued investor enthusiasm surrounding artificial intelligence. Equity markets outside the United States also delivered solid results during the period, although performance continued to be uneven across regions and sectors.

In this continued “risk on” environment, the Fund  produced a return of 18.60% for the six months ended February 28, 2026. This compares with a return of 9.61% for its primary unhedged benchmark, the MSCI World Index (in USD), and 9.87% for the currency hedged MSCI World Index (Hedged to USD). Since its inception in late December of 2024, the Fund has produced a cumulative return of 45.17% versus 22.40% for the MSCI World Index (in USD).

For roughly the first half of the period, the Fund remained unhedged from a currency perspective, and foreign exchange movements therefore impacted returns. During that time, strength in the Swedish krona, euro, and Canadian dollar against the U.S. dollar provided a modest tailwind, while weakness in the South Korean won was a modest offset. The British pound was essentially unchanged and had little impact. Near the end of the period, the Fund began to adopt a hedged currency posture, which reduced the portfolio’s sensitivity to subsequent exchange rate movements.
What Impacted Performance During the Period
On an absolute return basis, the Fund’s financials, industrials, and materials holdings contributed most to performance, led by gains in a number of European banking holdings, air freight and logistics companies, and metals and mining companies. The Fund’s energy holdings, led by exposures to oil and gas holdings, also contributed positively during the period. Detractors included select health care equipment and transportation related holdings, although these declines were relatively modest compared with gains elsewhere in the portfolio.

At the country level, the United Kingdom, Canada, South Korea, Spain, and Austria were among the largest contributors to Fund performance, while Bermuda and Australia detracted modestly. Across market capitalization groups, large- and mid-cap holdings drove the bulk of the Fund’s return during the period, while smaller-cap holdings detracted modestly.
Tweedy Browne Insider + Value ETF	PAGE 1	TSR-SAR-75526L860

Top Contributors
↑	DPM Metals
↑	Samsung Electronics
↑	Boliden
↑	Sibanye Stillwater
↑	Tamarack Valley Energy
↑	Ionis Pharmeceuticals
↑	Hyundai Glovis
↑	Erste Group Bank
↑	General Motors
↑	BAWAG Group

Top Detractors
↓	ProsiebenSat.1 Media
↓	BFF Bank
↓	FMC
↓	Jet2
↓	Norion Bank
↓	X-Fab Silicon Foundries
↓	TF1
↓	Orion
↓	Stabilus
↓	MFE-MediaForEurope
HOW DID THE FUND PERFORM  SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/26/2024)
Tweedy Browne Insider + Value ETF	39.69	36.94
MSCI WORLD INDEX Net (USD)	21.33	18.76
Visit http://www.tweedyetfs.com/etf-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Tweedy Browne Insider + Value ETF	PAGE 2	TSR-SAR-75526L860

KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$298,276,073
Number of Holdings	210
Net Advisory Fee	$773,703
Portfolio Turnover	13%
Visit http://www.tweedyetfs.com/etf-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
StoneX Group, Inc.	1.5%
Banco Santander SA	1.4%
Samsung Electronics Co. Ltd.	1.3%
Hyundai Glovis Co. Ltd.	1.2%
Peyto Exploration & Development Corp.	1.1%
Burberry Group PLC	1.0%
KT Corp.	1.0%
Bankinter SA	1.0%
HCI Group, Inc.	1.0%
Resideo Technologies, Inc.	1.0%

Top Sectors	(% of Net Assets)
Financials	22.8%
Consumer Discretionary	16.3%
Industrials	14.2%
Energy	13.1%
Materials	7.8%
Health Care	6.0%
Consumer Staples	5.9%
Communication Services	5.5%
Information Technology	4.0%
Cash & Other	4.4%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.tweedyetfs.com/etf-overview.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-800-432-4789, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Tweedy Browne Insider + Value ETF	PAGE 3	TSR-SAR-75526L860

Tweedy, Browne International Insider + Value ETF
ICPY | (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Tweedy, Browne International Insider + Value ETF (the “Fund”) for the period of September 9, 2025, to February 28, 2026 (the “period”). You can find additional information about the Fund at https://www.tweedyetfs.com/international-insider-value-etf-overview. You can also request this information by contacting us at  1-800-432-4789.
WHAT WERE THE FUND COSTS FOR THE PERIOD OF SEPTEMBER 9, 2025 TO FEBRUARY 28, 2026?*(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Tweedy, Browne International Insider + Value ETF	$42	0.80%
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
Market Overview
Non-U.S. equity markets delivered strong results during the six months ended February 28, 2026, extending a trend that began in earnest in 2025, when international equities outperformed their U.S. counterparts by a wide margin for the first time in many years. A weaker U.S. dollar contributed meaningfully to returns for U.S.-based investors, prospects for fiscal expansion in Europe including increased defense spending supported markets in that region, and corporate governance reforms in Japan continued to draw investor attention. Valuations outside the United States entered the period at a substantial discount to U.S. equities, a condition Tweedy, Browne Company LLC, the investment adviser, has long associated with favorable long-term return prospects, and some of that gap began to close. Results were uneven across regions, however, with China and markets with significant exposure to U.S. large-cap technology themes facing headwinds, value-oriented markets in Europe and Japan generally led the way.

In this continued “risk on” environment, the Fund  produced a return of 20.67% for the six months ended February 28, 2026. This compares with a return of 16.76% for its primary unhedged benchmark, the MSCI EAFE Index (in USD), and 18.08% for the currency hedged MSCI EAFE Index (Hedged to USD).

For roughly the first half of the period, the Fund remained  unhedged from a currency perspective, and foreign exchange movements therefore impacted returns. During that time, strength in the Swedish krona, euro, and Canadian dollar against the U.S. dollar provided a modest tailwind, while weakness in the South Korean won was a modest offset. The British pound was essentially unchanged and had little impact. Near the end of the period, the Fund began to adopt a hedged currency posture, which reduced the portfolio’s sensitivity to subsequent exchange rate movements.

What Impacted Performance During the Period
On an absolute return basis, the Fund’s financials, materials, and energy holdings contributed most to performance, led by gains in a number of European banking holdings, metals and mining companies, and oil and gas companies. The Fund’s industrials and consumer discretionary holdings also contributed positively during the period, supported by gains in air freight and logistics companies, automobile component manufacturers, and household durables companies. Detractors included select holdings in media, financial services, and leisure-related industries, although these declines were modest relative to gains elsewhere in the portfolio.
At the country level, Canada, South Korea, the United Kingdom, Spain, and Austria were among the largest contributors to Fund performance, while Italy and the Philippines detracted. Across market capitalization groups, large- and mid-cap holdings drove the bulk of the Fund’s return during the period, while smaller-cap holdings detracted modestly.
Tweedy, Browne International Insider + Value ETF	PAGE 1	TSR-SAR-75526L761

Top Contributors
↑	DPM Metals
↑	Samsung Electronics
↑	Boliden
↑	Hyundai Glovis
↑	Tamarack Valley Energy
↑	Sibanye Stillwater
↑	Erste Group Bank
↑	BAWAG Group
↑	Peyto Exploration & Development
↑	Schaeffler

Top Detractors
↓	BFF Bank
↓	ProsiebenSat.1 Media
↓	Norion Bank
↓	X-Fab Silicon Foundries
↓	MFE-MediaforEurope
↓	TF1
↓	Semirara Mining & Power
↓	Stabilus
↓	Jet2
↓	M6
Tweedy, Browne International Insider + Value ETF	PAGE 2	TSR-SAR-75526L761

HOW DID THE FUND PERFORM  SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return net asset value performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2025)
Tweedy, Browne International Insider + Value ETF	20.80
MSCI EAFE Index Net (USD)	16.76
Visit https://www.tweedyetfs.com/international-insider-value-etf-overview for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$42,544,158
Number of Holdings	158
Net Advisory Fee	$37,581
Portfolio Turnover	15%
Visit https://www.tweedyetfs.com/international-insider-value-etf-overview for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net Assets)
Banco Santander SA	1.9%
Samsung Electronics Co. Ltd.	1.8%
Hyundai Glovis Co. Ltd.	1.7%
Peyto Exploration & Development Corp.	1.5%
KT Corp.	1.4%
Burberry Group PLC	1.4%
Bankinter SA	1.4%
OSB Group PLC	1.3%
Befesa SA	1.3%
Acciona SA	1.2%

Top Sectors	(% of Net Assets)
Financials	20.9%
Consumer Discretionary	17.7%
Industrials	15.2%
Energy	10.8%
Materials	9.8%
Communication Services	7.1%
Consumer Staples	6.0%
Information Technology	4.7%
Utilities	2.3%
Cash & Other	5.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.tweedyetfs.com/international-insider-value-etf-overview.
Tweedy, Browne International Insider + Value ETF	PAGE 3	TSR-SAR-75526L761

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at  1-800-432-4789, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Tweedy, Browne International Insider + Value ETF	PAGE 4	TSR-SAR-75526L761

Twin Oak Endure ETF
SPYA (Principal U.S. Listing Exchange: CBOE BZX )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Twin Oak Endure ETF (the “Fund”) for the period of  September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://twinoaketfs.com/SPYA. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Twin Oak Endure ETF	$25	0.49%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$121,591,347
Number of Holdings	11
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Investments)
Vanguard S&P 500 ETF	55.8%
Twin Oak Short Horizon Absolute Return ETF	25.2%
Snowflake, Inc	9.5%
US Treasuries	8.6%
Citigroup Corp Bond	0.9%

Top Sectors	(% of Investments)
Software & Services	17.0%
Semiconductors & Semiconductor Equipment	10.8%
Media & Entertainment	7.2%
Technology Hardware & Equipment	6.9%
Financials Services	5.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/SPYA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Endure ETF	PAGE 1	TSR-SAR-75526L811

Twin Oak Strategic Solutions ETF
TOS (Principal U.S. Listing Exchange: CBOE BZX )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Twin Oak Strategic Solutions ETF (the “Fund”) for the period of  January 27, 2026 to February 28, 2026. You can find additional information about the Fund at https://twinoaketfs.com/TOS. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?*  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Twin Oak Strategic Solutions ETF	$3	0.36%
*	Inception date of the Fund was January 27, 2026. Costs of a $10,000 investment in the Fund for a full semi-annual period would have been higher.
**	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$171,209,587
Number of Holdings	14
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Investments)
Coherent Corp	17.5%
ASML Holding NV	12.4%
NVIDIA Corp	10.5%
Dimensional International Small Cap Value ETF	10.5%
Constellation Energy Corp	7.3%
Avantis International Small Cap Value ETF	6.9%
Union Pacific Corp	6.8%
CVS Health Corp	6.7%
Amazon.com, Inc	5.1%
Live Nation Entertainment, Inc	4.8%

Top Sectors	(% of Investments)
Semiconductors & Semiconductor Equipment	23.9%
Utilities	23.5%
Transportation	7.9%
Health Care Equipment & Services	7.3%
Consumer Discretionary Distribution & Retail	6.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/TOS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Strategic Solutions ETF	PAGE 1	TSR-SAR-75526L639

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS

February 28, 2026
(Unaudited)

Advent Convertible Bond ETF

Ticker: ACVT

A series of The RBB Fund Trust

Advent Convertible Bond ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Par	Value
CONVERTIBLE BONDS — 87.9%
Automobiles — 3.5%
Rivian Automotive, Inc., 3.63%, 10/15/2030	$662,000	$650,438
Winnebago Industries, Inc., 3.25%, 01/15/2030	372,000	352,842
		1,003,280
Banks — 3.5%
Barclays Bank PLC, 1.00%, 02/16/2029 (a)	960,000	986,880

Biotechnology — 2.5%
Bridgebio Pharma, Inc., 2.25%, 02/01/2029	385,000	418,206
Travere Therapeutics, Inc., 2.25%, 03/01/2029	221,000	280,306
		698,512
Broadline Retail — 1.5%
Etsy, Inc., 0.13%, 09/01/2027	461,000	430,805

Capital Markets — 2.6%
Coinbase Global, Inc., 0.25%, 04/01/2030	790,000	737,662

Consumer Finance — 1.9%
Upstart Holdings, Inc., 1.00%, 11/15/2030	729,000	546,386

Electric Utilities — 2.6%
PG&E Corp., 4.25%, 12/01/2027	688,000	735,850

Electrical Equipment — 1.0%
Array Technologies, Inc., 1.00%, 12/01/2028	331,000	297,569

Electronic Equipment, Instruments & Components — 3.3%
Itron, Inc., 1.38%, 07/15/2030	683,000	712,881
Vishay Intertechnology, Inc., 2.25%, 09/15/2030	215,000	212,958
		925,839
Entertainment — 2.6%
Live Nation Entertainment, Inc., 2.88%, 01/15/2030	665,000	746,462

Financial Services — 4.1%
Affirm Holdings, Inc., 0.75%, 12/15/2029	734,000	697,961
Global Payments, Inc., 1.50%, 03/01/2031	525,000	478,537
		1,176,498
Ground Transportation — 1.0%
Lyft, Inc., 0.63%, 03/01/2029	280,000	291,587
Health Care Equipment & Supplies — 8.5%
Alphatec Holdings, Inc., 0.75%, 08/01/2026	$374,000	$382,415
Dexcom, Inc., 0.38%, 05/15/2028	463,000	434,178
Enovis Corp., 3.88%, 10/15/2028	423,000	420,356
Haemonetics Corp., 2.50%, 06/01/2029	576,000	567,763
Integer Holdings Corp., 2.13%, 02/15/2028	235,000	277,065
Lantheus Holdings, Inc., 2.63%, 12/15/2027	281,000	337,271
		2,419,048
Health Care Providers & Services — 1.9%
Guardant Health, Inc., 0.00%, 11/15/2027 (b)	203,000	212,125
NeoGenomics, Inc., 0.25%, 01/15/2028	346,000	318,320
		530,445
Hotels, Restaurants & Leisure — 5.7%
DraftKings Holdings, Inc., 0.00%, 03/15/2028 (b)	520,000	470,340
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	611,000	591,448
NCL Corp. Ltd., 1.13%, 02/15/2027	284,000	290,958
Shake Shack, Inc., 0.00%, 03/01/2028 (b)	290,000	280,213
		1,632,959
Household Durables — 1.5%
Meritage Homes Corp., 1.75%, 05/15/2028	418,000	432,192

Interactive Media & Services — 0.9%
Snap, Inc., 0.50%, 05/01/2030	316,000	257,303

IT Services — 3.3%
Akamai Technologies, Inc., 1.13%, 02/15/2029	336,000	360,763
Cloudflare, Inc., 0.00%, 08/15/2026 (b)	540,000	584,982
		945,745
Life Sciences Tools & Services — 0.9%
Repligen Corp., 1.00%, 12/15/2028	260,000	261,690

Oil, Gas & Consumable Fuels — 1.4%
Northern Oil & Gas, Inc., 3.63%, 04/15/2029	389,000	410,881

The accompanying notes are an integral part of the financial statements.
1

Advent Convertible Bond ETF

Schedule of Investments (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Par	Value
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/2029	$379,000	$346,406
Pacira BioSciences, Inc., 2.13%, 05/15/2029	305,000	295,271
		641,677
Professional Services — 1.0%
Parsons Corp., 2.63%, 03/01/2029	265,000	278,250

Semiconductors & Semiconductor Equipment — 4.9%
Enphase Energy, Inc., 0.00%, 03/01/2028 (b)	657,000	592,121
Microchip Technology, Inc., 0.75%, 06/01/2030	423,000	431,885
ON Semiconductor Corp., 0.50%, 03/01/2029	367,000	369,569
		1,393,575
Software — 22.3%
BILL Holdings, Inc., 0.00%, 04/01/2030 (b)	407,000	375,966
BlackLine, Inc., 1.00%, 06/01/2029	555,000	518,231
Box, Inc., 1.50%, 09/15/2029	438,000	409,530
Datadog, Inc., 0.00%, 12/01/2029 (b)	881,000	853,029
Five9, Inc., 1.00%, 03/15/2029	321,000	284,406
Guidewire Software, Inc., 1.25%, 11/01/2029	596,000	595,404
Nutanix, Inc.
0.25%, 10/01/2027	280,000	288,960
0.50%, 12/15/2029	310,000	285,820
Progress Software Corp., 3.50%, 03/01/2030	816,000	822,324
Strategy, Inc., 0.88%, 03/15/2031	341,000	329,832
Varonis Systems, Inc., 1.00%, 09/15/2029	305,000	274,576
Vertex, Inc., 0.75%, 05/01/2029	458,000	413,116
Workiva, Inc., 1.13%, 08/15/2026	889,000	888,556
		6,339,750
Technology Hardware, Storage & Peripherals — 3.2%
Super Micro Computer, Inc., 3.50%, 03/01/2029	980,000	912,317
TOTAL CONVERTIBLE BONDS (Cost $25,091,851)		25,033,162

	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 9.2%
Banks — 9.2%
Bank of America Corp., Series L, 7.25%, Perpetual	1,057	$1,313,862
Wells Fargo & Co., Series L, 7.50%, Perpetual	1,060	1,305,909
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,506,979)		2,619,771

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 2.5%
First American Government Obligations Fund - Class X, 3.60% (c)	715,700	715,700
TOTAL MONEY MARKET FUNDS (Cost $715,700)		715,700

TOTAL INVESTMENTS — 99.6% (Cost $28,314,530)		28,368,633
Other Assets in Excess of Liabilities — 0.4%		126,919
TOTAL NET ASSETS — 100.0%		$28,495,552

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $986,880 or 3.5% of net assets as of February 28, 2026.

(b)	Zero coupon bonds make no periodic interest payments.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
2

Advent Convertible Bond ETF

Statement of Assets and Liabilities

As of FEBRUARY 28, 2026 (UNAUDITED)

Advent Convertible Bond ETF
ASSETS:
Investments, at value	$28,368,633
Interest receivable	118,341
Dividends receivable	22,529
Prepaid expenses and other assets	91
Total assets	28,509,594

LIABILITIES:
Payable to Adviser	14,042
Total liabilities	14,042

NET ASSETS	$28,495,552

NET ASSETS CONSISTS OF:
Paid-in capital	$27,738,731
Total distributable earnings	756,821
Total net assets	$28,495,552

Net assets	$28,495,552
Shares issued and outstanding(a)	1,070,000
Net asset value per share	$26.63

Investments, at cost	$28,314,530

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
3

Advent Convertible Bond ETF

Statement of Operations

For the PERIOD ended FEBRUARY 28, 2026 (UNAUDITED)

Advent Convertible Bond ETF
INVESTMENT INCOME:
Dividend income	$82,322
Interest income	188,336
Total investment income	270,658

EXPENSES:
Investment advisory fee	109,820
Total expenses	109,820
Expense reimbursement by Adviser	(20,591)
Net expenses	89,229
NET INVESTMENT INCOME	181,429

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	42,947
In-kind redemptions	668,595
Net realized gain (loss)	711,542
Net change in unrealized appreciation (depreciation) on:
Investments	(654,420)
Net change in unrealized appreciation (depreciation)	(654,420)
Net realized and unrealized gain (loss)	57,122
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$238,551

The accompanying notes are an integral part of the financial statements.
4

Advent Convertible Bond ETF

StatementS of Changes in Net Assets

	Period ended February 28, 2026 (Unaudited)	Period ended August 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$181,429	$159,837
Net realized gain (loss)	711,542	636,522
Net change in unrealized appreciation (depreciation)	(654,420)	708,523
Net increase (decrease) in net assets from operations	238,551	1,504,882

Distributions to Shareholders:
From earnings	(282,039)	(117,727)
Total distributions to shareholders	(282,039)	(117,727)

CAPITAL TRANSACTIONS:
Shares sold	8,330,217	31,036,354
Shares redeemed	(7,255,523)	(5,025,550)
ETF transaction fees	1,335	65,052
Net increase (decrease) in net assets from capital transactions	1,076,029	26,075,856

NET INCREASE (DECREASE) IN NET ASSETS	1,032,541	27,463,011

NET ASSETS:
Beginning of the period	27,463,011	—
End of the period	$28,495,552	$27,463,011

SHARES TRANSACTIONS
Shares sold	310,000	1,220,000
Shares redeemed	(270,000)	(190,000)
Total increase (decrease) in shares outstanding	40,000	1,030,000

(a)	Inception date of the Fund was April 29, 2025.

The accompanying notes are an integral part of the financial statements.
5

Advent Convertible Bond ETF

Financial Highlights

Contained below is per share operating performance data for the Fund outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Period ended February 28, 2026 (Unaudited)	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.66	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.16
Net realized and unrealized gain (loss) on investments(c)	0.06	1.55
Total from investment operations	0.24	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.12)
Net realized gains	(0.06)	—
Total distributions	(0.27)	(0.12)

ETF transaction fees per share	0.00 (d)	0.07
Net asset value, end of period	$26.63	$26.66

TOTAL RETURN(e)	0.90%	7.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,496	$27,463
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.80%	0.80%
After expense reimbursement/recoupment(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	1.32%	1.86%
Portfolio turnover rate(e)(g)	86%	69%

(a)	Inception date of the Fund was April 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
6

Advent Convertible Bond ETF

Notes to Financial Statements

As of FEBRUARY 28, 2026 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen active investment portfolios, including the Advent Convertible Bond ETF (the “Fund”), which commenced investment operations on April 29, 2025.

The investment objective of the Fund is to provide a total return, from income and appreciation, by investing in U.S. convertible securities and U.S. Dollar-denominated (“USD”) convertible securities.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Advent Capital Management, LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$24,046,282	$986,880	$25,033,162
Convertible Preferred Stocks	2,619,771	—	—	$2,619,771
Money Market Funds	715,700	—	—	$715,700
Total Investments	$3,335,471	$24,046,282	$986,880	$28,368,633

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the trustees and counsel to the trustees and the officers of the Trust. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income, if any, monthly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue

8

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

ACTIVE MANAGEMENT RISK — The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Convertible Securities — Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities involve risks similar to those of both fixed income and equity securities. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

SYNTHETIC CONVERTIBLES RISK — A synthetic convertible is a convertible security with an underlying issuer which is not and does not own the conversion equity. The value of a synthetic convertible security may respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value. Synthetic convertible securities may be structured to have features that limit the options of the holder or otherwise differ from those of traditional convertible securities. In addition, synthetic convertible securities may be more illiquid than traditional convertible securities.

CONVERTIBLE PREFERRED STOCK RISK — Convertible preferred stocks are share issuances of a company which rank above that of common stock, below that of most debt issuances, and provide the option to convert into common stock at predetermined times. Because convertible preferred stock ranks below most classes of debt, their value is subject to fluctuation should an issuer have difficulty paying interest or principal when due or other episodes that affect the market’s perception of the issuer’s creditworthiness. Convertible preferred stock may have longer maturities that raise interest rate risk, reduce the bond value of the security, and place more value on the equity option.

MANDATORY CONVERTIBLE BOND RISK — Mandatory convertible bonds have a required conversion to the underlying equity upon the maturity of the bond. Although they generally rank equal to traditional convertible bonds during their term, the required conversion to equity results in a greater level of variation in the security’s value at the end of the term. As a result, mandatory convertible bonds are subject to also subject to the same types of market and issuer risks that apply to the underlying common stock.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

Operating segments — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

9

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

2. INVESTMENT ADVISER AND OTHER SERVICES

The Trust has an agreement (the “Advisory Agreement”) with the Adviser to furnish investment advisory services and to pay for certain operating expenses of the Fund. Pursuant to the Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unitary annual advisory fee equal to 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee so as to limit the Fund’s current operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 0.65% (the “Expense Cap”). For purposes of this Expense Cap, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, if any, brokerage commissions, extraordinary items, interest, and taxes. This Expense Cap is in effect until April 30, 2027 and may not be terminated without the approval of the Board.

Fund	ADVISORY FEE
Advent Convertible Bond ETF	0.80%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund.

Fund Services serves as the Fund’s transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Fund	PURCHASES	SALES
Advent Convertible Bond ETF	$ 22,634,267	$ 17,779,050

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Fund were as follows:

Fund	PURCHASES	SALES
Advent Convertible Bond ETF	$ —	$ 970,435

4. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).

10

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Fund	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation	Cost
Advent Convertible Bond ETF	$ 760,885	$ (63,265)	$ 697,620	$ 26,636,502

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of passive foreign investment companies.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation/ (depreciation)	Total accumulated earnings
Advent Convertible Bond ETF	$ 102,689	$ —	$ 697,620	$ 800,309

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent,

11

Advent Convertible Bond ETF

NOTES TO FINANCIAL STATEMENTS (concluded)

As of FEBRUARY 28, 2026 (UNAUDITED)

such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

August 31, 2025
Distributions paid from:
Ordinary Income	$117,727
Long-Term Capital Gains	—
$117,727

As of August 31, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025, the Fund had no tax basis post October losses or qualified late-year losses.

6. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that there was the following subsequent event: The Fund paid the following distribution:

Fund	RECORD DATE	Ex Date	Pay Date	Distribution Rate per share
Advent Convertible Bond ETF	3/30/2026	3/30/2026	3/31/2026	0.03500000
Advent Convertible Bond ETF	4/28/2026	4/28/2026	4/29/2026	0.03500000

12

Advent Convertible Bond ETF

Other Information

As of FEBRUARY 28, 2026 (UNAUDITED)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 617-0004 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.adventetf.com.

13

Investment Adviser

Advent Capital Management, LLC
888 Seventh Avenue, 31st Floor
New York, NY 10019

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

MUFG Japan Small Cap Active ETF

A Series of

THE RBB FUND TRUST

(Ticker: NYSE Arca – MJSC)

Financial Statements

February 28, 2026

(Unaudited)

MUFG Japan Small Cap Active ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

Allocation of Portfolio Holdings by Country as of February 28, 2026	Value	% of Net Assets
Japan	$23,064,975	99.5%
Other Assets in Excess of Liabilities	110,336	0.5
	$23,175,311	100.0%

Sector Classification as of February 28, 2026	Value	% of Net Assets
Industrials	$6,875,923	29.7%
Information Technology	4,662,790	20.1
Financials	3,038,818	13.2
Consumer Discretionary	2,768,301	11.9
Materials	2,316,392	10.0
Consumer Staples	1,159,117	4.9
Communication Services	1,098,576	4.8
Real Estate	512,693	2.2
Health Care	447,244	1.9
Energy	185,121	0.8
Other Assets in Excess of Liabilities	110,336	0.5
	$23,175,311	100.0%

The accompanying notes are an integral part of the financial statements.
1

MUFG Japan Small Cap Active ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Japan — 99.5% (a)
ADEKA Corp.	8,500	$261,057
ALSOK Co. Ltd.	33,300	273,225
Amano Corp.	9,000	236,291
and ST HD Co. Ltd.	7,100	136,247
Anritsu Corp.	16,200	314,091
Asahi Intecc Co. Ltd.	10,500	226,376
Azbil Corp.	22,800	212,338
BuySell Technologies Co. Ltd.	7,000	264,532
Cosmo Energy Holdings Co. Ltd.	6,000	185,121
Cosmos Pharmaceutical Corp.	2,600	115,541
Cover Corp. (b)	14,000	156,477
CTI Engineering Co. Ltd.	10,400	232,480
CyberAgent, Inc.	18,300	161,521
Dai-Dan Co. Ltd.	16,200	380,810
Fuji Corp.	11,700	456,459
Fuji Electric Co. Ltd.	1,900	169,281
Future Corp.	11,000	128,160
GMO Financial Gate, Inc.	5,300	179,580
GS Yuasa Corp.	7,000	249,287
Gunma Bank Ltd.	26,700	386,840
Hachijuni Nagano Bank Ltd.	30,300	403,580
Harmonic Drive Systems, Inc.	4,200	122,536
Haseko Corp.	16,300	356,434
Hirose Electric Co. Ltd.	1,900	283,981
Hoshizaki Corp.	4,800	168,972
Ibiden Co. Ltd.	3,100	189,366
Iida Group Holdings Co. Ltd.	17,400	309,940
INFRONEER Holdings, Inc.	24,200	405,956
Internet Initiative Japan, Inc.	10,800	157,581
Iyogin Holdings, Inc.	18,800	408,693
Japan Elevator Service Holdings Co. Ltd.	14,300	148,610
Japan Material Co. Ltd.	13,700	191,471
Japan Steel Works Ltd.	6,100	399,308
JINS Holdings, Inc.	2,400	81,781
Kakaku.com, Inc.	10,200	112,470
Kandenko Co. Ltd.	12,000	536,954
Koei Tecmo Holdings Co. Ltd.	14,900	172,167
Kura Sushi, Inc.	3,900	93,300
Kureha Corp.	6,900	216,778
Kurita Water Industries Ltd.	7,000	390,655
Kyoto Financial Group, Inc.	13,900	345,174
Macnica Holdings, Inc.	16,900	299,681
Marui Group Co. Ltd.	10,100	205,332
Maruwa Co. Ltd.	700	274,754
Meidensha Corp.	1,400	70,123
Meiko Electronics Co. Ltd.	2,800	393,838
Mercari, Inc. (b)	9,600	225,973
Micronics Japan Co. Ltd.	5,100	398,527
MISUMI Group, Inc.	9,300	187,519
Mitsui High-Tec, Inc.	17,600	98,864

	Shares	Value
COMMON STOCKS — 99.5% (continued)
Japan — 99.5% (a) (continued)
Mitsui Kinzoku Co. Ltd.	1,500	$354,620
Miura Co. Ltd.	7,500	154,924
Monex Group, Inc.	23,800	113,874
Morinaga & Co. Ltd.	17,500	323,883
Morinaga Milk Industry Co. Ltd.	5,400	171,589
Musashi Seimitsu Industry Co. Ltd.	8,300	166,133
Nagase & Co. Ltd.	11,700	371,253
Namura Shipbuilding Co. Ltd.	5,900	210,492
Nifco, Inc.	8,000	284,080
Nihon Kohden Corp.	13,100	145,998
Nihon M&A Center Holdings, Inc.	30,800	142,573
Nissui Corp.	35,800	355,191
NSD Co. Ltd.	6,500	118,717
OBIC Business Consultants Co. Ltd.	4,100	165,970
Oki Electric Industry Co. Ltd.	11,400	235,850
Osaka Soda Co. Ltd.	19,300	290,999
OSAKA Titanium Technologies Co. Ltd.	5,500	109,031
OSG Corp.	14,800	277,420
PAL GROUP Holdings Co. Ltd.	17,700	187,515
Park24 Co. Ltd.	16,400	236,349
Penta-Ocean Construction Co. Ltd.	30,100	411,327
PeptiDream, Inc. (b)	8,200	74,870
Persol Holdings Co. Ltd.	97,900	156,640
Raito Kogyo Co. Ltd.	12,500	348,679
Saizeriya Co. Ltd.	9,200	413,079
San-A Co. Ltd.	9,700	192,913
Sansan, Inc. (b)	14,500	109,034
Shizuoka Financial Group, Inc.	26,900	541,704
SHO-BOND Holdings Co. Ltd.	15,400	144,999
SKY Perfect JSAT Holdings, Inc.	18,400	338,360
Sojitz Corp.	9,700	439,878
SUMCO Corp.	9,100	106,519
Sumitomo Bakelite Co. Ltd.	7,700	296,854
Taiyo Holdings Co. Ltd.	7,700	264,895
Taiyo Yuden Co. Ltd.	5,300	162,811
Tokuyama Corp.	4,000	114,677
Tokyo Century Corp.	21,300	311,468
Tokyo Ohka Kogyo Co. Ltd.	6,900	407,481
Tokyo Seimitsu Co. Ltd.	3,000	332,426
Tokyo Tatemono Co. Ltd.	18,300	512,693
Towa Corp.	6,300	121,460
Ulvac, Inc.	4,300	288,641
Visional, Inc. (b)	2,000	94,194

The accompanying notes are an integral part of the financial statements.
2

MUFG Japan Small Cap Active ETF

Schedule of Investments (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5% (continued)
Japan — 99.5% (a) (continued)
West Holdings Corp.	7,800	$86,880
TOTAL COMMON STOCKS (Cost $18,763,907)		23,064,975

TOTAL INVESTMENTS — 99.5% (Cost $18,763,907)		23,064,975
Other Assets in Excess of Liabilities — 0.5%		110,336
TOTAL NET ASSETS — 100.0%		$23,175,311

Percentages are stated as a percent of net assets.

(a)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
3

MUFG Japan Small Cap Active ETF

Statement of Assets and Liabilities

As of FEBRUARY 28, 2026 (UNAUDITED)

MUFG JAPAN SMALL CAP ACTIVE ETF
ASSETS:
Investments, at value	$23,064,975
Deferred organizational expenses	48,012
Dividends receivable	35,321
Cash and cash equivalents	29,037
Dividend tax reclaims receivable	11,108
Interest receivable	63
Total assets	23,188,516

LIABILITIES:
Payable to Adviser	12,452
Payable for expenses and other liabilities	753
Total liabilities	13,205

NET ASSETS	$23,175,311

NET ASSETS CONSISTS OF:
Paid-in capital	$18,862,970
Total distributable earnings	4,312,341
Total net assets	$23,175,311

Net assets	$23,175,311
Shares issued and outstanding (a)	380,000
Net asset value per share	$60.99

Investments, at cost	$18,763,907

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
4

MUFG Japan Small Cap Active ETF

Statement of Operations

For the period ended FEBRUARY 28, 2026 (UNAUDITED)

MUFG JAPAN SMALL CAP ACTIVE ETF(a)
INVESTMENT INCOME:
Dividend income	$216,253
Less: dividend withholding taxes	(21,625)
Interest income	1,565
Total investment income	196,193

EXPENSES:
Investment advisory fee	65,235
Other expenses and fees	8,698
Total expenses	73,933

NET INVESTMENT INCOME	122,260

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(39,545)
In-kind redemptions	71,284
Foreign currency translation	(11,635)
Net realized gain (loss)	20,104
Net change in unrealized appreciation (depreciation) on:
Investments	4,301,068
Foreign currency translation	(373)
Net change in unrealized appreciation (depreciation)	4,300,695
Net realized and unrealized gain (loss)	4,320,799
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,443,059

(a)	Inception date of the Fund was September 16, 2025.

The accompanying notes are an integral part of the financial statements.
5

MUFG Japan Small Cap Active ETF

Statement of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
OPERATIONS:
Net investment income (loss)	$122,260
Net realized gain (loss)	20,104
Net change in unrealized appreciation (depreciation)	4,300,695
Net increase (decrease) in net assets from operations	4,443,059

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(130,718)
Total distributions to shareholders	(130,718)

CAPITAL TRANSACTIONS:
Shares sold	19,875,464
Shares redeemed	(1,012,494)
Net increase (decrease) in net assets from capital transactions	18,862,970

NET INCREASE (DECREASE) IN NET ASSETS	23,175,311

NET ASSETS:
Beginning of the period	—
End of the period	$23,175,311

SHARES TRANSACTIONS
Shares sold	400,000
Shares redeemed	(20,000)
Total increase (decrease) in shares outstanding	380,000

(a)	Inception date of the Fund was September 16, 2025.

The accompanying notes are an integral part of the financial statements.
6

MUFG Japan Small Cap Active ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

FOR THE PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period	$50.44

INVESTMENT OPERATIONS:
Net investment income(b)	0.32
Net realized and unrealized gain (loss) on investments (c)	10.56
Total from investment operations	10.88

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)
Total distributions	(0.33)
Net asset value, end of period	$60.99

TOTAL RETURN (d)	21.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,175
Ratio of expenses to average net assets (e)	0.85%
Ratio of net investment income (loss) to average net assets (e)	1.41%
Portfolio turnover rate (d)(f)	8%

(a)	Inception date of the Fund was September 16, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
7

MUFG Japan Small Cap Active ETF

Notes to Financial Statements

As of FEBRUARY 28, 2026 (UNAUDITED)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen active separate investment portfolios, including the MUFG Japan Small Cap Active ETF (the “Fund”), which commenced investment operations on September 16, 2025.

The investment objective of the Fund is to seek long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is since inception on September 16, 2025 through February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Clearbrook Investment Consulting LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$23,064,975	$—	$—	$23,064,975
Total Investments	$23,064,975	$—	$—	$23,064,975

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”) a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

9

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

EQUITY SECURITY — Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

SMALL-CAP AND MEDIUM CAP STOCKS. The Fund may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

LARGE SHAREHOLDER PURCHASE AND REDEMPTION RISK — The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and the Fund have entered into a fee waiver and/or expense reimbursement arrangement.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on portfolio

10

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

composition, total returns, expense ratios and changes in net assets of each series of the Trust, including the Fund which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Clearbrook Investment Consulting LLC, (“Clearbrook” or the “Adviser”) serves as the investment adviser to the Fund. Mitsubishi UFJ Trust and Banking Corporation serves as sub-adviser to the Fund (“Sub-Adviser” or “Mitsubishi”) and Exchange Traded Concepts, LLC serves as trading adviser to the Fund (“Trading Adviser” or “ETC”).

Subject to the oversight of the Board of Trustees, the Adviser is responsible for the overall management of the Fund, including overseeing the activities of the Sub-Adviser and the Trading Adviser and recommending their hiring, termination, and replacement.

The Sub-Adviser provides investment advisory services to the Fund, including advising the Adviser with respect to the investment and reinvestment of the Fund’s assets in accordance with the Fund’s investment objective, policies and restrictions, and any guidelines established by the Adviser.

The Trading Adviser is responsible for executing portfolio transactions on behalf of the Fund, including the purchase, retention and disposition of portfolio securities, subject to the supervision of the Adviser and the Board and in accordance with the Fund’s investment objective, policies and restrictions.

The Adviser compensates the Sub-Adviser and the Trading Adviser for their services.

FUND	ADVISORY FEE
MUFG Japan Small Cap Active ETF	0.75%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

11

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
MUFG Japan Small Cap Active ETF	$6,209,043	$1,519,848

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions (excluding short-term investments) of the Fund were as follows:

FUND	PURCHASES	SALES
MUFG Japan Small Cap Active ETF	$15,036,874	$993,902

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. The Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).

6. Securities Lending

The Fund may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. The Fund may not make loans in excess of 33 1/3% of the value of its total assets. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Fund’s securities lending agent.

12

MUFG Japan Small Cap Active ETF

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of FEBRUARY 28, 2026 (UNAUDITED)

7. FEDERAL INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

13

MUFG Japan Small Cap Active ETF

NOTICE TO SHAREHOLDERS

As of FEBRUARY 28, 2026 (UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.mufgetfs.com.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board, including all of the Board members who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between and the Trust, on behalf of the new MUFG Japan Small Cap Active ETF (the “Fund”), (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Clearbrook and Mitsubishi, on behalf of the Fund, and (iii) a new investment trading advisory agreement (the “Trading Advisory Agreement”) between Clearbrook and ETC, on behalf of the Fund, at meetings held on May 13-14, 2025 and July 10, 2025 (for this section only, the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement, the Board considered information provided by Clearbrook, Mitsubishi, and ETC, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement between the Trust and Clearbrook with respect to the Fund, the Sub-Advisory Agreement between Clearbrook and Mitsubishi, and the Trading Advisory Agreement between Clearbrook and ETC with respect to the Fund, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, and the discussions held during the Meeting. The Board reviewed these materials with management of Clearbrook and discussed the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement with counsel in executive sessions, at which no representatives of Clearbrook, Mitsubishi, or ETC were present. The Board considered whether approval of the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by Clearbrook, Mitsubishi, and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Clearbrook’s, Mitsubishi’s, and ETC’s investment philosophies and processes; (iv) Clearbrook’s, Mitsubishi’s, and ETC’s assets under management and client descriptions; (v) Clearbrook’s, Mitsubishi’s, and ETC’s soft dollar commission and trade allocation policies, as applicable; (vi) Clearbrook’s, Mitsubishi’s, and ETC’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) Clearbrook’s, Mitsubishi’s, and ETC’s compliance procedures; (viii) Clearbrook’s, Mitsubishi’s, and ETC’s financial information and insurance coverage; (ix) Clearbrook’s, Mitsubishi’s, and ETC’s profitability analysis relating to their respective proposed

14

MUFG Japan Small Cap Active ETF

NOTICE TO SHAREHOLDERS (concluded)

As of FEBRUARY 28, 2026 (UNAUDITED)

provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Board noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Board considered the nature, extent, and quality of the services to be provided by Clearbrook, Mitsubishi, and ETC. The Directors concluded that Clearbrook, Mitsubishi, and ETC had sufficient resources to provide services to the Fund.

The Board noted that Clearbrook, and not the Fund, would be responsible for compensating Mitsubishi and ETC.

After reviewing the information regarding Clearbrook’s, Mitsubishi’s, and ETC’s estimated costs, profitability and economies of scale, and after considering the services to be provided by Clearbrook, Mitsubishi, and ETC, the Board concluded that the investment advisory fees to be paid by the Fund to Clearbrook, the sub-advisory fees to be paid by Clearbrook to Mitsubishi, and the trading advisory fees to be paid by Clearbrook to ETC were fair and reasonable and that the Investment Advisory Agreement, Sub-Advisory Agreement, and Trading Advisory Agreement should be approved for an initial period ending August 16, 2026.

15

INVESTMENT ADVISER

Clearbrook Investment Consulting LLC
21 West 46th Street, Suite 1507
New York, NY 10036

INVESTMENT SUB-ADVISER

Mitsubishi UFJ Trust and Banking Corporation
1-4-5, Marunouchi, Chiyoda-ku
Tokyo, Japan 100-8212

INVESTMENT TRADING ADVISER

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Financial Statements

First Eagle Global Equity ETF

(New York Stock Exchange – FEGE)

First Eagle Overseas Equity ETF

(New York Stock Exchange – FEOE)

of The RBB Fund Trust

February 28, 2026

(Unaudited)

First Eagle Global Equity ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Value	% of Net Assets
Consumer Staples	$247,462,117	16.6%
Health Care	184,021,171	12.3
Information Technology	180,360,567	12.2
Financials	178,503,205	11.7
Materials	157,911,428	10.5
Energy	138,202,525	9.4
Industrials	136,983,128	9.3
Communication Services	127,027,866	8.3
Consumer Discretionary	88,070,049	5.8
Real Estate	52,261,669	3.5
Other Assets in Excess of Liabilities	6,421,070	0.4
	$1,497,224,795	100.0%

The accompanying notes are an integral part of the financial statements.
1

First Eagle Global Equity ETF

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2026 (UNAUDITED)

	shares	VALUE
COMMON STOCKS — 98.1%
Brazil — 0.9%
Ambev SA - ADR	4,240,042	$13,398,533

Canada — 9.9%
Agnico Eagle Mines Ltd.	75,801	19,040,135
Barrick Mining Corp.	453,749	23,023,224
Franco-Nevada Corp.	86,377	24,141,613
Imperial Oil Ltd.	274,518	32,109,781
Nutrien Ltd.	159,466	11,971,113
Power Corp. of Canada	267,647	13,444,648
Wheaton Precious Metals Corp.	150,236	24,586,122
		148,316,636
France — 3.5%
Danone SA	167,517	14,378,224
Dassault Systemes SE	669,003	14,663,664
LVMH Moet Hennessy Louis Vuitton SE	31,397	20,185,402
Pernod Ricard SA	40,917	3,783,678
		53,010,968
Germany — 1.8%
adidas AG	12,014	2,245,767
Merck KGaA	162,302	24,604,869
		26,850,636
Hong Kong — 3.3%
AIA Group Ltd.	1,016,200	11,274,658
Alibaba Group Holding Ltd.	836,100	15,271,965
CK Asset Holdings Ltd.	1,355,500	8,624,995
Jardine Matheson Holdings Ltd.	177,990	14,684,175
		49,855,793
Ireland — 1.1%
Medtronic PLC	166,793	16,289,004

Japan — 7.4%
FANUC Corp.	326,000	14,848,641
Hoshizaki Corp.	155,200	5,462,038
Keyence Corp.	31,000	13,113,438
Mitsubishi Electric Corp.	256,600	9,844,015
MS&AD Insurance Group Holdings, Inc.	545,400	15,283,004
Secom Co. Ltd.	314,600	12,163,768
Shimano, Inc.	72,400	7,770,141
SMC Corp.	44,500	21,491,307
Sompo Holdings, Inc.	282,500	11,297,106
		111,273,458
Mexico — 2.6%
Fomento Economico Mexicano SAB de CV - ADR	168,469	18,922,438
Grupo Mexico SAB de CV - Class B	339,308	4,300,161
Mexico — 2.6% (continued)
Wal-Mart de Mexico SAB de CV	4,878,756	$15,835,702
		39,058,301
Netherlands — 2.4%
Heineken NV	136,535	12,674,067
Magnum Ice Cream Co. NV (a)	63,217	1,003,632
Prosus NV	415,802	21,376,972
		35,054,671
South Korea — 4.6%
NAVER Corp.	53,407	9,448,788
Samsung Electronics Co. Ltd.	391,784	58,965,058
		68,413,846
Sweden — 1.1%
Investor AB	397,910	16,650,107

Switzerland — 4.5%
Cie Financiere Richemont SA	103,751	21,219,802
Nestle SA	208,030	22,722,715
Schindler Holding AG	49,640	18,955,978
SGS SA	30,320	3,825,246
		66,723,741
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	48,523	18,175,745

United Kingdom — 10.3%
British American Tobacco PLC	692,131	43,279,758
Diageo PLC	231,780	5,192,974
Haleon PLC	2,656,836	14,526,075
Lloyds Banking Group PLC	9,740,665	13,448,663
Reckitt Benckiser Group PLC	221,318	19,422,703
Shell PLC	430,962	17,822,866
Unilever PLC	280,965	20,669,590
Willis Towers Watson PLC	65,101	19,866,872
		154,229,501
United States — 43.5% (b)
Alphabet, Inc. - Class C	117,825	36,694,240
American Express Co.	31,603	9,762,167
Bank of New York Mellon Corp.	175,361	20,885,495
Becton Dickinson & Co.	205,102	36,196,401
Berkshire Hathaway, Inc. - Class B (a)	25,126	12,687,374
Bio-Rad Laboratories, Inc. - Class A (a)	48,926	13,622,955
BXP, Inc.	146,728	8,448,598
CH Robinson Worldwide, Inc.	105,624	19,566,846
Charter Communications, Inc. - Class A (a)	66,922	15,701,909
Colgate-Palmolive Co.	146,490	14,523,019
Comcast Corp. - Class A	580,142	17,961,196
Dollar General Corp.	81,585	12,746,840

The accompanying notes are an integral part of the financial statements.
2

First Eagle Global Equity ETF

SCHEDULE OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	shares	VALUE
United States — 43.5% (b) (continued)
Elevance Health, Inc.	70,896	$22,686,720
Equity Residential	152,564	9,643,570
Expeditors International of Washington, Inc.	111,295	16,141,114
Extra Space Storage, Inc.	56,067	8,467,799
Exxon Mobil Corp.	133,306	20,329,165
Fidelity National Financial, Inc.	80,623	4,263,344
Fiserv, Inc. (a)	134,475	8,376,448
HCA Healthcare, Inc.	56,181	29,759,076
International Flavors & Fragrances, Inc.	161,391	13,271,182
Meta Platforms, Inc. - Class A	45,284	29,352,183
Microsoft Corp.	7,709	3,027,633
Newmont Corp.	177,286	23,047,180
Noble Corp. PLC	534,641	24,288,741
Omnicom Group, Inc.	131,433	11,209,920
ONEOK, Inc.	208,744	17,277,741
Oracle Corp.	141,802	20,618,011
Philip Morris International, Inc.	109,029	20,369,888
PPG Industries, Inc.	117,877	14,530,698
Salesforce, Inc.	106,204	20,687,477
SLB Ltd.	513,717	26,374,231
Texas Instruments, Inc.	64,149	13,606,644
Universal Health Services, Inc. - Class B	84,773	17,471,715
US Bancorp	146,438	8,004,301
Walt Disney Co.	62,803	6,659,630
Waters Corp. (a)	27,755	8,864,356
Weyerhaeuser Co.	696,156	17,076,707
Workday, Inc. - Class A (a)	130,853	17,502,897
		651,705,411
TOTAL COMMON STOCKS (Cost $1,281,118,484)		1,469,006,351

PREFERRED STOCKS — 1.5%
Brazil — 0.9%
Itausa SA, 0.00%	4,759,969	$13,259,018

Germany — 0.6%
Henkel AG & Co. KGaA, 0.00%	86,873	8,538,356
TOTAL PREFERRED STOCKS (Cost $17,983,144)		21,797,374

TOTAL INVESTMENTS — 99.6% (Cost $1,299,101,628)		1,490,803,725
Other Assets in Excess of Liabilities — 0.4%		6,421,070
TOTAL NET ASSETS — 100.0%		$1,497,224,795

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

The accompanying notes are an integral part of the financial statements.
3

FIRST EAGLE OVERSEAS EQUITY ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Value	% of Net Assets
Consumer Staples	$206,732,439	22.9%
Financials	126,936,904	14.0
Industrials	115,262,308	12.8
Materials	106,187,891	11.8
Information Technology	105,534,713	11.6
Consumer Discretionary	100,242,154	11.0
Energy	74,480,917	8.2
Health Care	36,430,434	4.0
Real Estate	17,423,438	2.0
Communication Services	6,226,714	0.7
Other Assets in Excess of Liabilities	9,440,552	1.0
	$904,898,464	100.0%

The accompanying notes are an integral part of the financial statements.
4

FIRST EAGLE OVERSEAS EQUITY ETF

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 96.3%
Brazil — 1.6%
Ambev SA - ADR	4,553,775	$14,389,929

Canada — 13.0%
Agnico Eagle Mines Ltd.	24,114	6,057,095
Barrick Mining Corp.	268,146	13,605,728
Franco-Nevada Corp.	66,759	18,658,554
Imperial Oil Ltd.	301,491	35,264,755
Nutrien Ltd.	183,522	13,776,997
Power Corp. of Canada	265,061	13,314,746
Wheaton Precious Metals Corp.	104,373	17,080,641
		117,758,516
Faroe Islands — 0.3%
Bakkafrost P/F	51,944	2,491,136

Finland — 0.4%
Kesko Oyj - Class B	134,657	3,319,050

France — 6.2%
Danone SA	157,885	13,551,496
Dassault Systemes SE	527,596	11,564,209
Legrand SA	47,856	8,699,703
LVMH Moet Hennessy Louis Vuitton SE	28,287	18,185,956
Pernod Ricard SA	40,880	3,780,257
		55,781,621
Germany — 2.5%
adidas AG	12,012	2,245,393
Merck KGaA	135,480	20,538,672
		22,784,065
Hong Kong — 5.3%
AIA Group Ltd.	830,200	9,211,003
Alibaba Group Holding Ltd.	706,000	12,895,595
CK Asset Holdings Ltd.	1,235,000	7,858,259
Jardine Matheson Holdings Ltd.	220,499	18,191,167
		48,156,024
Indonesia — 0.4%
Astra International Tbk PT	9,408,000	3,745,804

Japan — 15.5%
FANUC Corp.	357,500	16,283,402
Hirose Electric Co. Ltd.	56,400	8,427,586
Hoshizaki Corp.	169,700	5,972,345
Kansai Paint Co. Ltd.	701,000	12,407,159
Keyence Corp.	26,500	11,209,874
Mitsubishi Electric Corp.	291,000	11,163,712
MS&AD Insurance Group Holdings, Inc.	531,800	14,901,910
Nihon Kohden Corp.	421,300	4,694,151
Secom Co. Ltd.	320,900	12,407,353
Japan — 15.5% (continued)
Shimano, Inc.	73,900	$7,931,124
SMC Corp.	38,900	18,786,783
Sompo Holdings, Inc.	247,000	9,877,469
TIS, Inc.	302,300	6,240,932
		140,303,800
Mexico — 3.9%
Fomento Economico Mexicano SAB de CV - ADR	164,477	18,474,057
Grupo Mexico SAB de CV - Class B	279,035	3,536,301
Wal-Mart de Mexico SAB de CV	4,004,575	12,998,243
		35,008,601
Netherlands — 3.7%
Heineken NV	124,043	11,514,478
Magnum Ice Cream Co. NV (a)	144,311	2,291,079
Prosus NV	391,056	20,104,745
		33,910,302
Norway — 1.1%
Orkla ASA	730,471	9,994,876

Singapore — 2.2%
United Overseas Bank Ltd.	351,332	10,268,594
UOL Group Ltd.	1,072,606	9,565,179
		19,833,773
South Korea — 8.0%
Hyundai Mobis Co. Ltd.	30,571	10,987,283
NAVER Corp.	35,195	6,226,714
NongShim Co. Ltd.	12,017	3,592,152
Samsung Electronics Co. Ltd.	343,792	51,742,070
		72,548,219
Sweden — 3.2%
Industrivarden AB	100,443	5,694,396
Investor AB	397,682	16,640,566
Svenska Handelsbanken AB - Class A	398,798	6,387,765
		28,722,727
Switzerland — 5.9%
Cie Financiere Richemont SA	93,241	19,070,231
Nestle SA	161,861	17,679,764
Schindler Holding AG	33,565	12,817,434
SGS SA	30,289	3,821,335
		53,388,764
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	43,649	16,350,042

Thailand — 0.7%
Bangkok Bank PCL - NVDR	1,197,820	6,839,731

The accompanying notes are an integral part of the financial statements.
5

FIRST EAGLE OVERSEAS EQUITY ETF

SCHEDULE OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	SHARES	VALUE
Turkey — 0.4%
AG Anadolu Grubu Holding AS	4,387,248	$3,373,270

United Kingdom — 17.7%
Berkeley Group Holdings PLC	151,389	8,821,827
British American Tobacco PLC	588,912	36,825,353
Diageo PLC	166,355	3,727,143
Haleon PLC	2,048,056	11,197,611
Lloyds Banking Group PLC	9,080,435	12,537,102
Reckitt Benckiser Group PLC	203,140	17,827,415
Shell PLC	948,258	39,216,162
Unilever PLC	244,342	17,975,367
Willis Towers Watson PLC	38,985	11,897,052
		160,025,032
United States — 2.5%
Newmont Corp.	116,323	15,121,990
Philip Morris International, Inc.	41,692	7,789,316
		22,911,306
TOTAL COMMON STOCKS (Cost $739,099,403)		871,636,588

PREFERRED STOCKS — 2.7%
Brazil — 1.1%
Itausa SA, 0.00%	3,362,585	$9,366,570

Germany — 1.6%
FUCHS SE, 0.00%	136,833	5,943,426
Henkel AG & Co. KGaA, 0.00%	86,598	8,511,328
		14,454,754
TOTAL PREFERRED STOCKS (Cost $21,085,675)		23,821,324

TOTAL INVESTMENTS — 99.0% (Cost $760,185,078)		895,457,912
Other Assets in Excess of Liabilities — 1.0%		9,440,552
TOTAL NET ASSETS — 100.0%		$904,898,464

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
6

FIRST EAGLE ETFS

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

	First Eagle Global Equity ETF	First Eagle Overseas Equity ETF
ASSETS:
Investments, at value	$1,490,803,725	$895,457,912
Receivable for investments sold	53,597,717	16,666,579
Receivable for fund shares sold	28,662,704	44,899,797
Cash - interest bearing deposit account	8,795,033	11,142,381
Dividends receivable	1,199,197	899,972
Dividend tax reclaims receivable	177,134	148,033
Interest receivable	30,752	22,639
Total assets	1,583,266,262	969,237,313

LIABILITIES:
Payable for investments purchased	59,355,214	36,320,188
Payable for capital shares redeemed	26,151,423	6,118,167
Payable to Adviser	509,623	291,623
Payable to custodian foreign currency, at value	25,207	16,092
Payable to custodian	—	21,592,779
Total liabilities	86,041,467	64,338,849
NET ASSETS	$1,497,224,795	$904,898,464

NET ASSETS CONSISTS OF:
Paid-in capital	$1,280,614,789	$761,040,946
Total distributable earnings	216,610,006	143,857,518
Total net assets	$1,497,224,795	$904,898,464

Net assets	$1,497,224,795	$904,898,464
Shares issued and outstanding (a)	29,200,000	16,270,000
Net asset value per share	$51.27	$55.62

COST:
Investments, at cost	$1,299,101,628	$760,185,078

PROCEEDS:
Foreign currency proceeds	$25,241	$16,108

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
7

FIRST EAGLE ETFS

Statements of Operations

For the Period Ended FEBRUARY 28, 2026 (UNAUDITED)

	First Eagle Global Equity ETF	First Eagle Overseas Equity ETF
INVESTMENT INCOME:
Dividend income	$8,492,901	$4,972,414
Less: issuance fees	(1,801)	(1,553)
Less: dividend withholding taxes	(366,352)	(340,902)
Interest income	84,816	56,862
Other income	—	19,094
Total investment income	8,209,564	4,705,915

EXPENSES:
Investment advisory fee	3,246,474	1,823,033
Total expenses	3,246,474	1,823,033
Expense waiver by Adviser	(1,191,744)	(669,215)
Net expenses	2,054,730	1,153,818
NET INVESTMENT INCOME	6,154,834	3,552,097

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	24,707,099	11,472,652
In-kind redemptions	35,485,087	13,012,696
Securities sold short	(31,788,820)	(12,939,317)
Foreign currency translation	(352,498)	(262,572)
Net realized gain (loss)	28,050,868	11,283,459
Net change in unrealized appreciation (depreciation) on:
Investments	151,838,122	118,279,151
Foreign currency translation	11,471	23,821
Net change in unrealized appreciation (depreciation)	151,849,593	118,302,972
Net realized and unrealized gain (loss)	179,900,461	129,586,431
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$186,055,295	$133,138,528

The accompanying notes are an integral part of the financial statements.
8

First eagle Global Equity ETF

Statements of Changes in Net Assets

	FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE period ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$6,154,834	$2,391,824
Net realized gain (loss)	28,050,868	(678,813)
Net change in unrealized appreciation (depreciation)	151,849,593	39,867,293
Net increase (decrease) in net assets from operations	186,055,295	41,580,304

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,025,593)	—
Total distributions to shareholders	(11,025,593)	—

CAPITAL TRANSACTIONS:
Shares sold	925,376,555	450,433,273
Shares redeemed	(95,326,224)	—
ETF transaction fees	96,765	34,420
Net increase (decrease) in net assets from capital transactions	830,147,096	450,467,693
NET INCREASE (DECREASE) IN NET ASSETS	1,005,176,798	492,047,997

NET ASSETS:
Beginning of the period	492,047,997	—
End of the period	$1,497,224,795	$492,047,997

SHARES TRANSACTIONS
Shares sold	19,510,000	11,650,000
Shares redeemed	(1,960,000)	—
Total increase (decrease) in shares outstanding	17,550,000	11,650,000

(a)	Inception date of the Fund was December 19, 2024.

The accompanying notes are an integral part of the financial statements.
9

First Eagle Overseas Equity ETF

StatementS of Changes in Net Assets

	FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE period ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$3,552,097	$1,394,040
Net realized gain (loss)	11,283,459	(260,617)
Net change in unrealized appreciation (depreciation)	118,302,972	16,996,838
Net increase (decrease) in net assets from operations	133,138,528	18,130,261

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,411,271)	—
Total distributions to shareholders	(7,411,271)	—

CAPITAL TRANSACTIONS:
Shares sold	552,594,486	246,817,863
Shares redeemed	(38,500,891)	—
ETF transaction fees	90,712	38,776
Net increase (decrease) in net assets from capital transactions	514,184,307	246,856,639
NET INCREASE (DECREASE) IN NET ASSETS	639,911,564	264,986,900

NET ASSETS:
Beginning of the period	264,986,900	—
End of the period	$904,898,464	$264,986,900

SHARES TRANSACTIONS
Shares sold	11,010,000	6,020,000
Shares redeemed	(760,000)	—
Total increase (decrease) in shares outstanding	10,250,000	6,020,000

(a)	Inception date of the Fund was December 19, 2024.

The accompanying notes are an integral part of the financial statements.
10

First eagle Global Equity ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$42.24	$34.74
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.47
Net realized and unrealized gain (loss) on investments(c)	9.26	7.02
Total from investment operations	9.61	7.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	—
Total distributions	(0.59)	—
ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$51.27	$42.24
TOTAL RETURN(d)	22.95%	21.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,497,225	$492,048
Ratio of expenses to average net assets:
Before expense waiver(e)	0.79%	0.79%
After expense waiver(e)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	1.50%	1.77%
Portfolio turnover rate(d)(f)	18%	12%

(a)	Inception date of the Fund was December 19, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
11

First Eagle Overseas Equity ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$44.02	$34.60
INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.66
Net realized and unrealized gain (loss) on investments(c)	11.96	8.74
Total from investment operations	12.33	9.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	—
Total distributions	(0.74)	—
ETF transaction fees per share	0.01	0.02
Net asset value, end of period	$55.62	$44.02
TOTAL RETURN(d)	28.28%	27.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$904,898	$264,987
Ratio of expenses to average net assets:
Before expense waiver(e)	0.79%	0.79%
After expense waiver(e)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	1.54%	2.30%
Portfolio turnover rate(d)(f)	13%	10%

(a)	Inception date of the Fund was December 19, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
12

FIRST EAGLE ETFS

Notes to the Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen active investment portfolios, including the First Eagle Global Equity ETF and the First Eagle Overseas Equity ETF (each, a “Fund” and together, the “Funds”). The First Eagle Global Equity ETF and First Eagle Overseas ETF each commenced investment operations on December 19, 2024.

The investment objective of the First Eagle Global Equity ETF is to seek long-term growth of capital by investing primarily in equities of U.S. and non-U.S. issuers.

The investment objective of the First Eagle Overseas Equity ETF is to seek long-term grown of capital by investing primarily in equities of non-U.S. issuers.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

13

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

First Eagle Global Equity ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stock	$1,469,006,351	$—	$—	$1,469,006,351
Preferred Stocks	21,797,374	—	—	21,797,374
Total Investments*	$1,490,803,725	$—	$—	$1,490,803,725

First Eagle Overseas Equity ETF

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments:
Common Stock	$871,636,588	$—	$—	$871,636,588
Preferred Stocks	23,821,324	—	—	23,821,324
Total Investments*	$895,457,912	$—	$—	$895,457,912

*	Refer to the Schedule of Investments for industry classifications.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

14

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the trustees and counsel to the trustees and the officers of the Trust. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

FOREIGN SECURITIES — The Funds may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot

15

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

EQUITY SECURITIES — The equity securities in which each Fund may invest include common stock, units of trusts and partnerships, real estate investment trusts (REITs), listed depository receipts, secondary offerings, equity ETFs, warrants and similar rights. The value of each Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT adviser and other services

First Eagle Investment Management, LLC (the “Adviser” or “First Eagle”) serves as the investment adviser to the Funds. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to each Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of each Fund. The Adviser compensates the Sub-Adviser for its services.

Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	ADVISORY FEE
First Eagle Global Equity ETF	0.79%
First Eagle Overseas Equity ETF	0.79%

From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

16

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.50% of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net Total Annual Fund Operating Expenses to exceed 0.50%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
First Eagle Global Equity ETF	$269,727,484	$157,181,139
First Eagle Overseas Equtiy ETF	161,705,415	64,716,645

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
First Eagle Global Equity ETF	$804,513,952	$96,565,047
First Eagle Overseas Equtiy ETF	443,356,828	37,609,451

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that

17

FIRST EAGLE ETFS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Global Equity Fund and Overseas Equity Fund is $500 and $750, respectively, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
First Eagle Global Equity ETF	$450,393,400	$49,360,042	$(9,715,186)	$39,644,856
First Eagle Overseas Equity ETF	246,616,141	21,270,786	(4,943,892)	16,326,894

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2025, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

18

FIRST EAGLE ETFS

Notes to the Financial Statements (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Net Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
First Eagle Global Equity ETF	$2,557,810	$—	$(622,362)	$41,580,304	$—
First Eagle Overseas Equity ETF	2,021,896	—	(218,529)	18,130,261	—

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2025 was as follows:

FUND	Ordinary Income	Long-Term CAPITAL Gains	Foreign Tax Credit	TOTAL
First Eagle Global Equity ETF	$—	$—	$164,485	$164,485
First Eagle Overseas Equity ETF	—	—	129,559	129,559

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the First Eagle Global Equity ETF had $622,362 of short-term capital loss carryforwards and no long-term capital loss carry forward, the First Eagle Overseas Equity ETF had $218,529 of short-term capital loss carryforwards and no long-term capital loss carry forward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

FIRST EAGLE ETFS

NOTICE TO SHAREHOLDERS

FEBRUARY 28, 2026 (UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.firsteagle.com.

20

Investment Adviser

First Eagle Investment Management, LLC
1345 Avenue of the Americas
New York, NY 10105

Investment Sub-Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Administrator and Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Principal Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

FINANCIAL STATEMENTS

February 28, 2026
(Unaudited)

Wayfinder Dynamic U.S. Interest Rate ETF

Ticker: CMBO

A series of The RBB Fund Trust

Wayfinder Dynamic U.S. Interest Rate ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 98.4% (a)
Call Options — 66.5%
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (b)(c)(d)	$2,057,970	30	$2,023,824

Put Options — 31.9%
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $1,010.01 (b)(c)(d)	2,057,970	30	969,293
TOTAL PURCHASED OPTIONS (Cost $2,975,343)			2,993,117

		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.6%
First American Government Obligations Fund - Class X, 3.60% (e)		48,033	48,033
TOTAL MONEY MARKET FUNDS (Cost $48,033)			48,033

TOTAL INVESTMENTS — 100.0% (Cost $3,023,376)			3,041,150
Liabilities in Excess of Other Assets - (0.0)% (f)			(532)
TOTAL NET ASSETS — 100.0%			$3,040,618

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

(f)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
1

Wayfinder Dynamic U.S. Interest Rate ETF

Schedule of Written Options

FEBRUARY 28, 2026 (UNAUDITED)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options — (0.0)% (a)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $1,010.01 (b)(c)	$(2,057,970)	(30)	$—

Put Options - (0.0)% (a)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (b)(c)	(2,057,970)	(30)	—
TOTAL WRITTEN OPTIONS (Premiums received $208)			$—

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.
2

Wayfinder Dynamic U.S. Interest Rate ETF

Statement of Assets and Liabilities

As of FEBRUARY 28, 2026 (UNAUDITED)

Wayfinder Dynamic U.S. Interest Rate ETF
ASSETS:
Investments, at value	$3,041,150
Dividends receivable	133
Total assets	3,041,283

LIABILITIES:
Payable for expenses and other liabilities	534
Payable to Adviser	116
Payable to Custody	15
Total liabilities	665

NET ASSETS	$3,040,618

NET ASSETS CONSISTS OF:
Paid-in capital	$3,017,396
Total distributable earnings	23,222
Total net assets	$3,040,618

Net assets	$3,040,618
Shares issued and outstanding (a)	30,000
Net asset value per share	$101.35

COST:
Investments, at cost	$3,023,376

PROCEEDS:
Written options premium received	$208

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
3

Wayfinder Dynamic U.S. Interest Rate ETF

Statement of Operations

For the PERIOD ended FEBRUARY 28, 2026 (UNAUDITED)

Wayfinder Dynamic U.S. Interest Rate ETF(a)
INVESTMENT INCOME:
Dividend income	$283
Total investment income	283

EXPENSES:
Investment advisory fee	1,409
Interest expense	25
Custody Expense	15
Other expenses and fees	549
Total expenses	1,998
Expense reimbursement by Adviser	(1,127)
Net expenses	871

NET INVESTMENT LOSS	(588)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,664
Written options expired or closed	164
Net realized gain (loss)	5,828
Net change in unrealized appreciation (depreciation) on:
Investments	17,774
Written options	208
Net change in unrealized appreciation (depreciation)	17,982
Net realized and unrealized gain (loss)	23,810
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,222

(a)	Inception date of the Fund was November 3, 2025.

The accompanying notes are an integral part of the financial statements.
4

Wayfinder Dynamic U.S. Interest Rate ETF

Statement of Changes in Net Assets

Period ended February 28, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(588)
Net realized gain (loss)	5,828
Net change in unrealized appreciation (depreciation)	17,982
Net increase (decrease) in net assets from operations	23,222

CAPITAL TRANSACTIONS:
Shares sold	3,017,396
Net increase (decrease) in net assets from capital transactions	3,017,396

NET INCREASE (DECREASE) IN NET ASSETS	3,040,618

NET ASSETS:
Beginning of the period	—
End of the period	$3,040,618

SHARES TRANSACTIONS
Shares sold	30,000
Total increase (decrease) in shares outstanding	30,000

(a)	Inception date of the Fund was November 3, 2025.

The accompanying notes are an integral part of the financial statements.
5

Wayfinder Dynamic U.S. Interest Rate ETF

Financial Highlights

Contained below is per share operating performance data for the Fund outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Period ended February 28, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$100.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)
Net realized and unrealized gain (loss) on investments (c)	1.38
Total from investment operations	1.35

Net asset value, end of period	$101.35

TOTAL RETURN (d)	1.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,041
Ratio of expenses to average net assets:
Before expense reimbursement(e)	0.35%
After expense reimbursement(e)	0.15%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets (e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets (e)	(0.10)%
Portfolio turnover rate (d)(g)	—%

(a)	Inception date of the Fund was November 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
6

Wayfinder Dynamic U.S. Interest Rate ETF

Notes to Financial Statements

As of FEBRUARY 28, 2026 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has seventeen separate investment portfolios, including the Wayfinder Dynamic U.S. Interest Rate ETF (the “Fund”), which commenced investment operations on November 3, 2025.

The Fund seeks to provide investment results that, before fees and expenses, equal or exceed the performance of an investment that tracks the rolling 0-12 month segment of the United States Treasury Bill market.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is since inception on November 3, 2025 through February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Gladius Capital Management LP (the “Adviser”), the Fund’s investment adviser, as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

7

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Assets:
Investments:
Purchased Options	$—	$2,993,117		$—	$2,993,117
Money Market Funds	48,033	—		—	48,033
Total Investments	$48,033	$2,993,117		$—	$3,041,150

Liabilities:
Investments:
Written Options	$—	$—	(a)	$—	$—	(a)
Total Investments	$—	$—	(a)	$—	$—	(a)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Includes all investments with an aggregate value of zero.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable

8

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

and responsible for administrator fees, custody, the independent trustees and counsel to the independent trustees and the officers of the Trust. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

ACTIVE MANAGEMENT RISK — The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

CASH OR CASH EQUIVALENTS RISK — When the Fund holds a significant amount of cash or cash equivalents, such as highly-rated short-term fixed income securities, and does not have significant exposures through investments in derivatives, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indices which, by definition, are composed of groups of securities without a cash component. In addition, increases in inflation may lead to a decline in the value of cash or cash equivalent securities.

COUNTERPARTY RISK — Where the Fund enters into derivative contracts that are exchange-traded or traded through a central clearing counterparty, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. In addition, the fund may enter into derivative contracts that are privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

DERIVATIVES RISK — The Fund’s investments in derivative instruments including options, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

9

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

FUTURES AND FORWARD CONTRACTS AND RELATED RISKS — The successful use of futures and forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures and forward contracts are:

●	Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

●	The imperfect correlation between the change in market value of the forward or futures contracts and the market value of the underlying instrument or reference assets with respect to such contracts;

●	Possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	Possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

●	Potentially unlimited losses caused by unanticipated market movements;

●	The Fund’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	The possibility that the counterparty will default in the performance of its obligations; and

●

If the Fund has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements with respect to its derivative instruments or close certain positions at a time when it may be disadvantageous to do so.

The use of futures contracts, forward contracts and derivative instruments could have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Fund will have the potential for greater losses than if the Fund did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the value of the Fund’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to a derivative instrument. There is no assurance that the Fund’s investment in a derivative instrument with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

OPTIONS RISK — An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may cover” a call option by owning the security underlying the option or through other means. The price and value of options can be highly volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including its anticipated volatility, which are affected by national and international fiscal and monetary policies, the time remaining until the expiration of the option contract and economic events, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. The value of the option contracts in which the Fund invests are substantially influenced by the value of the underlying instrument, and the Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless.

●

Selling or Writing Options Risks. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset

10

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.

●

Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing the option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out an option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.

●

Box Spread Risk. A Box Spread is the combination of a Synthetic Long position coupled with an offsetting Synthetic Short position through a combination of options contracts on an underlying or referenced asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of four option positions two of which represent the Synthetic Long and two representing the Synthetic Short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.

●

Rolling Options Contract Risk. The Fund’s investments in options are subject to risks related to rolling. Rolling occurs when the Fund closes out of an options contract as it nears its expiration and replaces it with a contract that has a later expiration instead of holding the option contract through expiration. When the market for these options is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher option prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for options contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher options prices for shorter expiration options contracts is referred to as “backwardation.” Extended periods of contango or backwardation can cause significant losses for the Fund.

●

FLEX Options Risk. FLEX Options are exchange-traded options contracts with customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying Shares or equity index and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, in accordance with the Trust’s pricing policies and procedures. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult

11

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of FEBRUARY 28, 2026 (UNAUDITED)

and the judgment of the Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

OPTIONS — Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Fund may purchase and sell(write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the options contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund may also write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, the Fund did not hold purchased or written options. Information regarding realized gain/(loss) and change in unrealized appreciation/ (depreciation) of options during the reporting period is included in the Statements of Operations.

During the current fiscal period, the Fund’s average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
Wayfinder Dynamic U.S. Interest Rate ETF	$793,936	$74

12

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of FEBRUARY 28, 2026 (UNAUDITED)

DERIVATIVE INSTRUMENTS — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options contracts.

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Assets and Liabilities was as follows:

	STATEMENT OF ASSETS AND LIABILITIES
FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	RISK TYPE	VALUE
Wayfinder Dynamic U.S. Interest Rate ETF	Written Option Contracts	Written options, at Value	Equity Securites Risk	$—	(a)
	Purchased Option Contracts	Investments, at Value	Equity Securites Risk	$2,993,117

(a)	Includes all investments with an aggregate value of zero.

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	RISK TYPE	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Wayfinder Dynamic U.S. Interest Rate ETF	Written Option Contract	Written options	Equity Securites Risk	$164	$208
	Purchased Option Contracts	Investments	Equity Securites Risk	$5,664	$17,774

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

Gladius Capital Management LP serves as the investment adviser to the Fund. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund and provides oversight of the Sub-Adviser, pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Fund. Compensation of the Sub-Adviser is paid by the Adviser. The Fund compensates the Adviser for its services at an annual rate of 0.25% based on the Fund’s average daily net assets payable on a monthly basis in arrears (the “Advisory Fee”). The Adviser has contractually agreed to waive its fee so as to limit the Fund’s current operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 0.15% (the

13

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of FEBRUARY 28, 2026 (UNAUDITED)

“Expense Cap”). For purposes of this Expense Cap, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest, and taxes. This Expense Cap is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

FUND	ADVISORY FEE	EXPENSE CAP
Wayfinder Dynamic U.S. Interest Rate ETF	0.25%	0.15%

If at any time the Fund’s total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

FUND	Expiration August 31, 2029
Wayfinder Dynamic U.S. Interest Rate ETF	$1,127

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to the Custodian, please refer to the Statement of Operations.

3. TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust.

14

Wayfinder Dynamic U.S. Interest Rate ETF

NOTES TO FINANCIAL STATEMENTS (concluded)

As of FEBRUARY 28, 2026 (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

6. FEDERAL INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax period since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

15

Wayfinder Dynamic U.S. Interest Rate ETF

Other Information

As of FEBRUARY 28, 2026 (UNAUDITED)

INFORMATION ON Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 617-0004 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://WayfinderETFs.com.

16

Wayfinder Dynamic U.S. Interest Rate ETF

Approval of Investment Advisory AGREEMENT

As of FEBRUARY 28, 2026 (UNAUDITED)

As required by the 1940 Act, the Board of Trustees (“Trustees”), including all of the Trustees who are not “interested persons” of The RBB Fund Trust (the “Trust”), as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Gladius Capital Management LP (“Gladius”) and the Trust, on behalf of the new Wayfinder Dynamic U.S. Interest Rate ETF (the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, Gladius, and Vident Investment Advisory, LLC (“Vident”), with respect to the Fund at meetings held on September 10-11, 2025 and October 31, 2025 (together, the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Gladius and Vident, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement, with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Gladius and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of Gladius or Vident were present. The Trustees considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by Gladius and Vident; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Gladius’ and Vident’s investment philosophies and processes; (iv) Gladius’ and Vident’s assets under management and client descriptions; (v) Gladius’ and Vident’s soft dollar commission and trade allocation policies, as applicable; (vi) Gladius’ and Vident’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) Gladius’ and Vident’s compliance procedures; (viii) Gladius’ and Vident’s financial information and insurance coverage; (ix) Gladius’ and Vident’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Trustees noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by Gladius and Vident. The Trustees concluded that Gladius and Vident had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that Gladius would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of Gladius’ own fees and resources.

After reviewing the information regarding Gladius’ and Vident’s estimated costs, profitability and economies of scale, and after considering the services to be provided by Gladius and Vident, the Trustees concluded that the investment advisory fees to be paid by the Fund to Gladius and the sub-advisory fees to be paid by Gladius to Vident were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2027.

17

Investment Adviser

Gladius Capital Management LP
1835 Three Kings Drive, Suite 50
Park City, UT 84060

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave. Suite 800
Cleveland, OH 44115

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Longview Advantage ETF

A Series of

THE RBB FUND TRUST

(Ticker: NASDAQ - EBI)

Financial Statements

February 28, 2026

(Unaudited)

Longview Advantage ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5%
Aerospace & Defense — 1.0%
AAR Corp. (a)	382	$44,759
AerSale Corp. (a)	6,014	46,909
Astronics Corp. (a)	64	5,160
ATI, Inc. (a)	1,212	198,271
BWX Technologies, Inc.	532	109,581
Cadre Holdings, Inc.	35	1,554
Carpenter Technology Corp.	490	195,054
Curtiss-Wright Corp.	244	170,881
Ducommun, Inc. (a)	2	247
FTAI Aviation Ltd.	166	50,763
General Dynamics Corp.	799	285,283
General Electric Co.	3,483	1,192,092
HEICO Corp.	35	11,181
HEICO Corp. - Class A	160	38,418
Hexcel Corp.	510	47,272
Howmet Aerospace, Inc.	1,485	389,857
Huntington Ingalls Industries, Inc.	264	117,353
Kratos Defense & Security Solutions, Inc. (a)	2	172
L3Harris Technologies, Inc.	493	179,718
Leonardo DRS, Inc.	679	29,462
Loar Holdings, Inc. (a)	2	142
Lockheed Martin Corp.	539	354,705
Mercury Systems, Inc. (a)	36	3,205
Moog, Inc. - Class A	381	128,561
National Presto Industries, Inc.	9	1,187
Northrop Grumman Corp.	794	575,158
Park Aerospace Corp.	1	26
RTX Corp.	5,342	1,082,396
StandardAero, Inc. (a)	19	585
Textron, Inc.	2,327	229,559
V2X, Inc. (a)	3,411	237,917
VSE Corp. (b)	63	14,305
Woodward, Inc.	363	140,394
		5,882,127
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	1,390	257,498
Expeditors International of Washington, Inc.	2,674	387,810
FedEx Corp.	8,491	3,286,017
Forward Air Corp. (a)	7,170	181,329
GXO Logistics, Inc. (a)	7,818	491,205
Hub Group, Inc. - Class A	350	15,074
Radiant Logistics, Inc. (a)	121	898
United Parcel Service, Inc. - Class B	15,296	1,773,724
		6,393,555
Automobile Components — 1.1%
Adient PLC (a)	4,441	108,005

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Automobile Components — 1.1% (continued)
Aptiv PLC (a)	38,317	$2,817,832
Autoliv, Inc.	14	1,659
BorgWarner, Inc.	8,263	475,701
Dana, Inc.	23,429	802,209
Dauch Corp. (a)	21,649	142,883
Dorman Products, Inc. (a)	602	70,952
Gentex Corp.	2,543	59,506
Gentherm, Inc. (a)	758	24,840
Goodyear Tire & Rubber Co. (a)	29,829	246,089
Holley, Inc. (a)	184	751
LCI Industries	3,127	416,516
Lear Corp.	7,412	972,825
Magna International, Inc.	14	883
Motorcar Parts of America, Inc. (a)	1,320	13,649
Patrick Industries, Inc.	2,494	308,732
Phinia, Inc.	4,932	358,211
Standard Motor Products, Inc.	2,608	103,486
Strattec Security Corp. (a)	70	6,160
Visteon Corp.	1,640	156,899
XPEL, Inc. (a)	31	1,321
		7,089,109
Automobiles — 1.5%
Ford Motor Co.	200,793	2,829,173
General Motors Co.	49,693	3,911,336
Harley-Davidson, Inc.	4,532	81,576
Rivian Automotive, Inc. - Class A (a)	6	92
Tesla, Inc. (a)	4,203	1,691,750
Thor Industries, Inc.	5,909	568,032
Winnebago Industries, Inc.	116	4,627
		9,086,586
Banks — 3.2%
1st Source Corp.	218	14,608
ACNB Corp.	8	403
Amalgamated Financial Corp.	1,165	44,841
Amerant Bancorp, Inc.	34	726
Ameris Bancorp	602	46,751
Ames National Corp.	2	54
Arrow Financial Corp.	40	1,332
Associated Banc-Corp.	8,545	225,673
Atlantic Union Bankshares Corp.	935	34,651
Axos Financial, Inc. (a)	5,222	453,374
Banc of California, Inc.	1,301	24,030
BancFirst Corp.	275	30,250
Bancorp, Inc. (a)	1,841	96,634
Bank First Corp.	137	18,450
Bank of America Corp.	23,472	1,169,610
Bank of Hawaii Corp.	411	31,141
Bank of NT Butterfield & Son Ltd.	5,127	260,195

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Banks — 3.2% (continued)
Bank OZK (b)	5,440	$253,286
Bank7 Corp.	236	9,601
BankUnited, Inc.	818	38,201
Bankwell Financial Group, Inc.	374	17,466
Banner Corp.	307	18,067
Bar Harbor Bankshares	4	129
BayCom Corp.	9	265
BOK Financial Corp.	231	29,041
Burke & Herbert Financial Services Corp.	1,307	84,223
Business First Bancshares, Inc.	20	546
Byline Bancorp, Inc.	27	842
C&F Financial Corp.	11	801
California BanCorp	3,102	56,798
Camden National Corp.	9	415
Capital Bancorp, Inc.	591	17,381
Capital City Bank Group, Inc.	606	25,964
Capitol Federal Financial, Inc.	699	5,019
Carter Bankshares, Inc. (a)	9	188
Cathay General Bancorp (b)	617	30,671
Central Pacific Financial Corp.	1,389	44,240
ChoiceOne Financial Services, Inc.	24	687
Citigroup, Inc.	7,451	821,026
Citizens & Northern Corp.	15	337
Citizens Financial Group, Inc.	2,832	170,458
Citizens Financial Services, Inc.	9	541
City Holding Co.	354	42,469
Civista Bancshares, Inc.	12	286
CNB Financial Corp.	1	28
Coastal Financial Corp. (a)	83	6,158
Colony Bankcorp, Inc.	14	278
Columbia Banking System, Inc.	4,351	123,786
Columbia Financial, Inc. (a)	4	72
Commerce Bancshares, Inc.	836	42,628
Community Financial System, Inc.	480	29,064
Community Trust Bancorp, Inc.	17	1,021
Community West Bancshares	1,957	45,461
ConnectOne Bancorp, Inc.	5	133
Cullen/Frost Bankers, Inc. (b)	641	88,599
Customers Bancorp, Inc. (a)	533	35,946
CVB Financial Corp.	1,315	25,287
Dime Community Bancshares, Inc.	25	809
Eagle Bancorp Montana, Inc.	508	11,024
East West Bancorp, Inc.	7,034	769,871
Eastern Bankshares, Inc.	134	2,621
Enterprise Financial Services Corp.	1,647	94,044
Equity Bancshares, Inc. - Class A	415	18,625

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Banks — 3.2% (continued)
Farmers & Merchants Bancorp, Inc.	26	$672
Farmers National Banc Corp.	2,022	26,144
FB Financial Corp. (b)	327	17,884
Fidelity D&D Bancorp, Inc.	111	4,867
Fifth Third Bancorp	7,213	356,827
Financial Institutions, Inc.	2,482	77,885
First Bancorp	43	2,442
First BanCorp	6,825	144,212
First Bancorp, Inc.	23	636
First Bank	50	796
First Busey Corp.	712	18,056
First Business Financial Services, Inc.	390	21,314
First Capital, Inc.	3	152
First Citizens BancShares, Inc. - Class A	109	206,898
First Commonwealth Financial Corp.	1,221	21,404
First Community Bankshares, Inc.	19	743
First Community Corp.	6	173
First Financial Bancorp	906	25,431
First Financial Bankshares, Inc. (b)	721	22,301
First Financial Corp.	604	38,269
First Hawaiian, Inc.	1,417	35,085
First Horizon Corp.	6,293	149,710
First Interstate BancSystem, Inc. - Class A	962	33,295
First Merchants Corp.	567	22,158
First Mid Bancshares, Inc.	384	15,748
First National Corp.	531	14,098
First United Corp.	337	11,953
Firstsun Capital Bancorp (a)	14	511
Five Star Bancorp	2	78
Flushing Financial Corp.	4	62
FNB Corp.	3,692	62,727
Franklin Financial Services Corp.	216	11,120
FS Bancorp, Inc.	31	1,225
Fulton Financial Corp. (b)	3,616	73,947
FVCBankcorp, Inc.	8	124
German American Bancorp, Inc.	54	2,232
Glacier Bancorp, Inc.	714	32,480
Great Southern Bancorp, Inc.	380	23,381
Hancock Whitney Corp.	910	59,887
Hanmi Financial Corp.	1,280	33,421
Hawthorn Bancshares, Inc.	16	528
HBT Financial, Inc.	670	18,063
Heritage Commerce Corp.	20	249
Heritage Financial Corp.	49	1,294
Hilltop Holdings, Inc.	387	14,485

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Banks — 3.2% (continued)
Home Bancorp, Inc.	303	$17,907
Home BancShares, Inc.	1,894	52,009
HomeTrust Bancshares, Inc.	14	590
Hope Bancorp, Inc.	541	6,092
Huntington Bancshares, Inc.	38,108	640,214
Independent Bank Corp. (b)	398	31,072
Independent Bank Corp.	91	3,162
International Bancshares Corp. (b)	2,951	198,042
Investar Holding Corp.	6	169
JPMorgan Chase & Co.	14,589	4,381,077
Kearny Financial Corp.	50	383
KeyCorp	1,199	24,867
Lakeland Financial Corp.	219	12,722
LCNB Corp.	8	136
LINKBANCORP, Inc.	1,740	15,051
Live Oak Bancshares, Inc.	41	1,487
M&T Bank Corp. (b)	674	146,245
Mercantile Bank Corp.	45	2,325
Meridian Corp.	19	369
Metrocity Bankshares, Inc.	85	2,389
Mid Penn Bancorp, Inc.	17	547
MVB Financial Corp.	41	1,107
National Bank Holdings Corp. - Class A	317	12,677
NB Bancorp, Inc.	24	512
NBT Bancorp, Inc.	410	17,515
Nicolet Bankshares, Inc.	291	44,383
Northeast Bank	485	53,777
Northeast Community Bancorp, Inc.	876	21,199
Northfield Bancorp, Inc.	7	93
Northrim BanCorp, Inc.	2,248	52,806
Northwest Bancshares, Inc.	1,118	13,919
Norwood Financial Corp.	2	58
Oak Valley Bancorp	34	1,088
OceanFirst Financial Corp.	2	36
OFG Bancorp	2,388	95,711
Old National Bancorp (b)	3,456	79,834
Old Second Bancorp, Inc.	1	20
OP Bancorp	49	655
Orange County Bancorp, Inc.	20	664
Origin Bancorp, Inc.	1	42
Orrstown Financial Services, Inc.	2,046	73,533
Park National Corp.	303	49,853
Parke Bancorp, Inc.	784	21,842
Pathward Financial, Inc. (b)	1,543	140,089
PCB Bancorp	341	7,625
Peoples Bancorp of North Carolina, Inc.	5	191
Peoples Bancorp, Inc.	1	32

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Banks — 3.2% (continued)
Peoples Financial Services Corp.	394	$21,118
Pinnacle Financial Partners, Inc.	3,119	283,080
Plumas Bancorp	35	1,761
PNC Financial Services Group, Inc.	1,627	345,493
Ponce Financial Group, Inc. (a)	24	390
Popular, Inc.	1,282	173,532
Preferred Bank	1,249	109,562
Primis Financial Corp.	1,895	25,033
Prosperity Bancshares, Inc.	920	64,740
Provident Financial Services, Inc.	2,868	60,343
Red River Bancshares, Inc.	8	710
Regions Financial Corp.	5,499	153,037
Renasant Corp.	736	27,710
Republic Bancorp, Inc. - Class A	420	28,980
S&T Bancorp, Inc.	498	20,821
SB Financial Group, Inc.	4	83
Seacoast Banking Corp. of Florida	782	24,336
ServisFirst Bancshares, Inc. (b)	372	30,136
Shore Bancshares, Inc.	1,887	35,060
Sierra Bancorp	60	2,159
SmartFinancial, Inc.	1	39
South Plains Financial, Inc.	12	492
Southern Missouri Bancorp, Inc.	523	32,379
Southside Bancshares, Inc.	26	814
SOUTHSTATE BANK CORP	939	92,651
Stellar Bancorp, Inc.	2	75
Stock Yards Bancorp, Inc.	138	8,851
Texas Capital Bancshares, Inc. (a)	1,592	151,718
TFS Financial Corp.	60	841
Third Coast Bancshares, Inc. (a)	665	26,341
Timberland Bancorp, Inc.	238	9,063
Tompkins Financial Corp.	450	34,520
Towne Bank	616	21,104
TriCo Bancshares	13	621
Triumph Financial, Inc. (a)	103	5,754
Truist Financial Corp.	2,731	134,666
TrustCo Bank Corp. NY	1	43
Trustmark Corp.	6,148	261,843
UMB Financial Corp.	622	72,077
United Bankshares, Inc.	1,446	59,720
United Community Banks, Inc.	1,131	36,384
Unity Bancorp, Inc.	376	19,999
Univest Financial Corp.	1	34
US Bancorp	16,531	903,584
USCB Financial Holdings, Inc.	48	909
Valley National Bancorp	4,389	55,345

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Banks — 3.2% (continued)
Virginia National Bankshares Corp.	2	$77
WaFd, Inc.	63	1,963
Washington Trust Bancorp, Inc.	2	67
Webster Financial Corp.	8	577
Wells Fargo & Co.	19,387	1,579,071
WesBanco, Inc.	937	32,673
West BanCorp, Inc.	12	292
Westamerica BanCorp	420	21,273
Western Alliance Bancorp	6,642	533,485
Western New England Bancorp, Inc.	3	39
Wintrust Financial Corp.	3,060	440,824
WSFS Financial Corp. (b)	541	34,359
Zions Bancorp NA	10,045	575,378
		19,806,238
Beverages — 0.6%
Brown-Forman Corp. - Class B (b)	340	9,812
Coca-Cola Co.	8,668	706,962
Coca-Cola Consolidated, Inc.	6,991	1,414,978
Constellation Brands, Inc. - Class A	43	6,788
Keurig Dr Pepper, Inc.	115	3,482
Monster Beverage Corp. (a)	2,159	184,163
National Beverage Corp. (a)	12	436
PepsiCo, Inc.	8,516	1,445,506
Vita Coco Co., Inc. (a)	28	1,626
		3,773,753
Biotechnology — 2.3%
ACADIA Pharmaceuticals, Inc. (a)	5,529	135,792
ADMA Biologics, Inc. (a)	410	6,384
Akebia Therapeutics, Inc. (a)	117	153
Alkermes PLC (a)	2,102	63,270
Alnylam Pharmaceuticals, Inc. (a)	5	1,665
Amgen, Inc.	3,181	1,234,737
Apellis Pharmaceuticals, Inc. (a)	6	126
Biogen, Inc. (a)	2,246	430,828
BioMarin Pharmaceutical, Inc. (a)	172	10,618
CareDx, Inc. (a)	39	732
Catalyst Pharmaceuticals, Inc. (a)	6,344	146,420
Emergent BioSolutions, Inc. (a)	8,994	73,301
Exelixis, Inc. (a)	25,491	1,123,133
Gilead Sciences, Inc.	35,300	5,257,935
Halozyme Therapeutics, Inc. (a)	9,830	683,480
Immunovant, Inc. (a)	1	28
Incyte Corp. (a)	35,279	3,572,704
Keros Therapeutics, Inc. (a)	12	170
Krystal Biotech, Inc. (a)	22	6,064
MiMedx Group, Inc. (a)	85	416
Moderna, Inc. (a)(b)	6	321

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Biotechnology — 2.3% (continued)
Monte Rosa Therapeutics, Inc. (a)	6	$106
Natera, Inc. (a)	2	416
Neurocrine Biosciences, Inc. (a)	886	117,173
Puma Biotechnology, Inc. (a)	7,172	40,880
Regeneron Pharmaceuticals, Inc.	58	45,337
Rigel Pharmaceuticals, Inc. (a)	2,093	72,711
Stoke Therapeutics, Inc. (a)	11	401
TG Therapeutics, Inc. (a)	127	3,821
United Therapeutics Corp. (a)	110	55,429
Veracyte, Inc. (a)	22,137	809,993
Vertex Pharmaceuticals, Inc. (a)	35	17,389
Viking Therapeutics, Inc. (a)(b)	4	135
		13,912,068
Broadline Retail — 2.0%
Amazon.com, Inc. (a)	48,389	10,161,690
Contextlogic Holdings, Inc. (a)	282	2,281
Coupang, Inc. (a)	6	114
Dillard’s, Inc. - Class A	582	350,824
eBay, Inc.	4,143	376,433
Kohl’s Corp.	16,129	264,032
Macy’s, Inc.	62,216	1,230,632
MercadoLibre, Inc. (a)	1	1,758
Ollie’s Bargain Outlet Holdings, Inc. (a)	215	23,027
Savers Value Village, Inc. (a)	1,139	10,741
		12,421,532
Building Products — 0.9%
A O Smith Corp.	2,332	181,896
AAON, Inc. (b)	38	3,846
Advanced Drainage Systems, Inc. (b)	2,251	385,686
Allegion PLC	1,917	308,925
American Woodmark Corp. (a)	992	49,699
Apogee Enterprises, Inc.	226	8,999
Armstrong World Industries, Inc.	934	162,049
AZZ, Inc.	648	88,115
Builders FirstSource, Inc. (a)	7,499	782,071
Carlisle Cos., Inc. (b)	284	112,115
Carrier Global Corp.	593	38,189
CSW Industrials, Inc.	8	2,355
Fortune Brands Innovations, Inc.	2,181	118,515
Gibraltar Industries, Inc. (a)	96	4,366
Griffon Corp.	2,878	245,321
Hayward Holdings, Inc. (a)	1,964	31,424
Insteel Industries, Inc.	66	2,460
Janus International Group, Inc. (a)	111	773
Johnson Controls International PLC	3,693	532,900
Lennox International, Inc.	141	80,361

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Building Products — 0.9% (continued)
Masco Corp.	5	$358
Masterbrand, Inc. (a)	8,647	87,508
Modine Manufacturing Co. (a)	104	23,634
Owens Corning (b)	285	34,790
Resideo Technologies, Inc. (a)	41,152	1,592,582
Simpson Manufacturing Co., Inc.	332	64,265
Tecnoglass, Inc.	3	137
Trane Technologies PLC	1,243	574,664
Trex Co., Inc. (a)	7	290
UFP Industries, Inc.	157	16,157
Zurn Elkay Water Solutions Corp.	1,492	76,062
		5,610,512
Capital Markets — 1.7%
Acadian Asset Management, Inc.	31	1,670
Affiliated Managers Group, Inc.	247	75,626
Ameriprise Financial, Inc.	2,049	963,276
Artisan Partners Asset Management, Inc. - Class A	1,949	78,506
Bank of New York Mellon Corp.	11,723	1,396,209
BGC Group, Inc. - Class A	4,690	44,649
Blackrock, Inc.	402	427,418
Blackstone, Inc.	3	340
Carlyle Group, Inc.	1,198	62,284
Cboe Global Markets, Inc.	303	90,815
Charles Schwab Corp.	5,602	533,310
CME Group, Inc.	733	234,194
Cohen & Steers, Inc.	20	1,337
Coinbase Global, Inc. - Class A (a)	430	75,616
Donnelley Financial Solutions, Inc. (a)(b)	270	13,435
Evercore, Inc. - Class A	49	15,133
FactSet Research Systems, Inc.	5	1,084
Federated Hermes, Inc.	114	6,385
Franklin Resources, Inc.	2,859	75,878
GCM Grosvenor, Inc. - Class A	4	46
Goldman Sachs Group, Inc.	1,742	1,497,371
Hamilton Lane, Inc. - Class A	49	5,142
Houlihan Lokey, Inc.	500	81,885
Interactive Brokers Group, Inc. - Class A	2	142
Intercontinental Exchange, Inc.	881	144,599
Invesco Ltd.	8	210
Jefferies Financial Group, Inc.	1,503	66,733
KKR & Co., Inc.	1	88
Lazard, Inc.	2,136	108,082
LPL Financial Holdings, Inc.	758	227,688
MarketAxess Holdings, Inc.	5	960
Moelis & Co. - Class A	5,586	331,585
Moody’s Corp.	387	184,827

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Capital Markets — 1.7% (continued)
Morgan Stanley	11,406	$1,899,213
Morningstar, Inc.	8	1,465
Nasdaq, Inc.	1,251	109,563
Northern Trust Corp.	1,864	266,720
Perella Weinberg Partners	15	278
Piper Sandler Cos. (b)	14	4,138
PJT Partners, Inc. - Class A	12	1,772
Raymond James Financial, Inc.	109	16,686
Robinhood Markets, Inc. - Class A (a)	368	27,913
S&P Global, Inc.	373	164,821
SEI Investments Co.	1,164	94,657
State Street Corp.	2,006	258,012
StepStone Group, Inc. - Class A	2	86
Stifel Financial Corp.	2,847	210,820
StoneX Group, Inc. (a)	1,544	196,860
T Rowe Price Group, Inc.	1,415	133,901
TPG, Inc.	49	2,128
Tradeweb Markets, Inc. - Class A	7	863
UBS Group AG	4	166
Victory Capital Holdings, Inc. - Class A	973	67,312
Virtu Financial, Inc. - Class A	2,174	90,025
Virtus Investment Partners, Inc.	189	26,150
WisdomTree, Inc. (b)	9,365	160,235
		10,480,307
Chemicals — 1.1%
AdvanSix, Inc.	16	285
Albemarle Corp.	90	16,080
Avient Corp.	6,336	260,220
Axalta Coating Systems Ltd. (a)	29,942	1,000,362
Balchem Corp.	92	16,692
Cabot Corp.	5,204	396,233
CF Industries Holdings, Inc.	10,867	1,081,701
Chemours Co.	18,995	346,469
Core Molding Technologies, Inc. (a)	445	8,121
Corteva, Inc.	2,227	178,427
Dow, Inc.	835	25,660
DuPont de Nemours, Inc.	1,457	72,908
Eastman Chemical Co.	2,666	201,310
Ecolab, Inc.	707	218,003
Ecovyst, Inc. (a)	11,110	125,210
Element Solutions, Inc.	1,930	67,724
Hawkins, Inc.	3	447
HB Fuller Co.	8,259	542,781
Ingevity Corp. (a)	10	720
Innospec, Inc.	13	996
International Flavors & Fragrances, Inc.	86	7,072
Koppers Holdings, Inc.	2,068	78,170

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Chemicals — 1.1% (continued)
Kronos Worldwide, Inc.	1,196	$6,949
Linde PLC	1,069	543,138
LSB Industries, Inc. (a)	5	58
LyondellBasell Industries NV - Class A	256	14,725
Minerals Technologies, Inc.	945	66,736
Mosaic Co.	423	11,776
NewMarket Corp.	968	605,978
Olin Corp.	12,544	318,241
Perimeter Solutions, Inc. (a)	425	9,979
PPG Industries, Inc.	1,375	169,496
Quaker Chemical Corp.	15	2,205
Rayonier Advanced Materials, Inc. (a)	15,538	147,145
RPM International, Inc.	1,194	136,259
Sensient Technologies Corp.	408	41,424
Sherwin-Williams Co.	600	217,554
Solstice Advanced Materials, Inc.	839	65,870
Stepan Co.	127	6,463
Westlake Corp.	12	1,265
		7,010,852
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	1,003	44,634
ACCO Brands Corp.	8,373	34,078
Brady Corp. - Class A	54	4,986
BrightView Holdings, Inc. (a)	1,250	17,238
Brink’s Co.	3,475	405,776
Casella Waste Systems, Inc. - Class A (a)	20	1,863
Cintas Corp.	475	95,537
Clean Harbors, Inc. (a)	851	249,513
Copart, Inc. (a)	426	16,226
CoreCivic, Inc. (a)	73	1,291
Deluxe Corp.	888	24,642
Ennis, Inc.	1,215	25,649
Enviri Corp. (a)	22,873	432,986
GEO Group, Inc. (a)	594	8,934
Healthcare Services Group, Inc. (a)	8	174
HNI Corp.	5,149	231,499
Interface, Inc.	4,026	126,779
Liquidity Services, Inc. (a)	11	348
MillerKnoll, Inc.	4,638	93,409
Montrose Environmental Group, Inc. (a)	34	994
MSA Safety, Inc.	656	128,189
OPENLANE, Inc. (a)	3,297	93,997
Quad/Graphics, Inc.	2,643	18,263
Republic Services, Inc.	600	137,400
Rollins, Inc.	529	32,211
Tetra Tech, Inc.	656	23,511

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Commercial Services & Supplies — 0.5% (continued)
UniFirst Corp.	50	$11,741
Veralto Corp.	929	90,512
Vestis Corp.	804	6,327
Waste Connections, Inc.	259	44,582
Waste Management, Inc.	1,691	407,260
		2,810,549
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. (a)	3	$31
Arista Networks, Inc. (a)	2,281	304,513
Aviat Networks, Inc. (a)	221	5,534
BK Technologies Corp. (a)	3	261
Calix, Inc. (a)	1	52
Cisco Systems, Inc.	18,149	1,442,120
Digi International, Inc. (a)	466	22,750
Extreme Networks, Inc. (a)	60	839
F5, Inc. (a)	227	61,599
Harmonic, Inc. (a)	1,578	16,774
Lumentum Holdings, Inc. (a)(b)	4	2,804
Motorola Solutions, Inc.	479	231,002
NetScout Systems, Inc. (a)	118	3,447
Ribbon Communications, Inc. (a)	5,135	11,451
Viasat, Inc. (a)	45,267	2,072,323
Viavi Solutions, Inc. (a)	571	16,964
		4,192,464
Construction & Engineering — 0.8%
AECOM	1,636	160,295
Ameresco, Inc. - Class A (a)	6,640	202,254
API Group Corp. (a)	3,391	150,764
Arcosa, Inc.	478	51,375
Argan, Inc.	102	46,028
Bowman Consulting Group Ltd. (a)	29	973
Centuri Holdings, Inc. (a)	4,718	146,258
Comfort Systems USA, Inc.	451	644,646
Concrete Pumping Holdings, Inc. (a)	410	2,763
Construction Partners, Inc. - Class A (a)	7	941
Dycom Industries, Inc. (a)	3,048	1,280,221
EMCOR Group, Inc.	376	272,457
Everus Construction Group, Inc. (a)	2,045	247,179
Fluor Corp. (a)	539	28,195
Granite Construction, Inc. (b)	532	71,533
Great Lakes Dredge & Dock Corp. (a)	9,714	164,652
IES Holdings, Inc. (a)	287	142,165
Limbach Holdings, Inc. (a)	8	731
MasTec, Inc. (a)	1,203	358,518
MYR Group, Inc. (a)	424	114,463
NWPX Infrastructure, Inc. (a)	16	1,242

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Construction & Engineering — 0.8% (continued)
Orion Group Holdings, Inc. (a)	70	$961
Primoris Services Corp.	1,201	181,015
Quanta Services, Inc.	284	159,915
Sterling Infrastructure, Inc. (a)	186	79,632
Tutor Perini Corp.	6	452
Valmont Industries, Inc.	490	225,366
WillScot Holdings Corp.	198	4,279
		4,739,273
Construction Materials — 0.2%
CRH PLC	4,907	588,742
Eagle Materials, Inc.	2,998	670,952
James Hardie Industries PLC (a)	638	15,535
Knife River Corp. (a)	77	6,852
Martin Marietta Materials, Inc.	192	129,901
Smith-Midland Corp. (a)	2	77
United States Lime & Minerals, Inc.	16	1,827
Vulcan Materials Co.	378	117,180
		1,531,066
Consumer Finance — 1.1%
Ally Financial, Inc.	7,380	291,067
American Express Co.	3,039	938,747
Bread Financial Holdings, Inc.	2,242	158,868
Capital One Financial Corp.	161	31,498
Credit Acceptance Corp. (a)(b)	192	90,851
Dave, Inc. (a)	163	31,503
Encore Capital Group, Inc. (a)	10	683
Enova International, Inc. (a)	4,243	589,989
EZCORP, Inc. - Class A (a)(b)	321	8,516
FirstCash Holdings, Inc.	9,002	1,735,496
Green Dot Corp. - Class A (a)	2,715	31,385
LendingClub Corp. (a)	5,486	81,796
LendingTree, Inc. (a)	1,049	39,201
Navient Corp.	2	18
Nelnet, Inc. - Class A	1,131	146,419
NerdWallet, Inc. - Class A (a)	4,722	51,234
OneMain Holdings, Inc.	16,583	912,397
Oportun Financial Corp. (a)	39	202
OppFi, Inc.	16	147
PROG Holdings, Inc.	5,169	182,000
Regional Management Corp.	541	17,215
SLM Corp.	9,107	170,665
SoFi Technologies, Inc. (a)	2,896	51,433
Synchrony Financial	18,188	1,256,973
Upstart Holdings, Inc. (a)	3	82
World Acceptance Corp. (a)	55	7,418
		6,825,803
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. - Class A	2,932	52,483
Andersons, Inc.	960	62,678

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Consumer Staples Distribution & Retail — 1.9% (continued)
BJ’s Wholesale Club Holdings, Inc. (a)	1,140	$112,621
Casey’s General Stores, Inc.	499	342,109
Chefs’ Warehouse, Inc. (a)	1,281	91,451
Costco Wholesale Corp.	716	723,726
Dollar General Corp.	10,991	1,717,234
Dollar Tree, Inc. (a)	9,754	1,233,686
Grocery Outlet Holding Corp. (a)(b)	42	415
Ingles Markets, Inc. - Class A (b)	1,238	105,354
Kroger Co.	43,913	2,996,623
Maplebear, Inc. (a)	314	11,778
Natural Grocers by Vitamin Cottage, Inc.	1	27
Performance Food Group Co. (a)	3,869	375,525
PriceSmart, Inc.	482	74,527
Sprouts Farmers Market, Inc. (a)	91	6,722
Sysco Corp.	10,054	916,523
Target Corp.	5,285	601,380
United Natural Foods, Inc. (a)	4	153
US Foods Holding Corp. (a)	4,738	457,738
Village Super Market, Inc. - Class A	1,423	55,710
Walmart, Inc.	12,549	1,605,644
Weis Markets, Inc.	503	34,083
		11,578,190
Containers & Packaging — 1.7%
AptarGroup, Inc.	182	26,155
Avery Dennison Corp.	8,230	1,615,961
Ball Corp.	42,554	2,856,650
Crown Holdings, Inc.	18,227	2,088,814
Graphic Packaging Holding Co.	54	660
Greif, Inc. - Class A	2,773	201,514
Greif, Inc. - Class B	1	87
Myers Industries, Inc.	3,729	83,418
O-I Glass, Inc. (a)(b)	21,152	283,437
Packaging Corp. of America	7,319	1,699,033
Ranpak Holdings Corp. (a)	35	179
Silgan Holdings, Inc.	10,514	505,198
Smurfit Westrock PLC	1,825	85,793
Sonoco Products Co. (b)	13,791	778,778
TriMas Corp.	85	3,322
		10,228,999

Distributors — 0.1%
Genuine Parts Co.	3,046	363,266
GigaCloud Technology, Inc. - Class A (a)	19	842
LKQ Corp.	424	14,039
Pool Corp.	91	20,673
		398,820

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Diversified Consumer Services — 0.6%
ADT, Inc.	101,756	$816,083
American Public Education, Inc. (a)	10	458
Bright Horizons Family Solutions, Inc. (a)	3	224
Carriage Services, Inc.	2,754	126,877
Covista, Inc. (a)	274	26,852
Graham Holdings Co. - Class B	100	105,321
Grand Canyon Education, Inc. (a)	308	48,994
Laureate Education, Inc. (a)	25,722	831,849
Liberty Live Holdings, Inc. - Class A (a)	78	7,569
Lincoln Educational Services Corp. (a)	2	72
Matthews International Corp. - Class A	5,060	133,736
Mister Car Wash, Inc. (a)	264	1,880
OneSpaWorld Holdings Ltd.	198	4,263
Perdoceo Education Corp.	1,466	48,891
Service Corp. International	19,825	1,668,868
Strategic Education, Inc.	70	5,760
Stride, Inc. (a)	6	506
Universal Technical Institute, Inc. (a)	459	16,616
		3,844,819
Diversified REITs — 0.0% (c)
AH Realty Trust, Inc.	145	906

Diversified Telecommunication Services — 2.5%
Anterix, Inc. (a)	820	30,266
AT&T, Inc.	206,900	5,795,269
ATN International, Inc.	1,703	49,081
Bandwidth, Inc. - Class A (a)	92	1,364
Cogent Communications Holdings, Inc.	172	3,227
Comcast Corp. - Class A	112,419	3,480,492
GCI Liberty, Inc. - Class A (a)	3	119
GCI Liberty, Inc. - Class C (a)	2	79
IDT Corp. - Class B	280	14,266
Iridium Communications, Inc.	247	5,916
Liberty Global Ltd. - Class A (a)	169	2,153
Liberty Global Ltd. - Class C (a)	138	1,697
Liberty Latin America Ltd. - Class C (a)(b)	3,269	25,956
Shenandoah Telecommunications Co.	2	27
Uniti Group, Inc. (a)	288	2,108
Verizon Communications, Inc.	125,552	6,295,177
		15,707,197

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Electric Utilities — 0.9%
Alliant Energy Corp.	3,609	$261,075
American Electric Power Co., Inc.	3,170	424,209
Constellation Energy Corp.	126	41,565
Duke Energy Corp.	4,086	534,653
Edison International	696	52,019
Entergy Corp.	4,138	443,221
Evergy, Inc.	3,947	330,206
Eversource Energy	1,877	143,046
Exelon Corp.	7,330	362,615
FirstEnergy Corp.	2,610	133,528
Genie Energy Ltd. - Class B	43	625
Hawaiian Electric Industries, Inc. (a)	417	6,459
IDACORP, Inc.	1,481	213,220
MGE Energy, Inc.	495	40,600
NextEra Energy, Inc.	10,469	981,678
NRG Energy, Inc.	1,173	209,920
OGE Energy Corp.	3,798	186,634
Otter Tail Corp.	588	50,039
PG&E Corp.	8,361	158,859
Pinnacle West Capital Corp.	1,717	172,215
Portland General Electric Co.	1,459	78,728
PPL Corp.	4,401	171,551
Southern Co.	4,985	485,439
Xcel Energy, Inc.	4,194	349,612
		5,831,716
Electrical Equipment — 0.5%
Acuity, Inc.	251	75,699
Allient, Inc.	281	18,501
AMETEK, Inc.	496	118,653
Atkore, Inc.	6	388
Eaton Corp. PLC	1,064	399,979
Emerson Electric Co.	1,818	274,064
EnerSys	5,447	905,019
Generac Holdings, Inc. (a)(b)	141	31,777
Hubbell, Inc.	156	79,814
LSI Industries, Inc.	28	605
Nextpower, Inc. - Class A (a)	2,141	225,019
nVent Electric PLC	832	98,476
Powell Industries, Inc.	38	19,897
Power Solutions International, Inc. (a)	16	1,336
Regal Rexnord Corp.	211	46,627
Rockwell Automation, Inc.	1,320	537,834
Sensata Technologies Holding PLC	241	8,999
Shoals Technologies Group, Inc. - Class A (a)	71	421
Thermon Group Holdings, Inc. (a)	558	28,335
Vertiv Holdings Co. - Class A	289	73,663

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Electrical Equipment — 0.5% (continued)
Vicor Corp. (a)	124	$24,974
		2,970,080
Electronic Equipment, Instruments & Components — 0.9%
Advanced Energy Industries, Inc. (b)	118	39,597
Amphenol Corp. - Class A	3,913	571,533
Arrow Electronics, Inc. (a)	407	61,929
Avnet, Inc.	633	41,677
Badger Meter, Inc.	4	610
Bel Fuse, Inc. - Class B	102	23,430
Belden, Inc.	621	88,989
Benchmark Electronics, Inc.	1	58
CDW Corp.	149	18,273
Climb Global Solutions, Inc.	13	1,231
Cognex Corp.	167	9,085
Coherent Corp. (a)	2,131	551,780
Corning, Inc.	2,774	417,154
Crane NXT Co.	1,398	67,509
CTS Corp.	50	2,633
Daktronics, Inc. (a)	2	52
Fabrinet (a)	315	171,873
Flex Ltd. (a)	1,536	96,799
Insight Enterprises, Inc. (a)	3	251
IPG Photonics Corp. (a)	10	1,316
Itron, Inc. (a)(b)	49	4,603
Jabil, Inc.	1,067	282,744
Keysight Technologies, Inc. (a)	484	148,748
Kimball Electronics, Inc. (a)	314	7,847
Knowles Corp. (a)	72	1,956
Littelfuse, Inc.	30	10,574
Methode Electronics, Inc.	2	17
Mirion Technologies, Inc. (a)	1,609	34,770
Napco Security Technologies, Inc.	53	2,470
Novanta, Inc. (a)(b)	15	2,016
OSI Systems, Inc. (a)(b)	450	128,340
PC Connection, Inc.	1	61
Plexus Corp. (a)(b)	452	87,747
Powerfleet, Inc. NJ (a)	74	264
Ralliant Corp.	25	1,147
ScanSource, Inc. (a)	9	331
TD SYNNEX Corp.	7,607	1,192,854
TE Connectivity PLC	487	112,083
Teledyne Technologies, Inc. (a)	187	127,366
TTM Technologies, Inc. (a)	2,517	262,372
Vishay Intertechnology, Inc.	99	1,853
Vishay Precision Group, Inc. (a)	94	4,331
Vontier Corp.	27,041	1,106,518
Zebra Technologies Corp. - Class A (a)	157	35,162
		5,721,953

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Energy Equipment & Services — 2.7%
Archrock, Inc.	19,907	$703,314
Atlas Energy Solutions, Inc.	72	693
Baker Hughes Co.	3,215	209,811
Bristow Group, Inc. (a)	3,000	143,100
Cactus, Inc. - Class A	161	8,694
Core Laboratories, Inc.	51	897
Energy Services of America Corp.	4	62
Expro Group Holdings NV (a)	9,922	177,207
Halliburton Co.	63,445	2,284,020
Helix Energy Solutions Group, Inc. (a)	3,450	31,706
Helmerich & Payne, Inc.	17,022	599,515
Innovex International, Inc. (a)(b)	7,292	192,144
Kodiak Gas Services, Inc.	7,957	434,213
Liberty Energy, Inc.	24,265	681,604
Nabors Industries Ltd. (a)	3,611	282,091
National Energy Services Reunited Corp. (a)	14,003	350,775
Natural Gas Services Group, Inc.	1,634	62,517
Noble Corp. PLC (b)	20,635	937,448
NOV, Inc.	7,122	144,292
Oceaneering International, Inc. (a)	12,473	442,792
Oil States International, Inc. (a)	466	6,100
Patterson-UTI Energy, Inc.	25,277	215,107
ProFrac Holding Corp. - Class A (a)	62	307
ProPetro Holding Corp. (a)	11,913	144,505
Ranger Energy Services, Inc. - Class A	492	8,571
RPC, Inc.	889	5,165
SEACOR Marine Holdings, Inc. (a)	224	1,716
Seadrill Ltd. (a)	49	2,150
Select Water Solutions, Inc.	690	9,432
SLB Ltd.	32,500	1,668,550
Solaris Energy Infrastructure, Inc.	51	2,531
TechnipFMC PLC	58,483	3,878,008
TETRA Technologies, Inc. (a)	15,816	136,967
Tidewater, Inc. (a)	6,981	554,431
Valaris Ltd. (a)	9,654	925,336
Weatherford International PLC	14,763	1,556,906
		16,802,677
Entertainment — 0.1%
Atlanta Braves Holdings, Inc. - Class C (a)	123	5,376
Cinemark Holdings, Inc.	2,019	57,017
IMAX Corp. (a)	281	12,035

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Entertainment — 0.1% (continued)
Liberty Media Corp.-Liberty Formula One - Class A (a)	83	$7,003
Liberty Media Corp.-Liberty Formula One - Class C (a)	441	40,391
Live Nation Entertainment, Inc. (a)	5	811
Madison Square Garden Entertainment Corp. (a)	8	505
Marcus Corp.	1,183	19,910
Netflix, Inc. (a)	371	35,705
ROBLOX Corp. - Class A (a)	6	412
Sphere Entertainment Co. (a)	47	5,594
Spotify Technology SA (a)	13	6,694
Walt Disney Co.	5,202	551,620
Warner Bros Discovery, Inc. (a)	3,337	94,003
Warner Music Group Corp. - Class A	25	715
		837,791
Financial Services — 2.0%
Affirm Holdings, Inc. (a)	5	235
Alerus Financial Corp.	100	2,384
Apollo Global Management, Inc.	463	48,430
Berkshire Hathaway, Inc. - Class B (a)	7,926	4,002,234
Block, Inc. (a)	113	7,198
Cass Information Systems, Inc.	13	577
Corebridge Financial, Inc.	5,302	137,004
Corpay, Inc. (a)	896	291,290
Enact Holdings, Inc.	1,361	56,944
Essent Group Ltd.	2,419	147,172
Euronet Worldwide, Inc. (a)	54	3,756
EVERTEC, Inc.	258	7,304
Federal Agricultural Mortgage Corp. - Class C	545	85,925
Fidelity National Information Services, Inc.	189	9,631
Fiserv, Inc. (a)	25,171	1,567,902
Flywire Corp. (a)	53	652
Global Payments, Inc.	8,217	628,272
HA Sustainable Infrastructure Capital, Inc.	117	4,273
Jack Henry & Associates, Inc.	156	25,344
Jackson Financial, Inc. - Class A	677	74,118
Mastercard, Inc. - Class A	1,789	925,289
Merchants Bancorp	431	18,223
MGIC Investment Corp.	14,010	371,685
NCR Atleos Corp. (a)	12,439	550,799
NMI Holdings, Inc. (a)(b)	9,237	363,106
Onity Group, Inc. (a)	748	31,349
Paymentus Holdings, Inc. - Class A (a)	3	73

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Financial Services — 2.0% (continued)
Payoneer Global, Inc. (a)	75	$324
PayPal Holdings, Inc.	307	14,186
PennyMac Financial Services, Inc.	350	32,175
Radian Group, Inc.	8,380	289,278
Rocket Cos., Inc. - Class A	11,397	207,311
Velocity Financial, Inc. (a)	636	11,823
Visa, Inc. - Class A	5,148	1,648,081
Voya Financial, Inc.	787	52,634
Walker & Dunlop, Inc.	317	14,585
Waterstone Financial, Inc.	1	18
Western Union Co. (b)	5,982	57,607
WEX, Inc. (a)	4,782	713,426
		12,402,617
Food Products — 0.5%
Archer-Daniels-Midland Co.	2,305	159,137
Cal-Maine Foods, Inc.	1,543	134,411
Campbell’s Co. (b)	1,439	38,781
Conagra Brands, Inc.	1,122	21,598
Darling Ingredients, Inc. (a)	39	2,073
Dole PLC	7,934	127,261
Flowers Foods, Inc.	206	2,035
Fresh Del Monte Produce, Inc.	3	129
Freshpet, Inc. (a)	51	4,307
General Mills, Inc.	20,698	936,171
Hershey Co.	1,656	391,280
Hormel Foods Corp.	36	922
Ingredion, Inc.	890	104,539
J & J Snack Foods Corp.	1	87
J M Smucker Co.	2	232
John B Sanfilippo & Son, Inc.	1,568	129,532
Kraft Heinz Co.	5	123
Lamb Weston Holdings, Inc.	7,182	346,101
Marzetti Co.	116	19,063
McCormick & Co., Inc.	231	16,410
Mission Produce, Inc. (a)	1	14
Mondelez International, Inc. - Class A	1,262	77,714
Pilgrim’s Pride Corp.	792	34,183
Post Holdings, Inc. (a)	3,738	397,349
Seaboard Corp.	1	5,133
Seneca Foods Corp. - Class A (a)	760	105,625
Tootsie Roll Industries, Inc.	46	1,943
Tyson Foods, Inc. - Class A	2,655	172,548
Utz Brands, Inc.	10	93
Vital Farms, Inc. (a)	6	127
		3,228,921
Gas Utilities — 0.2%
Atmos Energy Corp.	1,028	192,020
Chesapeake Utilities Corp.	755	102,657

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Gas Utilities — 0.2% (continued)
MDU Resources Group, Inc.	3,157	$65,287
National Fuel Gas Co.	2,321	211,281
New Jersey Resources Corp.	262	14,211
Northwest Natural Holding Co.	723	38,348
ONE Gas, Inc.	952	83,243
Southwest Gas Holdings, Inc.	877	77,325
Spire, Inc.	1,427	130,727
UGI Corp.	4,652	174,031
		1,089,130
Ground Transportation — 1.2%
ArcBest Corp.	1,192	122,371
Covenant Logistics Group, Inc.	1,924	56,642
CSX Corp.	39,115	1,669,819
Heartland Express, Inc.	805	8,879
JB Hunt Transport Services, Inc.	1,959	457,250
Knight-Swift Transportation Holdings, Inc.	585	36,808
Landstar System, Inc.	184	29,983
Marten Transport Ltd.	1	14
Norfolk Southern Corp.	2,405	756,950
Old Dominion Freight Line, Inc.	41	8,325
RXO, Inc. (a)	7	112
Ryder System, Inc.	5,544	1,228,329
Saia, Inc. (a)	40	16,216
Schneider National, Inc. - Class B (b)	1,661	47,139
Uber Technologies, Inc. (a)	2,049	154,536
U-Haul Holding Co.	808	38,105
U-Haul Holding Co. (a)	9	456
Union Pacific Corp.	7,594	2,012,258
Universal Logistics Holdings, Inc.	8	133
Werner Enterprises, Inc.	6,563	230,296
XPO, Inc. (a)	2,233	469,979
		7,344,600
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	7,473	869,484
Acme United Corp. (b)	116	5,221
Alcon AG	81	7,062
Align Technology, Inc. (a)	12	2,281
Artivion, Inc. (a)	23	886
Baxter International, Inc.	130	2,648
Becton Dickinson & Co.	293	51,709
Bioventus, Inc. - Class A (a)	5,692	49,976
Boston Scientific Corp. (a)	1,250	96,062
CONMED Corp.	2	92
Cooper Cos., Inc. (a)	123	10,291
CVRx, Inc. (a)	22	180
Dexcom, Inc. (a)	44	3,231
Edwards Lifesciences Corp. (a)	1,011	87,421
Envista Holdings Corp. (a)	245	7,156

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Health Care Equipment & Supplies — 0.9% (continued)
GE HealthCare Technologies, Inc.	1,247	$105,085
Glaukos Corp. (a)	1	120
Globus Medical, Inc. - Class A (a)	105	10,023
Haemonetics Corp. (a)	5,393	341,485
ICU Medical, Inc. (a)	84	12,649
IDEXX Laboratories, Inc. (a)	175	114,928
Inmode Ltd. (a)	4	55
Insulet Corp. (a)	149	36,745
Integer Holdings Corp. (a)	19	1,647
Intuitive Surgical, Inc. (a)	1,003	505,021
iRadimed Corp.	4	414
Lantheus Holdings, Inc. (a)	17	1,273
LeMaitre Vascular, Inc.	40	4,327
LivaNova PLC (a)	8,638	609,843
Masimo Corp. (a)	2	351
Medtronic PLC	3,818	372,866
Merit Medical Systems, Inc. (a)	114	8,799
Omnicell, Inc. (a)	84	3,452
Orthofix Medical, Inc. (a)	7	95
ResMed, Inc.	339	86,872
Solventum Corp. (a)	21,057	1,562,429
STERIS PLC	557	140,559
Stryker Corp.	351	135,998
Tactile Systems Technology, Inc. (a)	28	820
Teleflex, Inc.	25	3,052
TransMedics Group, Inc. (a)(b)	70	10,168
UFP Technologies, Inc. (a)	11	2,316
Zimmer Biomet Holdings, Inc.	3,837	377,714
		5,642,806
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc. (a)	17	399
AdaptHealth Corp. (a)	11,949	109,333
Addus HomeCare Corp. (a)	154	15,944
Astrana Health, Inc. (a)	9	183
BrightSpring Health Services, Inc. (a)	1,040	43,087
Castle Biosciences, Inc. (a)	11	325
Cencora, Inc.	678	252,311
Chemed Corp.	8	3,280
Cigna Group	3,824	1,108,272
Concentra Group Holdings Parent, Inc.	17,896	428,788
CorVel Corp. (a)	2	103
CVS Health Corp.	5,331	425,947
Elevance Health, Inc.	1,608	514,560
Encompass Health Corp.	2,498	269,484
Enhabit, Inc. (a)	28	381
Ensign Group, Inc.	408	87,381
HealthEquity, Inc. (a)	515	39,392

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Health Care Providers & Services — 1.6% (continued)
Henry Schein, Inc. (a)	1,067	$87,910
Humana, Inc.	100	19,054
Innovage Holding Corp. (a)	34	305
Labcorp Holdings, Inc.	1,351	390,601
LifeStance Health Group, Inc. (a)	57	413
Molina Healthcare, Inc. (a)	828	127,553
National HealthCare Corp.	62	10,137
National Research Corp.	997	13,370
Option Care Health, Inc. (a)	253	8,212
PACS Group, Inc. (a)	32	1,168
Pediatrix Medical Group, Inc. (a)	11,859	235,401
Pennant Group, Inc. (a)	19	641
Privia Health Group, Inc. (a)	9	214
Progyny, Inc. (a)	90	1,592
Quest Diagnostics, Inc.	2,448	518,756
RadNet, Inc. (a)	311	21,711
Select Medical Holdings Corp.	9,779	146,392
Surgery Partners, Inc. (a)	4	62
Tenet Healthcare Corp. (a)	12,664	3,031,635
UnitedHealth Group, Inc.	842	246,933
Universal Health Services, Inc. - Class B	9,605	1,979,591
US Physical Therapy, Inc.	46	3,816
		10,144,637
Health Care REITs — 0.0% (c)
Healthpeak Properties, Inc.	24	424
Omega Healthcare Investors, Inc.	92	4,441
Ventas, Inc.	3	259
		5,124
Health Care Technology — 0.0% (c)
Certara, Inc. (a)	54	382
Doximity, Inc. - Class A (a)	35	859
Evolent Health, Inc. - Class A (a)	145	471
Teladoc Health, Inc. (a)(b)	60	316
TruBridge, Inc. (a)	873	16,840
Veeva Systems, Inc. - Class A (a)	16	2,912
Waystar Holding Corp. (a)	2	51
		21,831
Hotel & Resort REITs — 0.0% (c)
DiamondRock Hospitality Co.	490	4,920
Park Hotels & Resorts, Inc.	447	5,056
Xenia Hotels & Resorts, Inc.	87	1,329
		11,305
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. (a)	7,251	82,371
Airbnb, Inc. - Class A (a)	1,045	141,190
Aramark	39,751	1,663,579
Biglari Holdings, Inc. - Class B (a)	21	8,143
BJ’s Restaurants, Inc. (a)	472	17,931

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Hotels, Restaurants & Leisure — 1.9% (continued)
Bloomin’ Brands, Inc.	264	$1,616
Boyd Gaming Corp.	8,982	747,572
Brightstar Lottery PLC	12,822	173,866
Brinker International, Inc. (a)	736	109,075
Caesars Entertainment, Inc. (a)	136	3,407
Carnival Corp.	69,842	2,203,515
Cheesecake Factory, Inc. (b)	4,634	300,191
Chipotle Mexican Grill, Inc. (a)	454	16,898
Choice Hotels International, Inc. (b)	14	1,475
Churchill Downs, Inc.	6,955	639,373
Cracker Barrel Old Country Store, Inc. (b)	21	687
Darden Restaurants, Inc. (b)	1,248	266,885
Dave & Buster’s Entertainment, Inc. (a)	188	2,767
DoorDash, Inc. - Class A (a)	1	177
Dutch Bros, Inc. - Class A (a)(b)	25	1,340
El Pollo Loco Holdings, Inc. (a)	1,369	15,141
Expedia Group, Inc.	344	74,197
First Watch Restaurant Group, Inc. (a)	57	710
Flutter Entertainment PLC (a)	3	319
Global Business Travel Group I (a)	219	1,198
Hilton Grand Vacations, Inc. (a)	10,366	466,055
Hyatt Hotels Corp. - Class A (b)	784	126,616
Las Vegas Sands Corp.	5,712	323,985
Life Time Group Holdings, Inc. (a)	1,327	35,829
Light & Wonder, Inc. (a)(b)	2,544	238,983
Marriott Vacations Worldwide Corp.	1,052	68,391
McDonald’s Corp.	32	10,914
MGM Resorts International (a)	29,135	1,073,916
Monarch Casino & Resort, Inc.	469	45,071
Norwegian Cruise Line Holdings Ltd. (a)(b)	52,103	1,291,633
Portillo’s, Inc. - Class A (a)	11	59
Pursuit Attractions and Hospitality, Inc. (a)	12	417
RCI Hospitality Holdings, Inc.	2	44
Red Rock Resorts, Inc. - Class A	1,516	91,794
Royal Caribbean Cruises Ltd.	3,052	949,050
Rush Street Interactive, Inc. (a)	137	2,706
Shake Shack, Inc. - Class A (a)	4	384
Target Hospitality Corp. (a)	722	5,625
Texas Roadhouse, Inc.	861	157,451
Vail Resorts, Inc. (b)	1,899	257,903
Wendy’s Co. (b)	31	238
Wyndham Hotels & Resorts, Inc.	1,514	123,845
Yum China Holdings, Inc.	441	24,215
		11,768,747

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Household Durables — 1.3%
Beazer Homes USA, Inc. (a)	128	$3,274
Cavco Industries, Inc. (a)	91	52,531
Century Communities, Inc.	118	7,933
Champion Homes, Inc. (a)	44	4,113
Cricut, Inc. - Class A	291	1,251
DR Horton, Inc.	580	93,026
Dream Finders Homes, Inc. - Class A (a)	155	2,801
Ethan Allen Interiors, Inc.	286	6,515
Flexsteel Industries, Inc.	68	3,500
Garmin Ltd.	662	167,373
Green Brick Partners, Inc. (a)	2,798	206,101
Hamilton Beach Brands Holding Co. - Class A	423	8,054
Hovnanian Enterprises, Inc. - Class A (a)	421	52,886
Installed Building Products, Inc. (b)	92	30,154
KB Home	1,831	116,415
La-Z-Boy, Inc.	22	786
Leggett & Platt, Inc.	2,419	28,254
Lennar Corp. - Class A	170	19,441
Lennar Corp. - Class B	210	22,413
LGI Homes, Inc. (a)	24	1,246
M/I Homes, Inc. (a)	1,680	238,829
Meritage Homes Corp.	1,190	89,750
Mohawk Industries, Inc. (a)	3,607	451,849
Newell Brands, Inc.	186	846
NVR, Inc. (a)	151	1,135,186
PulteGroup, Inc.	9,569	1,312,867
SharkNinja, Inc. (a)	462	56,766
Sonos, Inc. (a)	7	108
Taylor Morrison Home Corp. (a)	14,579	960,610
Toll Brothers, Inc.	7,249	1,139,833
TopBuild Corp. (a)	2,046	917,222
Tri Pointe Homes, Inc. (a)	3,549	164,319
Whirlpool Corp. (b)	6,591	451,022
		7,747,274
Household Products — 0.4%
Central Garden & Pet Co. (a)	2	78
Central Garden & Pet Co. - Class A (a)	2,756	95,192
Church & Dwight Co., Inc.	231	24,223
Colgate-Palmolive Co.	3,769	373,659
Energizer Holdings, Inc. (b)	8,912	192,410
Kimberly-Clark Corp.	773	86,143
Oil-Dri Corp. of America	172	11,669
Procter & Gamble Co.	7,196	1,203,171
Reynolds Consumer Products, Inc.	3,289	81,600
Spectrum Brands Holdings, Inc.	1,514	118,667

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Household Products — 0.4% (continued)
WD-40 Co.	8	$1,906
		2,188,718
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	14,017	242,214
Brookfield Renewable Corp.	3,371	144,043
Clearway Energy, Inc. - Class A	3	108
Clearway Energy, Inc. - Class C	3,312	126,883
Ormat Technologies, Inc. (b)	779	80,782
Talen Energy Corp. (a)	1,793	665,149
Vistra Corp.	58	10,085
		1,269,264
Industrial Conglomerates — 0.2%
3M Co.	2,018	333,616
Honeywell International, Inc.	2,876	700,565
		1,034,181
Industrial REITs — 0.1%
Innovative Industrial Properties, Inc.	18	953
LXP Industrial Trust	34	1,685
Prologis, Inc.	2,721	387,933
		390,571
Insurance — 4.7%
Aflac, Inc.	649	73,292
Allstate Corp.	10,707	2,296,866
American Coastal Insurance Corp.	2,866	32,644
American Financial Group, Inc.	1,788	237,768
American International Group, Inc.	15,984	1,286,552
AMERISAFE, Inc.	10	325
Aon PLC - Class A	1,222	409,944
Arch Capital Group Ltd. (a)	7,965	797,695
Arthur J Gallagher & Co.	33	7,531
Assurant, Inc.	4,186	961,064
Assured Guaranty Ltd.	316	27,242
Axis Capital Holdings Ltd.	10,143	1,072,318
Bowhead Specialty Holdings, Inc. (a)	2	51
Brown & Brown, Inc.	221	15,872
Chubb Ltd.	1,509	514,358
Cincinnati Financial Corp.	2,517	412,738
CNO Financial Group, Inc.	11,217	468,983
Crawford & Co. - Class A	1,629	17,528
Donegal Group, Inc. - Class A	3,694	65,088
Employers Holdings, Inc.	2	83
Erie Indemnity Co. - Class A	5	1,347
Everest Group Ltd.	47	15,768
F&G Annuities & Life, Inc.	1,523	34,496
Fidelis Insurance Holdings Ltd.	1	19

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Insurance — 4.7% (continued)
Fidelity National Financial, Inc.	36,209	$1,914,732
First American Financial Corp.	12,843	900,423
Genworth Financial, Inc. (a)	4,783	40,369
Globe Life, Inc.	9,514	1,382,004
Greenlight Capital Re Ltd. - Class A (a)	1	14
Hamilton Insurance Group Ltd. - Class B (a)	11,388	359,747
Hanover Insurance Group, Inc.	2,916	526,717
Hartford Insurance Group, Inc.	16,335	2,300,458
HCI Group, Inc.	716	126,317
Heritage Insurance Holdings, Inc. (a)	3,394	94,591
Hippo Holdings, Inc. (a)	1,305	37,532
Horace Mann Educators Corp.	2,019	87,847
Investors Title Co.	13	3,002
Kemper Corp.	8	259
Kingstone Cos., Inc.	1,358	22,380
Kingsway Financial Services, Inc. (a)	367	4,492
Kinsale Capital Group, Inc.	17	6,624
Lincoln National Corp.	2,012	69,012
Loews Corp.	1,871	205,847
Manulife Financial Corp.	8,199	291,392
Markel Group, Inc. (a)	87	180,305
Marsh & McLennan Cos., Inc.	603	112,604
Mercury General Corp.	2,054	186,051
MetLife, Inc.	19,836	1,429,580
Old Republic International Corp.	14,256	611,155
Palomar Holdings, Inc. (a)	15	1,856
Primerica, Inc.	4,485	1,137,665
Principal Financial Group, Inc.	16,310	1,556,300
Progressive Corp.	1,161	248,059
Prudential Financial, Inc.	7,304	718,567
Reinsurance Group of America, Inc.	878	189,411
RenaissanceRe Holdings Ltd.	2,184	660,573
RLI Corp.	101	6,294
Root, Inc. (a)	4	207
Safety Insurance Group, Inc.	62	4,813
Selective Insurance Group, Inc.	3,084	259,179
Selectquote, Inc. (a)	411	353
SiriusPoint Ltd. (a)	4,986	105,404
Skyward Specialty Insurance Group, Inc. (a)	31	1,441
Stewart Information Services Corp.	305	21,652
Sun Life Financial, Inc.	15	983
Tiptree, Inc.	254	4,326
Travelers Cos., Inc.	10,830	3,342,571
United Fire Group, Inc.	1,471	57,163

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Insurance — 4.7% (continued)
Universal Insurance Holdings, Inc.	3,515	$123,623
Unum Group	6,873	493,000
W R Berkley Corp.	1,566	112,282
White Mountains Insurance Group Ltd.	38	84,379
Willis Towers Watson PLC	1,438	438,834
		29,211,961
Interactive Media & Services — 4.6%
Alphabet, Inc. - Class A	47,428	14,786,153
Alphabet, Inc. - Class C	16,225	5,052,952
Cargurus, Inc. (a)	261	8,013
Cars.com, Inc. (a)	1,738	14,843
EverQuote, Inc. - Class A (a)	14	221
Meta Platforms, Inc. - Class A	13,208	8,561,162
QuinStreet, Inc. (a)	61	715
Snap, Inc. - Class A (a)	128	667
TripAdvisor, Inc. (a)(b)	258	2,608
Yelp, Inc. (a)	653	14,555
Ziff Davis, Inc. (a)	5,167	139,922
ZoomInfo Technologies, Inc. (a)	206	1,279
		28,583,090
IT Services — 0.4%
Accenture PLC - Class A	323	67,417
Akamai Technologies, Inc. (a)	1,831	180,152
Amdocs Ltd.	1,892	132,062
ASGN, Inc. (a)	1,045	44,831
Cognizant Technology Solutions Corp. - Class A	2,143	138,073
DXC Technology Co. (a)	6,880	86,619
EPAM Systems, Inc. (a)	319	44,979
Fastly, Inc. - Class A (a)	43	822
Gartner, Inc. (a)	9	1,415
GoDaddy, Inc. - Class A (a)	4	349
Information Services Group, Inc.	9	43
International Business Machines Corp.	5,358	1,287,045
Kyndryl Holdings, Inc. (a)	477	5,881
MongoDB, Inc. (a)	1	328
Okta, Inc. (a)	1,756	127,310
Shopify, Inc. - Class A (a)	8	966
Twilio, Inc. - Class A (a)	852	103,058
		2,221,350
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,922	196,678
Callaway Golf Co. (a)	232	3,262
Latham Group, Inc. (a)	66	443
MasterCraft Boat Holdings, Inc. (a)	876	19,014
Mattel, Inc. (a)	34,045	577,063

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Leisure Products — 0.1% (continued)
Peloton Interactive, Inc. - Class A (a)	102	$410
Polaris, Inc.	8	486
Smith & Wesson Brands, Inc.	42	500
YETI Holdings, Inc. (a)(b)	1,112	48,605
		846,461
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	771	93,584
Avantor, Inc. (a)	82	742
Azenta, Inc. (a)	81	2,185
Bio-Rad Laboratories, Inc. - Class A (a)(b)	27	7,518
Bio-Techne Corp.	584	34,456
Bruker Corp. (b)	45	1,805
Charles River Laboratories International, Inc. (a)	404	72,110
Danaher Corp.	1,072	225,806
ICON PLC (a)	115	12,436
Illumina, Inc. (a)	2,818	378,908
IQVIA Holdings, Inc. (a)	8,531	1,525,428
Medpace Holdings, Inc. (a)	215	97,128
Mesa Laboratories, Inc.	1	97
Repligen Corp. (a)	67	8,625
Revvity, Inc.	99	9,733
Sotera Health Co. (a)	30,968	503,230
Standard BioTools, Inc. (a)	222	251
Thermo Fisher Scientific, Inc.	1,119	583,122
Waters Corp. (a)	70	22,496
West Pharmaceutical Services, Inc.	70	17,804
		3,597,464
Machinery — 2.7%
3D Systems Corp. (a)	303	585
Aebi Schmidt Holding AG	594	8,565
AGCO Corp.	89	12,148
Alamo Group, Inc.	117	24,983
Albany International Corp. - Class A	9	519
Allison Transmission Holdings, Inc.	13,993	1,753,323
Astec Industries, Inc.	1,568	97,357
Atmus Filtration Technologies, Inc.	896	57,819
Blue Bird Corp. (a)	3,912	227,952
Caterpillar, Inc.	4,734	3,516,557
CECO Environmental Corp. (a)	220	13,299
CNH Industrial NV	47,608	585,578
Columbus McKinnon Corp.	22	417
Crane Co.	316	63,367
Cummins, Inc.	1,392	812,747
Deere & Co.	2,704	1,702,736

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Machinery — 2.7% (continued)
Donaldson Co., Inc.	2,072	$192,199
Douglas Dynamics, Inc.	1,304	59,880
Dover Corp.	352	79,376
Energy Recovery, Inc. (a)	16	167
Enerpac Tool Group Corp.	369	15,055
Enpro, Inc. (b)	321	83,027
Esab Corp.	330	41,636
ESCO Technologies, Inc.	389	107,866
Federal Signal Corp.	462	53,791
Flowserve Corp.	2,048	181,289
Fortive Corp.	726	42,979
Franklin Electric Co., Inc.	369	36,760
Gates Industrial Corp. PLC (a)	5,382	148,382
Gorman-Rupp Co.	428	27,490
Graco, Inc.	951	89,318
Greenbrier Cos., Inc.	3,464	195,439
Helios Technologies, Inc.	53	3,780
Hillman Solutions Corp. (a)	12,377	101,491
IDEX Corp.	300	62,841
Illinois Tool Works, Inc.	1,360	395,257
Ingersoll Rand, Inc.	620	58,367
ITT, Inc.	731	147,962
Kadant, Inc. (b)	63	21,368
Kennametal, Inc.	2,096	84,427
L B Foster Co. - Class A (a)	11	338
Lincoln Electric Holdings, Inc.	813	233,372
Lindsay Corp.	25	3,367
Luxfer Holdings PLC	501	6,448
Manitowoc Co., Inc. (a)	2,165	31,934
Mayville Engineering Co., Inc. (a)	1,676	35,196
Microvast Holdings, Inc. (a)	19	43
Middleby Corp. (a)	188	31,746
Miller Industries, Inc.	3	126
Mueller Industries, Inc.	2,112	249,131
Mueller Water Products, Inc. - Class A	1,683	50,372
Nordson Corp.	94	27,583
Oshkosh Corp.	11,296	1,920,546
PACCAR, Inc.	1,005	126,720
Parker-Hannifin Corp.	420	423,856
Park-Ohio Holdings Corp.	475	12,226
Pentair PLC	1,123	111,390
Proto Labs, Inc. (a)	364	22,597
RBC Bearings, Inc. (a)	242	139,373
Snap-on, Inc.	317	122,115
SPX Technologies, Inc. (a)	388	88,053
Standex International Corp.	72	18,864
Stanley Black & Decker, Inc.	318	27,504
Tennant Co.	148	9,032
Terex Corp.	7,303	502,373
Timken Co.	4,799	520,116

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Machinery — 2.7% (continued)
Titan International, Inc. (a)	89	$866
Toro Co.	1,488	147,104
Trinity Industries, Inc.	9,321	318,592
Wabash National Corp.	164	1,665
Watts Water Technologies, Inc. - Class A	298	97,964
Westinghouse Air Brake Technologies Corp.	623	164,441
Worthington Enterprises, Inc.	7	392
Xylem, Inc.	451	58,432
		16,611,976
Marine Transportation — 0.2%
Costamare, Inc.	7,571	133,022
Genco Shipping & Trading Ltd.	8	192
Kirby Corp. (a)(b)	432	56,074
Matson, Inc.	4,378	727,317
Pangaea Logistics Solutions Ltd.	2,005	18,747
		935,352
Media — 0.7%
AMC Networks, Inc. - Class A (a)	46	376
Charter Communications, Inc. - Class A (a)(b)	35	8,212
DoubleVerify Holdings, Inc. (a)	4	42
EW Scripps Co. - Class A (a)	7,874	32,677
Fox Corp. - Class A	9,281	522,892
Fox Corp. - Class B	60	3,104
Gray Media, Inc.	7,715	40,041
John Wiley & Sons, Inc. - Class A	66	2,047
Liberty Broadband Corp. - Class A (a)	77	4,203
Liberty Broadband Corp. - Class C (a)	1	55
Magnite, Inc. (a)	43	586
New York Times Co. - Class A	926	73,886
News Corp. - Class A	2,729	66,287
News Corp. - Class B (b)	62	1,660
Nexstar Media Group, Inc. (b)	4,798	1,204,394
Omnicom Group, Inc. (b)	28,013	2,389,229
Paramount Skydance Corp. (b)	99	1,337
Scholastic Corp.	2	70
Sinclair, Inc.	7,183	117,370
Sirius XM Holdings, Inc.	191	4,194
Stagwell, Inc. (a)	1,027	4,950
Trade Desk, Inc. - Class A (a)	9	214
USA TODAY Co., Inc. (a)	8,927	53,116
Versant Media Group, Inc. (a)	588	19,592
		4,550,534

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Metals & Mining — 1.6%
Alcoa Corp.	5	$310
Barrick Mining Corp.	400	20,296
Caledonia Mining Corp. PLC (b)	2,648	84,048
Century Aluminum Co. (a)	7,725	398,301
Commercial Metals Co.	1,206	88,400
Compass Minerals International, Inc. (a)	7,150	180,180
Freeport-McMoRan, Inc.	3,841	261,495
Friedman Industries, Inc.	5	93
Hecla Mining Co.	754	18,782
Kaiser Aluminum Corp.	3,097	403,044
Metallus, Inc. (a)	810	13,770
Newmont Corp.	55,230	7,179,900
Nucor Corp.	858	151,763
Ramaco Resources, Inc. (a)(b)	27	409
Reliance, Inc.	470	148,351
Royal Gold, Inc.	787	235,935
Ryerson Holding Corp.	8	205
Southern Copper Corp. (b)	569	124,168
Steel Dynamics, Inc.	1,273	245,854
SunCoke Energy, Inc.	1,610	9,177
US Gold Corp. (a)	258	5,599
Warrior Met Coal, Inc.	56	4,661
Worthington Steel, Inc.	2,743	113,999
		9,688,740
Mortgage Real Estate Investment Trusts (REITs) — 0.0% (c)
Adamas Trust, Inc.	462	3,807
BrightSpire Capital, Inc.	322	1,871
Chimera Investment Corp.	302	4,110
Claros Mortgage Trust, Inc. (a)	448	1,071
Dynex Capital, Inc.	196	2,750
Ladder Capital Corp.	478	4,957
MFA Financial, Inc.	315	3,185
PennyMac Mortgage Investment Trust	182	2,231
Redwood Trust, Inc.	769	4,652
		28,634
Multi-Utilities — 0.4%
Ameren Corp.	1,959	221,916
Avista Corp.	1,344	54,593
Black Hills Corp.	999	73,586
CenterPoint Energy, Inc.	6,197	269,570
CMS Energy Corp.	1,881	146,850
Consolidated Edison, Inc.	558	62,786
Dominion Energy, Inc.	4,272	269,734
DTE Energy Co.	988	146,461
NiSource, Inc.	4,318	204,241
Northwestern Energy Group, Inc.	992	69,400
Public Service Enterprise Group, Inc.	2,296	197,617

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Multi-Utilities — 0.4% (continued)
Sempra	2,549	$245,392
Unitil Corp.	198	10,357
WEC Energy Group, Inc.	2,160	252,634
		2,225,137
Office REITs — 0.0% (c)
Douglas Emmett, Inc. (b)	203	2,008
Equity Commonwealth (d)	94	0
		2,008
Oil, Gas & Consumable Fuels — 7.1%
Antero Midstream Corp.	9,134	205,332
Antero Resources Corp. (a)	1,862	68,540
APA Corp.	64,319	1,953,368
Ardmore Shipping Corp.	4	66
California Resources Corp.	10,587	622,939
Cheniere Energy, Inc.	916	215,929
Chevron Corp.	12,548	2,343,464
Chord Energy Corp.	6,661	721,853
CNX Resources Corp. (a)(b)	14,377	600,671
Comstock Resources, Inc. (a)	3,825	75,008
ConocoPhillips	46,297	5,252,858
Coterra Energy, Inc.	73,287	2,241,849
Crescent Energy Co. - Class A (b)	1,787	20,836
CVR Energy, Inc. (a)	3,951	95,456
Devon Energy Corp.	40,632	1,768,711
DHT Holdings, Inc.	14,635	285,236
Diamondback Energy, Inc.	6,830	1,188,966
Dorian LPG Ltd.	138	5,105
DT Midstream, Inc.	957	132,870
Enbridge, Inc.	49	2,604
EOG Resources, Inc.	21,369	2,651,466
EQT Corp.	7,054	433,257
Evolution Petroleum Corp.	1,225	5,476
Excelerate Energy, Inc. - Class A	30	1,207
Exxon Mobil Corp.	44,016	6,712,440
Granite Ridge Resources, Inc.	7,153	36,194
Gulfport Energy Corp. (a)	21	4,382
HF Sinclair Corp.	13,890	694,639
International Seaways, Inc.	7,551	570,327
Kinder Morgan, Inc.	9,264	308,213
Kosmos Energy Ltd. (a)	35	82
Magnolia Oil & Gas Corp. - Class A (b)	81,511	2,267,636
Marathon Petroleum Corp.	13,306	2,637,382
Matador Resources Co. (b)	11,881	610,683
Murphy Oil Corp.	21,697	719,256
NACCO Industries, Inc. - Class A	5	287
Nordic American Tankers Ltd.	5,762	33,016
Northern Oil & Gas, Inc. (b)	182	5,021
Occidental Petroleum Corp.	25,420	1,349,294
ONEOK, Inc.	1,851	153,207

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Oil, Gas & Consumable Fuels — 7.1% (continued)
Ovintiv, Inc.	37,337	$1,888,879
Par Pacific Holdings, Inc. (a)	13,133	560,385
PBF Energy, Inc. - Class A	65	2,314
Peabody Energy Corp.	117	3,690
Permian Resources Corp.	91,841	1,679,772
Phillips 66	1,068	164,824
Range Resources Corp.	4,671	192,819
REX American Resources Corp. (a)	60	2,134
Riley Exploration Permian, Inc.	1,640	47,298
Scorpio Tankers, Inc.	2,929	231,625
SFL Corp. Ltd.	9,773	107,601
Shell PLC - ADR	600	50,106
SM Energy Co.	11,604	268,401
Suncor Energy, Inc.	3	170
Talos Energy, Inc. (a)	14,417	176,608
Targa Resources Corp.	2,836	668,729
Teekay Corp. Ltd.	7,308	94,639
Teekay Tankers Ltd.	3,047	238,489
Texas Pacific Land Corp.	4	2,097
VAALCO Energy, Inc.	1,501	7,730
Valero Energy Corp.	827	169,237
Vitesse Energy, Inc.	3,208	61,946
Western Midstream Partners LP	27	1,123
Williams Cos., Inc.	5,570	416,190
		44,031,932
Paper & Forest Products — 0.0% (c)
Louisiana-Pacific Corp.	12	1,017
Sylvamo Corp.	3,597	166,541
		167,558
Passenger Airlines — 1.0%
Alaska Air Group, Inc. (a)	1,284	66,254
Copa Holdings SA - Class A	67	9,287
Delta Air Lines, Inc.	34,712	2,280,578
Frontier Group Holdings, Inc. (a)	2	9
JetBlue Airways Corp. (a)	509	2,820
SkyWest, Inc. (a)	5,332	554,955
Southwest Airlines Co.	24,295	1,196,772
Sun Country Airlines Holdings, Inc. (a)	731	14,386
United Airlines Holdings, Inc. (a)	16,558	1,760,115
		5,885,176
Personal Care Products — 0.0% (c)
Coty, Inc. - Class A (a)	23	58
Edgewell Personal Care Co.	674	15,327
Estee Lauder Cos., Inc. - Class A	8	876
Interparfums, Inc.	6	605
Kenvue, Inc.	552	10,554
Nature’s Sunshine Products, Inc. (a)	15	415

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Personal Care Products — 0.0% (c) (continued)
Nu Skin Enterprises, Inc. - Class A	5	$42
		27,877
Pharmaceuticals — 3.4%
Amphastar Pharmaceuticals, Inc. (a)	4,454	90,104
ANI Pharmaceuticals, Inc. (a)	2,345	173,296
AstraZeneca PLC	14	2,918
Bristol-Myers Squibb Co.	54,923	3,425,548
Collegium Pharmaceutical, Inc. (a)	6,301	262,563
Corcept Therapeutics, Inc. (a)	2	71
Elanco Animal Health, Inc. (a)	42,801	1,129,946
Eli Lilly & Co.	777	817,396
Harmony Biosciences Holdings, Inc. (a)	2,240	63,930
Harrow, Inc. (a)(b)	2,345	127,052
Innoviva, Inc. (a)	4,686	107,591
Jazz Pharmaceuticals PLC (a)	248	47,125
Johnson & Johnson	8,725	2,167,552
Ligand Pharmaceuticals, Inc. (a)	4	793
Merck & Co., Inc.	57,777	7,153,948
Organon & Co.	90	656
Pacira BioSciences, Inc. (a)	305	6,683
Perrigo Co. PLC	7	93
Pfizer, Inc.	179,935	4,975,203
Phibro Animal Health Corp. - Class A	10,496	572,977
Prestige Consumer Healthcare, Inc. (a)	41	2,841
SIGA Technologies, Inc.	354	2,290
Supernus Pharmaceuticals, Inc. (a)	443	24,245
Zoetis, Inc.	303	39,723
		21,194,544
Professional Services — 0.7%
Amentum Holdings, Inc. (a)	15,982	477,382
Automatic Data Processing, Inc.	894	191,638
Barrett Business Services, Inc.	15	417
Booz Allen Hamilton Holding Corp.	197	15,530
Broadridge Financial Solutions, Inc.	284	52,787
CACI International, Inc. - Class A (a)	328	200,136
Clarivate PLC (a)	184	423
Conduent, Inc. (a)	675	986
CRA International, Inc.	426	73,553
Equifax, Inc.	54	11,284
ExlService Holdings, Inc. (a)	234	7,312
Exponent, Inc.	27	1,965

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Professional Services — 0.7% (continued)
FTI Consulting, Inc. (a)	207	$34,035
GEE Group, Inc. (a)	1,017	240
Genpact Ltd.	11,873	471,596
Huron Consulting Group, Inc. (a)	436	61,650
IBEX Holdings Ltd. (a)	584	16,878
ICF International, Inc.	636	52,871
Innodata, Inc. (a)	15	663
Insperity, Inc.	21	466
Jacobs Solutions, Inc.	1,199	165,294
KBR, Inc.	3,584	151,352
Kforce, Inc.	19	513
Korn Ferry	3,616	226,615
Leidos Holdings, Inc.	4,133	723,688
Maximus, Inc.	9,097	687,824
Mistras Group, Inc. (a)	2,909	44,450
Parsons Corp. (a)	40	2,640
Paychex, Inc.	341	31,935
Paycom Software, Inc. (b)	5	629
Science Applications International Corp.	4,716	435,098
SS&C Technologies Holdings, Inc.	2,098	157,958
TransUnion	932	73,209
TriNet Group, Inc.	1,500	57,120
Upwork, Inc. (a)	88	1,181
Verisk Analytics, Inc.	3	623
Verra Mobility Corp. (a)	1,171	19,567
Willdan Group, Inc. (a)	130	11,588
		4,463,096
Real Estate Management & Development — 0.2%
CBRE Group, Inc. - Class A (a)	789	116,504
Cushman & Wakefield Ltd. (a)	29,466	395,139
Howard Hughes Holdings, Inc. (a)	3,707	268,276
Jones Lang LaSalle, Inc. (a)	453	142,944
Kennedy-Wilson Holdings, Inc.	16,928	184,177
Newmark Group, Inc. - Class A	2,110	30,637
RMR Group, Inc. - Class A	15	246
St Joe Co.	46	3,320
Zillow Group, Inc. - Class A (a)	18	806
Zillow Group, Inc. - Class C (a)	70	3,123
		1,145,172
Residential REITs — 0.0% (c)
Elme Communities	79	170

Retail REITs — 0.0% (c)
Curbline Properties Corp.	51	1,418
Macerich Co.	1,160	23,745
Phillips Edison & Co., Inc.	1,300	51,064
Regency Centers Corp.	86	6,794

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Retail REITs — 0.0% (c) (continued)
Saul Centers, Inc.	117	$3,987
Simon Property Group, Inc.	34	6,931
Tanger, Inc.	668	24,756
Urban Edge Properties	126	2,678
		121,373
Semiconductors & Semiconductor Equipment — 8.3%
ACM Research, Inc. - Class A (a)	144	8,018
Advanced Micro Devices, Inc. (a)	3,398	680,314
Allegro MicroSystems, Inc. (a)	1	36
Alpha & Omega Semiconductor Ltd. (a)	3	63
Ambarella, Inc. (a)	2	121
Amkor Technology, Inc.	16,468	787,500
Analog Devices, Inc.	969	344,761
Applied Materials, Inc.	4,491	1,671,999
Axcelis Technologies, Inc. (a)(b)	289	23,874
Broadcom, Inc.	18,606	5,945,547
Cirrus Logic, Inc. (a)	578	81,567
Diodes, Inc. (a)	101	6,891
Enphase Energy, Inc. (a)	69	2,917
Entegris, Inc.	531	70,331
First Solar, Inc. (a)	135	26,622
FormFactor, Inc. (a)	2	198
GLOBALFOUNDRIES, Inc. (a)	64	3,043
Ichor Holdings Ltd. (a)	4	190
Intel Corp. (a)	3,963	180,752
KLA Corp.	976	1,487,961
Kulicke & Soffa Industries, Inc.	4	279
Lam Research Corp.	5,086	1,189,565
Lattice Semiconductor Corp. (a)	7	669
MACOM Technology Solutions Holdings, Inc. (a)(b)	8	1,985
Marvell Technology, Inc.	3,218	262,878
Microchip Technology, Inc.	3	224
Micron Technology, Inc.	21,910	9,035,027
MKS, Inc.	1,773	433,428
Monolithic Power Systems, Inc.	5	5,714
NVIDIA Corp.	146,137	25,894,015
ON Semiconductor Corp. (a)	860	57,173
Onto Innovation, Inc. (a)	76	16,408
PDF Solutions, Inc. (a)	7	236
Penguin Solutions, Inc. (a)	823	17,102
Photronics, Inc. (a)	3,722	139,314
Power Integrations, Inc.	19	910
Qnity Electronics, Inc.	612	77,577
Qorvo, Inc. (a)	170	14,093
QUALCOMM, Inc.	14,409	2,051,265
Rambus, Inc. (a)	1,027	102,351
Silicon Laboratories, Inc. (a)	7	1,432
SkyWater Technology, Inc. (a)	8	236
Skyworks Solutions, Inc. (b)	399	23,772

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Semiconductors & Semiconductor Equipment — 8.3% (continued)
Synaptics, Inc. (a)	35	$2,851
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17	6,368
Teradyne, Inc.	1	320
Texas Instruments, Inc.	2,060	436,947
Universal Display Corp.	6	640
Veeco Instruments, Inc. (a)	58	1,772
		51,097,256
Software — 4.2%
8x8, Inc. (a)	2,967	6,349
A10 Networks, Inc.	111	2,138
ACI Worldwide, Inc. (a)	748	29,681
Adeia, Inc.	16,059	332,261
Adobe, Inc. (a)	271	71,113
Alarm.com Holdings, Inc. (a)	36,145	1,729,538
Appfolio, Inc. - Class A (a)	70	12,443
AppLovin Corp. - Class A (a)	774	336,512
Atlassian Corp. - Class A (a)	6	451
Autodesk, Inc. (a)	392	96,381
Bentley Systems, Inc. - Class B (b)	18	658
BlackLine, Inc. (a)	19	670
Cadence Design Systems, Inc. (a)	336	101,270
CCC Intelligent Solutions Holdings, Inc. (a)	1,164	6,786
Cleanspark, Inc. (a)(b)	7,229	71,929
Clear Secure, Inc. - Class A	1,529	74,371
Consensus Cloud Solutions, Inc. (a)	5	150
Digital Turbine, Inc. (a)	2,917	11,843
Docusign, Inc. (a)	30	1,352
Dolby Laboratories, Inc. - Class A	282	18,773
Dynatrace, Inc. (a)	57	2,047
EverCommerce, Inc. (a)	5	57
Five9, Inc. (a)	2	35
Fortinet, Inc. (a)	39	3,082
Gen Digital, Inc.	42,347	955,772
I3 Verticals, Inc. - Class A (a)	144	3,223
InterDigital, Inc. (b)	2,579	945,281
Intuit, Inc.	445	182,018
LiveRamp Holdings, Inc. (a)	65	1,766
Manhattan Associates, Inc. (a)	9	1,219
Microsoft Corp.	48,631	19,099,339
Mitek Systems, Inc. (a)	143	2,085
N-able, Inc. (a)	51	224
nCino, Inc. (a)	3	48
NCR Voyix Corp. (a)	1,129	8,626
OneSpan, Inc.	23	254

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares		Value
COMMON STOCKS — 92.5% (continued)
Software — 4.2% (continued)
Ooma, Inc. (a)	4		$49
Oracle Corp.	4,499		654,155
Palantir Technologies, Inc. - Class A (a)	9		1,235
Palo Alto Networks, Inc. (a)	0	(e)	22
Pegasystems, Inc.	284		12,419
Progress Software Corp. (a)	173		7,245
PTC, Inc. (a)	196		30,692
Qualys, Inc. (a)	250		23,118
Red Violet, Inc. (a)	9		390
Riot Platforms, Inc. (a)	8,174		133,154
Roper Technologies, Inc.	4		1,399
Salesforce, Inc.	1,486		289,458
ServiceNow, Inc. (a)	1		108
Sprinklr, Inc. - Class A (a)	76		442
SPS Commerce, Inc. (a)(b)	20		1,130
Teradata Corp. (a)	8,970		282,465
Trimble, Inc. (a)	1,639		109,600
Workday, Inc. - Class A (a)	362		48,421
Yext, Inc. (a)	45		256
Zoom Communications, Inc. (a)	708		52,350
			25,757,853
Specialized REITs — 0.0% (c)
Crown Castle, Inc.	169		15,132
CubeSmart	53		2,180
Equinix, Inc.	4		3,897
Four Corners Property Trust, Inc.	52		1,327
Iron Mountain, Inc.	214		23,183
SBA Communications Corp.	202		40,634
VICI Properties, Inc.	71		2,145
Weyerhaeuser Co.	933		22,887
			111,385
Specialty Retail — 2.8%
Abercrombie & Fitch Co. - Class A (a)	6,683		653,597
Academy Sports & Outdoors, Inc. (b)	8,419		506,234
American Eagle Outfitters, Inc.	16,601		407,887
Arhaus, Inc. (a)	7,339		60,547
Arko Corp.	7,395		47,550
Asbury Automotive Group, Inc. (a)	2,687		574,427
AutoNation, Inc. (a)	5,557		1,084,504
Best Buy Co., Inc.	26,288		1,629,067
Boot Barn Holdings, Inc. (a)	155		29,329
Buckle, Inc.	3,962		212,165
Build-A-Bear Workshop, Inc.	2,186		106,371
Burlington Stores, Inc. (a)	680		208,672
Caleres, Inc. (b)	304		3,615
Camping World Holdings, Inc. - Class A	90		749

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Specialty Retail — 2.8% (continued)
Carvana Co. (a)	257	$85,879
Chewy, Inc. - Class A (a)	6	164
Designer Brands, Inc. - Class A	9,548	67,982
Dick’s Sporting Goods, Inc.	10,819	2,203,073
Five Below, Inc. (a)	653	145,965
Floor & Decor Holdings, Inc. - Class A (a)	16	1,105
GameStop Corp. - Class A (a)(b)	48,479	1,164,950
Gap, Inc.	39,689	1,112,880
Genesco, Inc. (a)	94	2,561
Group 1 Automotive, Inc.	1,425	464,179
Home Depot, Inc.	3,111	1,184,420
J Jill, Inc.	770	13,298
Lands’ End, Inc. (a)(b)	1,561	25,085
Lithia Motors, Inc.	3,063	856,353
MarineMax, Inc. (a)(b)	30	915
Monro, Inc.	41	883
Murphy USA, Inc.	717	280,161
National Vision Holdings, Inc. (a)	1,208	32,580
Penske Automotive Group, Inc. (b)	1,327	209,029
Petco Health & Wellness Co., Inc. (a)	4,324	11,026
Revolve Group, Inc. (a)	53	1,333
RH (a)	5	829
Ross Stores, Inc.	1,594	327,790
Sally Beauty Holdings, Inc. (a)(b)	24,006	385,776
Shoe Carnival, Inc.	756	15,264
Signet Jewelers Ltd.	82	7,888
Sonic Automotive, Inc. - Class A	2,104	131,963
TJX Cos., Inc.	3,626	586,179
Tractor Supply Co.	2,313	119,906
Ulta Beauty, Inc. (a)	323	221,187
Upbound Group, Inc.	1,459	31,296
Urban Outfitters, Inc. (a)(b)	3,145	208,199
Valvoline, Inc. (a)(b)	3,672	138,802
Victoria’s Secret & Co. (a)	21,159	1,326,669
Warby Parker, Inc. - Class A (a)	2	50
Williams-Sonoma, Inc.	767	157,734
Zumiez, Inc. (a)	20	524
		17,048,591
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	95,313	25,179,788
Corsair Gaming, Inc. (a)	223	1,224
Diebold Nixdorf, Inc. (a)	2,498	199,840
Hewlett Packard Enterprise Co.	2,523	54,169
NetApp, Inc.	379	37,533
Pure Storage, Inc. - Class A (a)	4	257
Seagate Technology Holdings PLC	750	305,880
Turtle Beach Corp. (a)	291	3,649

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Technology Hardware, Storage & Peripherals — 5.0% (continued)
Western Digital Corp.	17,456	$4,882,443
		30,664,783
Textiles, Apparel & Luxury Goods — 0.3%
Birkenstock Holding PLC (a)(b)	362	15,077
Capri Holdings Ltd. (a)	3	62
Carter’s, Inc.	2,040	68,442
Columbia Sportswear Co.	9	557
Crocs, Inc. (a)	15	1,361
Deckers Outdoor Corp. (a)	1,430	167,696
Figs, Inc. - Class A (a)	22	340
G-III Apparel Group Ltd.	190	5,812
Kontoor Brands, Inc.	3,509	228,822
Levi Strauss & Co. - Class A	1	22
Lululemon Athletica, Inc. (a)	242	44,811
Movado Group, Inc.	10	249
NIKE, Inc. - Class B	3,561	221,423
Oxford Industries, Inc.	10	396
PVH Corp.	28	1,921
Ralph Lauren Corp.	639	231,701
Rocky Brands, Inc.	560	25,312
Steven Madden Ltd.	55	1,986
Tapestry, Inc.	1,114	173,194
Under Armour, Inc. - Class A (a)	5	37
Under Armour, Inc. - Class C (a)	10	72
VF Corp.	46,595	904,875
Wolverine World Wide, Inc.	522	9,224
		2,103,392
Tobacco — 0.0% (c)
Turning Point Brands, Inc.	195	26,713
Universal Corp.	3,385	181,876
		208,589
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc.	2,543	17,547
Applied Industrial Technologies, Inc.	299	84,491
Boise Cascade Co.	1,978	163,660
Core & Main, Inc. - Class A (a)	4,311	233,484
Custom Truck One Source, Inc. (a)	9,702	69,466
Distribution Solutions Group, Inc. (a)	616	18,418
DNOW, Inc. (a)	7,738	91,154
DXP Enterprises, Inc. (a)	2,171	300,618
Fastenal Co.	2,125	97,835
Ferguson Enterprises, Inc.	1,120	292,051
GATX Corp. (b)	4,854	893,961
Global Industrial Co.	272	8,971
Herc Holdings, Inc.	4,355	608,785
Hudson Technologies, Inc. (a)	1	7

	Shares	Value
COMMON STOCKS — 92.5% (continued)
Trading Companies & Distributors — 1.1% (continued)
Karat Packaging, Inc.	5	$123
McGrath RentCorp	1,711	189,835
MSC Industrial Direct Co., Inc. - Class A	558	52,363
NPK International, Inc. (a)	6	87
Rush Enterprises, Inc. - Class A	4,320	306,590
Rush Enterprises, Inc. - Class B	9	582
SiteOne Landscape Supply, Inc. (a)	222	31,722
Transcat, Inc. (a)	1	78
United Rentals, Inc.	2,674	2,246,160
Watsco, Inc.	3	1,252
WESCO International, Inc.	3,766	1,090,257
Willis Lease Finance Corp.	407	82,910
WW Grainger, Inc. (b)	145	165,986
		7,048,393
Water Utilities — 0.1%
American States Water Co.	494	36,818
American Water Works Co., Inc.	1,192	162,148
California Water Service Group	907	40,887
Consolidated Water Co. Ltd.	43	1,627
Essential Utilities, Inc.	4,298	171,791
H2O America	404	21,731
Middlesex Water Co.	226	12,204
Pure Cycle Corp. (a)	38	402
York Water Co.	34	1,118
		448,726
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc.	29	1,413
Gogo, Inc. (a)	99	419
Telephone and Data Systems, Inc.	3,635	162,666
T-Mobile US, Inc.	5,488	1,191,390
		1,355,888
TOTAL COMMON STOCKS (Cost $405,198,035)		571,163,129

EXCHANGE TRADED FUNDS — 7.4%
Avantis U.S. Small Cap Value ETF (b)	131,439	14,849,978
Dimensional US Core Equity 2 ETF	757,650	31,025,768
TOTAL EXCHANGE TRADED FUNDS (Cost $34,897,248)		45,875,746

CLOSED-END FUNDS — 0.0%(c)
Ares Capital Corp. (b)	1,910	35,564
Central Securities Corp.	469	24,679
Hercules Capital, Inc. (b)	4,500	63,945

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Schedule of Investments (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
CLOSED-END FUNDS — 0.0%(c) (continued)
Main Street Capital Corp.	265	$15,052
Tortoise Energy Infrastructure Corp.	400	19,928
TOTAL CLOSED-END FUNDS (Cost $99,904)		159,168

RIGHTS — 0.0% (c)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	123	—

Media — 0.0% (c)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(d)	637	—
TOTAL RIGHTS (Cost $472)		—

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (f)	17,622,887	17,622,887
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,622,887)		17,622,887

	Shares
MONEY MARKET FUNDS — 0.0% (c)
First American Government Obligations Fund - Class X, 3.60% (f)	168,742	$168,742
TOTAL MONEY MARKET FUNDS (Cost $168,742)		168,742

TOTAL INVESTMENTS — 102.8% (Cost $457,987,288)		634,989,672
Liabilities in Excess of Other Assets — (2.8)%		(17,170,988)
TOTAL NET ASSETS — 100.0%		$617,818,684

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $17,205,457.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(e)	Rounds to zero.

(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Statement of Assets and Liabilities

As of FEBRUARY 28, 2026 (UNAUDITED)

Longview Advantage ETF
ASSETS:
Investments, at value	$634,989,672
Dividends receivable	638,646
Deferred organizational expenses	21,764
Cash and cash equivalents	16,197
Security lending income receivable	3,100
Dividend tax reclaims receivable	1,836
Total assets	635,671,207

LIABILITIES:
Payable upon return of securities loaned	17,622,887
Payable to adviser	70,769
Payable for administration and accounting fees	65,000
Payable for audit and tax service fees	29,750
Payable for custodian fees	6,500
Payable for printing and shareholder reporting fees	2,600
Payable for transfer agent fees	696
Payable for legal fees	566
Payable for expenses and other liabilities	53,755
Total liabilities	17,852,523
NET ASSETS	$617,818,684

NET ASSETS CONSISTS OF:
Paid-in capital	$630,630,287
Total distributable earnings	(12,811,603)
Total net assets	$617,818,684

Net assets	$617,818,684
Shares issued and outstanding (a)	10,246,830
Net asset value per share	$60.29

COST:
Investments, at cost	$457,987,288

LOANED SECURITES:
at value (included in investments)	$17,205,457

(a)    Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Statement of Operations

For the period ended FEBRUARY 28, 2026 (UNAUDITED)

Longview Advantage ETF
INVESTMENT INCOME:
Dividend income	$4,129,896
Less: issuance fees	(91)
Less: dividend withholding taxes	(2,894)
Securities lending income	22,801
Total investment income	4,149,712

EXPENSES:
Investment advisory fee	710,501
Administration and accounting fees	79,407
Legal fees	45,000
Custody fees	30,838
Organizational costs	30,000
Audit and tax service fees	29,750
Printing and shareholder reporting fees	21,332
Transfer agent fees	2,000
Other expenses and fees	17,453
Total expenses	966,281
Expense reimbursement by Adviser	(284,201)
Net expenses	682,080
NET INVESTMENT INCOME	3,467,632

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,496,051)
In-kind redemptions	42,687,690
Net realized gain (loss)	35,191,639
Net change in unrealized appreciation (depreciation) on:
Investments	32,015,667
Net change in unrealized appreciation (depreciation)	32,015,667
Net realized and unrealized gain (loss)	67,207,306
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,674,938

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

StatementS of Changes in Net Assets

	FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$3,467,632	$3,515,698
Net realized gain (loss)	35,191,639	113,480,401
Net change in unrealized appreciation (depreciation)	32,015,667	(78,674,053)
Net increase (decrease) in net assets from operations	70,674,938	38,322,046

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,617,113)	(2,375,507)
Total distributions to shareholders	(3,617,113)	(2,375,507)

CAPITAL TRANSACTIONS:
Shares sold	95,108,790	341,607,650
Shares issued from merger / reorganization	—	439,841,525
Shares redeemed	(82,156,160)	(279,587,485)
Net increase (decrease) in net assets from capital transactions	12,952,630	501,861,690

NET INCREASE (DECREASE) IN NET ASSETS	80,010,455	537,808,229

NET ASSETS:
Beginning of the period	537,808,229	—
End of the period	$617,818,684	$537,808,229

SHARES TRANSACTIONS
Shares sold	1,675,000	7,525,000
Shares issued from merger / reorganization	—	8,796,830
Shares redeemed	(1,450,000)	(6,300,000)
Total increase (decrease) in shares outstanding	225,000	10,021,830

(a)	Inception date of the Fund was February 26, 2025.

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For The PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	For the Period ENDED AUGUST 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$53.66	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.35
Net realized and unrealized gain (loss) on investments (c)	6.65	3.55
Total from investment operations	6.99	3.90
Net investment income	(0.36)	(0.24)
Total distributions	(0.36)	(0.24)
Net asset value, end of period	$60.29	$53.66
TOTAL RETURN (d)	13.06%	7.83%
SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$617,819	$537,808
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment (f)	0.34%	0.34%
After expense reimbursement/recoupment (f)	0.24%	0.24%
Ratio of net investment income (loss) to average net assets (f)	1.22%	1.42%
Portfolio turnover rate (d)(g)	7%	7%

(a)	Inception date of the Fund was February 26, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Longview Advantage ETF

Notes to Financial Statements

As of FEBRUARY 28, 2026 (UNAUDITED)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen active investment portfolios, including the Longview Advantage ETF (the “Fund”), which commenced investment operations on February 26, 2025.

The investment objective of the Fund is to seek total return.

In connection with the Fund’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the Fund. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets.

On February 26, 2025 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $439,841,525 on the Contribution Date, which was comprised of a cost basis of assets contributed of $216,180,742 and unrealized appreciation of $223,660,783. The Contribution resulted in the issuance of 8,796,830 Fund shares to the Initial Investors. Please see Statement of changes in net assets for further disclosure.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Hill Investment Group Partners, LLC d/b/a Longview Research Partners, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3		Total
Investments:
Common Stocks	$571,163,129	$—	$—		$571,163,129
Exchange Traded Funds	45,875,746	—	—		45,875,746
Closed-End Funds	159,168	—	—		159,168
Rights	—	—	—	(a)	—	(a)
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—		17,622,887
Money Market Funds	168,742	—	—		168,742
Total Investments	$617,366,785	$—	$—		$634,989,672

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Includes investments with an aggregate value of zero.
(b)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

Principal Investment Policies and Risks

Exchange-Traded Funds. The Fund may hold shares of other open-end investment companies whose shares are listed for trading on a national securities exchange. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index. There can be no assurance, however, that this can be accomplished, as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. Additionally, some ETFs are actively-managed by an investment adviser and/or sub-advisers and do not seek to provide investment results that correspond to an index.

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. An actively-managed ETF may not perform as well as its investment adviser and/or sub-advisers expect, and/or the actively-managed ETF’s portfolio management practices might not work to achieve the desired result. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. In addition, the purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s or ETF’s own expenses.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions described below. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses. Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

●

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

●

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

●

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

●

Small-Cap and Medium Cap Stocks. The Fund may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

Investment Company Shares. The Fund may hold shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, (“Rule 2a-7”) and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

The Fund may hold shares of other investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of FEBRUARY 28, 2026 (UNAUDITED)

Investments by the Fund in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, the Fund may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which they invest. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which they invest.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from the series’ investments made in accordance with the defined investment strategy of the series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Hill Investment Group Partners, LLC d/b/a Longview Research Partners serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

Effective January 1, 2026, the Adviser has voluntarily agreed to limit the management fees charged to the Fund to 0.15% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2026, and may not be terminated prior to that date without the approval of the Board.

FUND	ADVISORY FEE	ADVISORY FEE CAP
Longview Advantage ETF	0.25%	0.15%

Prior to December 31, 2025, the Adviser had contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.24% of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses were not taken into account and could cause a Fund’s net Total Annual Fund Operating Expenses to exceed 0.24%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The expense cap was terminated effective December 31, 2025.

Fund	Expiration August 31, 2028	Expiration August 31, 2029	TOTAL
Longview Advantage ETF	$248,659	$284,201	$532,860

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of FEBRUARY 28, 2026 (UNAUDITED)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Fund	PURCHASES	SALES
Longview Advantage ETF	$123,957,469	$42,152,966

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Fund were as follows:

Fund	PURCHASES	SALES
Longview Advantage ETF	$12,853,417	$81,591,261

5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of FEBRUARY 28, 2026 (UNAUDITED)

purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

6. Federal Income Tax Information

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended August 31, 2025 was as follows:

	2025
Fund	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
Longview Advantage ETF	$2,375,507	$—	$2,375,507

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	UNDISTRIBUTED ORVDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRY FORWARD	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Longview Advantage ETF	$1,140,195	$—	$1,917,731	$—	$223,660,770	$144,568,878

As of August 31, 2025, the Fund had $1,917,731 of carry forward capital losses. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31 as occurring on the first day of the following tax year. For the taxable period ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. During the current fiscal period, the Fund had utilized $0 of carry forward capital losses.

The cost basis of investments for federal income tax purposes at August 31, 2025, the Fund’s most recently completed fiscal year end, were as follows:

Fund	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Longview Advantage ETF	$419,615,767	$148,875,774	$(4,306,896)	$144,568,878

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of FEBRUARY 28, 2026 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

The following permanent differences as of August 31, 2025, primarily attributable to in-kind redemptions gain and loss, were reclassified among the following accounts:

Fund	DISTRIBUTABLE EARNINGS/ (LOSS)	PAID-IN CAPITAL
Longview Advantage ETF	$(115,815,966)	$115,815,966

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales.

7. Securities Lending

The Fund may make secured loans of its Fund securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned domestic securities and 105% of the current market value of the loaned foreign securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the Fund’s lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Fund, and the Custodian, each Fund pays a fee to the Custodian for administrative and custodial fees, which is calculated daily and paid monthly, in the amount of 20% of the Fund’s net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is shown below. Collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value of $1.00. The Fund will bear the risk of loss of the invested collateral. Investments purchased with collateral are overnight and continuous. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the net income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Longview Advantage ETF	$17,205,457	$17,622,888	$22,298

Securities lending transactions are entered into by the Fund’s securities lending agent on behalf of the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund’s securities lending agent on behalf of the Fund under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Fund to the same counterparty against amounts to be received and create one single net payment

Longview Advantage ETF

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of FEBRUARY 28, 2026 (UNAUDITED)

due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Longview Advantage ETF	$17,205,457	$—	$17,205,457	$(17,205,457)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

Longview Advantage ETF

NOTICE TO SHAREHOLDERS

As of FEBRUARY 28, 2026 (UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.longviewresearchpartners.com.

INVESTMENT ADVISER

Hill Investment Group Partners, LLC
d/b/a Longview Research Partners
190 Carondelet Plaza, Suite 1475
Saint Louis, MO 63105

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

Pathfinder Disciplined US Equity ETF

(Ticker: NASDAQ - PFDE)

Pathfinder Focused Opportunities ETF

(Ticker: NASDAQ - PFOE)

A Series of

THE RBB FUND TRUST

Financial Statements

February 28, 2026

(Unaudited)

Pathfinder Disciplined US Equity ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 8.9%
Alphabet, Inc. - Class A	10,361	$3,230,146
Alphabet, Inc. - Class C	7,847	2,443,791
AT&T, Inc.	38,819	1,087,320
Meta Platforms, Inc. - Class A	3,717	2,409,285
		9,170,542
Consumer Discretionary — 12.8%
Amazon.com, Inc. (a)	26,016	5,463,360
Booking Holdings, Inc.	413	1,750,852
Deckers Outdoor Corp. (a)	4,956	581,190
Ford Motor Co.	129,260	1,821,273
Hasbro, Inc.	2,724	271,283
Las Vegas Sands Corp.	16,107	913,589
Ross Stores, Inc.	3,304	679,435
Tesla, Inc. (a)	3,304	1,329,893
Wynn Resorts Ltd.	3,304	357,460
		13,168,335
Consumer Staples — 4.8%
Monster Beverage Corp. (a)	12,410	1,058,573
Philip Morris International, Inc.	11,846	2,213,188
Procter & Gamble Co.	8,249	1,379,233
Walmart, Inc.	2,065	264,217
		4,915,211
Energy — 2.6%
Chevron Corp.	8,260	1,542,637
Halliburton Co.	30,982	1,115,352
		2,657,989
Financials — 14.2%
Ameriprise Financial, Inc.	2,065	970,798
Bank of America Corp.	9,166	456,742
Berkshire Hathaway, Inc. - Class B (a)	7,434	3,753,798
Charles Schwab Corp.	9,899	942,385
Chubb Ltd.	4,130	1,407,752
Citigroup, Inc.	20,650	2,275,423
JPMorgan Chase & Co.	4,167	1,251,350
Mastercard, Inc. - Class A	4,956	2,563,293
Northern Trust Corp.	7,285	1,042,410
		14,663,951
Health Care — 11.1%
AbbVie, Inc.	8,673	2,012,830
Bristol-Myers Squibb Co.	21,975	1,370,581
Eli Lilly & Co.	2,065	2,172,359
Gilead Sciences, Inc.	1,652	246,065
HCA Healthcare, Inc.	4,543	2,406,427
Hologic, Inc. (a)	14,455	1,089,329
COMMON STOCKS — 99.5% (continued)
Health Care — 11.1% (continued)
Incyte Corp. (a)	2,388	$241,833
McKesson Corp.	219	216,234
Merck & Co., Inc.	11,564	1,431,855
Universal Health Services, Inc. - Class B	893	184,047
		11,371,560
Industrials — 6.8%
Boeing Co. (a)	9,086	2,067,338
Cummins, Inc.	2,891	1,687,968
Delta Air Lines, Inc.	7,434	488,414
FedEx Corp.	1,652	639,324
GE Vernova, Inc.	413	360,797
Lockheed Martin Corp.	1,652	1,087,148
Southwest Airlines Co.	9,677	476,689
United Airlines Holdings, Inc. (a)	2,065	219,509
		7,027,187
Information Technology — 31.4% (b)
Advanced Micro Devices, Inc. (a)	4,824	965,813
Apple, Inc.	23,125	6,109,163
Arista Networks, Inc. (a)	3,304	441,084
Broadcom, Inc.	11,181	3,572,889
Corning, Inc.	3,717	558,962
Intel Corp. (a)	5,782	263,717
Lam Research Corp.	3,288	769,030
Micron Technology, Inc.	4,543	1,873,397
Microsoft Corp.	16,917	6,643,983
NVIDIA Corp.	54,100	9,585,979
Oracle Corp.	2,891	420,351
Palantir Technologies, Inc. - Class A (a)	4,593	630,114
Sandisk Corp. (a)	826	524,807
		32,359,289
Materials — 3.0%
Freeport-McMoRan, Inc.	9,499	646,692
Newmont Corp.	12,851	1,670,630
Solstice Advanced Materials, Inc.	9,445	741,527
		3,058,849
Utilities — 3.9%
AES Corp.	56,991	984,804
DTE Energy Co.	2,065	306,115
Eversource Energy	15,694	1,196,040
NRG Energy, Inc.	1,652	295,642
Vistra Corp.	7,021	1,220,882
		4,003,483
TOTAL COMMON STOCKS (Cost $103,112,515)		102,396,396

The accompanying notes are an integral part of the financial statements.
1

Pathfinder Disciplined US Equity ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.5%
First American Treasury Obligations Fund - Class X, 3.60% (c)	487,162	$487,162
TOTAL MONEY MARKET FUNDS (Cost $487,162)		487,162

TOTAL INVESTMENTS — 100.0% (Cost $103,599,677)		102,883,558
Other Assets in Excess of Liabilities — 0.0% (d)		22,261
TOTAL NET ASSETS — 100.0%		$102,905,819

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
2

Pathfinder Focused Opportunities ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Communication Services — 19.6%
Alphabet, Inc. - Class C	16,276	$5,068,835
Netflix, Inc. (a)	59,256	5,702,797
Spotify Technology SA (a)	10,325	5,316,755
Universal Music Group NV - ADR	317,344	3,566,947
		19,655,334
Consumer Discretionary — 16.2%
Alibaba Group Holding Ltd. - ADR	27,880	4,017,787
Hermes International SCA - ADR	12,200	2,940,200
MercadoLibre, Inc. (a)	2,870	5,044,255
NIKE, Inc. - Class B	66,830	4,155,489
		16,157,731
Financials — 15.8%
Brookfield Corp.	99,725	4,371,944
Mastercard, Inc. - Class A	7,332	3,792,184
NU Holdings Ltd. - Class A (a)	259,752	3,891,085
Visa, Inc. - Class A	11,661	3,733,152
		15,788,365
Health Care — 16.4%
Eli Lilly & Co.	4,920	5,175,791
IDEXX Laboratories, Inc. (a)	5,263	3,456,370
UnitedHealth Group, Inc.	15,580	4,569,147
Zoetis, Inc.	24,543	3,217,587
		16,418,895
Industrials — 16.7%
Ferrovial SE	80,809	6,010,573
QXO, Inc. (a)	246,807	5,911,028
Uber Technologies, Inc. (a)	63,140	4,762,019
		16,683,620
Information Technology — 14.0%
ASML Holding NV	3,436	4,984,124
Intuit, Inc.	9,863	4,034,263
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,274	4,972,175
		13,990,562
TOTAL COMMON STOCKS (Cost $99,961,190)		98,694,507
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.3%
First American Treasury Obligations Fund - Class X, 3.60% (b)	1,340,490	$1,340,490
TOTAL MONEY MARKET FUNDS (Cost $1,340,490)		1,340,490

TOTAL INVESTMENTS — 100.0% (Cost $101,301,680)		100,034,997
Liabilities in Excess of Other Assets - (0.0)% (c)		(3,059)
TOTAL NET ASSETS — 100.0%		$100,031,938

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.
3

PATHFINDER ETFS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2026 (UNAUDITED)

	Pathfinder Disciplined US Equity ETF	Pathfinder Focused Opportunities ETF
ASSETS:
Investments, at value	$102,883,558	$100,034,997
Dividends receivable	64,832	35,125
Receivable for fund shares sold	—	485,421
Prepaid expenses and other assets	198	198
Total assets	102,948,588	100,555,741

LIABILITIES:
Payable to Adviser	42,769	41,720
Payable for investments purchased	—	240,642
Payable to custodian	—	241,441
Total liabilities	42,769	523,803
NET ASSETS	$102,905,819	$100,031,938

NET ASSETS CONSISTS OF:
Paid-in capital	$103,709,847	$103,610,282
Total accumulated losses	(804,028)	(3,578,344)
Total net assets	$102,905,819	$100,031,938

Net assets	$102,905,819	$100,031,938
Shares issued and outstanding (a)	4,130,000	4,100,000
Net asset value per share	$24.92	$24.40

COST:
Investments, at cost	$103,599,677	$101,301,680

(a)    Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
4

PATHFINDER ETFS

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)

	Pathfinder Disciplined US Equity ETF(a)	Pathfinder Focused Opportunities ETF(a)
INVESTMENT INCOME:
Dividend income	$110,402	$47,820
Less: dividend withholding taxes	—	(1,379)
Total investment income	110,402	46,441

EXPENSES:
Investment advisory fee	53,993	53,678
Total expenses	53,993	53,678
NET INVESTMENT INCOME/(LOSS)	56,409	(7,237)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(450,454)	(2,304,424)
In-kind redemptions	306,136	—
Net realized gain (loss)	(144,318)	(2,304,424)
Net change in unrealized appreciation (depreciation) on:
Investments	(716,119)	(1,266,683)
Net change in unrealized appreciation (depreciation)	(716,119)	(1,266,683)
Net realized and unrealized gain (loss)	(860,437)	(3,571,107)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(804,028)	$(3,578,344)

(a)    Inception date of the Fund was December 30, 2025.

The accompanying notes are an integral part of the financial statements.
5

PATHFINDER ETFS

Statement of Changes in Net Assets

	Pathfinder Disciplined US Equity ETF	Pathfinder Focused Opportunities ETF
	FOR THE PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)	FOR THE PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
OPERATIONS:
Net investment income (loss)	$56,409	$(7,237)
Net realized gain (loss)	(144,318)	(2,304,424)
Net change in unrealized appreciation (depreciation)	(716,119)	(1,266,683)
Net increase (decrease) in net assets from operations	(804,028)	(3,578,344)

CAPITAL TRANSACTIONS:
Shares sold	106,217,327	103,610,282
Shares redeemed	(2,507,480)	—
Net increase (decrease) in net assets from capital transactions	103,709,847	103,610,282

NET INCREASE (DECREASE) IN NET ASSETS	102,905,819	100,031,938

NET ASSETS:
Beginning of the period	—	—
End of the period	$102,905,819	$100,031,938

SHARES TRANSACTIONS
Shares sold	4,230,000	4,100,000
Shares redeemed	(100,000)	—
Total increase (decrease) in shares outstanding	4,130,000	4,100,000

(a)    Inception date of the Fund was December 30, 2025.

The accompanying notes are an integral part of the financial statements.
6

Pathfinder DISCIPLINED US EQUITY ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

FOR THE PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
PER SHARE DATA:

Net asset value, beginning of period	$25.07

INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments (c)	(0.17)
Total from investment operations	(0.15)
—
Net asset value, end of period	$24.92

TOTAL RETURN (d)	(0.61)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$102,906
Ratio of expenses to average net assets (e)	0.59%
Ratio of net investment income (loss) to average net assets (e)	0.62%
Portfolio turnover rate (d)(f)	14%

(a)	Inception date of the Fund was December 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
7

Pathfinder FOCUSED OPPORTUNITIES ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
PER SHARE DATA:

Net asset value, beginning of period	$25.04

INVESTMENT OPERATIONS:
Net investment income(b)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments (d)	(0.64)
Total from investment operations	(0.64)
	—
Net asset value, end of period	$24.40

TOTAL RETURN (e)	(2.56)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100,032
Ratio of expenses to average net assets (f)	0.59%
Ratio of net investment income (loss) to average net assets (f)	(0.08)%
Portfolio turnover rate (e)(g)	42%

(a)	Inception date of the Fund was December 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
8

Pathfinder ETFs

Notes to Financial Statements

As of FEBRUARY 28, 2026 (UNAUDITED)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen active investment portfolios, including the Pathfinder Disciplined US Equity ETF and the Pathfinder Focused Opportunities ETF (each a “Fund” and together the “Funds”), which commenced investment operations on December 30, 2025.

The investment objective of each Fund is to seek long-term capital appreciation.

The Funds are each an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for each Fund is since their inception on December 30, 2025 through February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Funds value their investments at fair value. Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Opal Capital LLC, the Funds’ investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing each Fund’s investments carried at fair value:

PATHFINDER DISCIPLINED US EQUITY ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$102,396,396	$—	$—	$102,396,396
Money Market Funds	487,162	—	—	487,162
Total Investments	$102,883,558	$—	$—	$102,883,558

PATHFINDER FOCUSED OPPORTUNITIES ETF

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$98,694,507	$—	$—	$98,694,507
Money Market Funds	1,340,490	—	—	1,340,490
Total Investments	$100,034,997	$—	$—	$100,034,997

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent trustees and counsel to the independent trustees and

10

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

the officers of the Trust. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, each Fund may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

EQUITY SECURITIES — Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Funds to fluctuate. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market.

LARGE SHAREHOLDER PURCHASE AND REDEMPTION RISK — Each Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause the Funds to sell its securities at times when it would not otherwise do so, which may negatively impact the Funds’ NAV and liquidity. Similarly, large share purchases may adversely affect the Funds’ performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Funds’ current expenses being allocated over a smaller asset base, leading to an increase in the Funds’ expense ratio. However, this risk may be limited to the extent that the Adviser and the Funds have entered into a fee waiver and/or expense reimbursement arrangement.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Opal Capital, LLC serves as the investment adviser to the Funds. Vident Asset Management serves as the investment sub-adviser to the Funds (the “Sub-Adviser”). Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds and provides oversight of the Sub-Adviser pursuant to the terms of the Advisory Agreement between the Adviser and the Trust on behalf of the Funds. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds).The Funds compensate the Adviser with a unitary management fee for its services at an annual

11

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	ADVISORY FEE
Pathfinder Disciplined US Equity ETF	0.59%
Pathfinder Focused Opportunities ETF	0.59%

From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of each Fund were as follows:

FUND	Purchases	Sales
Pathfinder Disciplined US Equity ETF	$8,221,757	$8,507,548
Pathfinder Focused Opportunities ETF	24,036,438	24,360,895

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
Pathfinder Disciplined US Equity ETF	$105,840,224	$2,297,600
Pathfinder Focused Opportunities ETF	102,590,071	—

4. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC (the “Exchange”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous

12

Pathfinder ETFs

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of FEBRUARY 28, 2026 (UNAUDITED)

Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2.00% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. Federal Income Tax Information

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Funds did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event: The Funds paid the following distributions:

FUND	RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
Pathfinder Disciplined US Equity ETF	3/30/2026	3/30/2026	3/31/2026	$0.03
Pathfinder Focused Opportunities ETF	3/30/2026	3/30/2026	3/31/2026	$0.01

13

Pathfinder ETFs

NOTICE TO SHAREHOLDERS

As of FEBRUARY 28, 2026 (UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://pathfinderetfs.com.

14

PATHFINDER ETFS

Approval of Investment Advisory AGREEMENT

As of FEBRUARY 28, 2026 (UNAUDITED)

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Opal Capital LLC (“Opal”) and the Trust, on behalf of the new Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF (each a “Fund” and together the “Funds”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, Opal, and Vident Asset Management (“Vident”), with respect to the Funds at a meeting held on November 11-12, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Opal and Vident, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement, with respect to the Funds, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of Opal and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of Opal or Vident were present. The Trustees considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Funds by Opal and Vident; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Opal’s and Vident’s investment philosophies and processes; (iv) Opal’s and Vident’s assets under management and client descriptions; (v) Opal’s and Vident’s soft dollar commission and trade allocation policies, as applicable; (vi) Opal’s and Vident’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) Opal’s and Vident’s compliance procedures; (viii) Opal’s and Vident’s financial information and insurance coverage; (ix) Opal’s and Vident’s profitability analysis relating to its proposed provision of services to the Funds; and (x) the extent to which economies of scale are relevant to the Funds. The Trustees noted that the Funds had not yet commenced operations and, consequently, there was no performance information to review with respect to the Funds.

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by Opal and Vident. The Trustees concluded that Opal and Vident had sufficient resources to provide services to each Fund.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that Opal would be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of Opal’s own fees and resources.

After reviewing the information regarding Opal’s and Vident’s estimated costs, profitability and economies of scale, and after considering the services to be provided by Opal and Vident, the Trustees concluded that the investment advisory fees to be paid by each Fund to Opal and the sub-advisory fees to be paid by Opal to Vident were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2027.

15

INVESTMENT ADVISER

Opal Capital LLC
5200 Town Center Circle Ste 205
Boca Raton, Florida 33486

INVESTMENT SUB-ADVISER

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

P/E GLOBAL ENHANCED INTERNATIONAL FUND

A Series of

THE RBB FUND TRUST

Institutional Class (TICKER: PEIEX)

Financial Statements

February 28, 2026

(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

P/E GLOBAL ENHANCED INTERNATIONAL FUND

PORTFOLIO of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
EXCHANGE TRADED FUNDS — 86.0%
iShares Core MSCI EAFE ETF (a)	158,520	$15,585,686
Vanguard FTSE Developed Markets ETF (a)	223,848	15,723,084
TOTAL EXCHANGE TRADED FUNDS (Cost $29,915,110)		31,308,770

TOTAL INVESTMENTS — 86.0% (Cost $29,915,110)		31,308,770
Other Assets in Excess of Liabilities — 14.0%		5,086,132
TOTAL NET ASSETS — 100.0%		$36,394,902

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of the financial statements.
1

P/E GLOBAL ENHANCED INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN FUTURES CONTRACTS

FEBRUARY 28, 2026 (UNAUDITED)

Futures contracts outstanding as of February 28, 2026 were as follows:

Description	Contracts Purchased	EXPIRATION DATE	NOTIONAL	Value/ Unrealized Appreciation (Depreciation)
Canadian Dollar/US Dollar Cross Currency Rate	1	03/17/2026	$73,405	$1,157
MSCI EAFE Index	35	03/20/2026	5,538,925	424,703
US Dollar/Norwegian Krone Cross Currency Rate	2	03/16/2026	199,945	(13,243)
US Dollar/Swedish Krona Cross Currency Rate	8	03/16/2026	799,074	(27,903)
				$384,714

Description	Contracts Sold	EXPIRATION DATE	NOTIONAL	Value/ Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(205)	03/16/2026	$14,583,700	$(953,601)
British Pound/US Dollar Cross Currency Rate	(74)	03/16/2026	6,234,500	(69,866)
Euro/US Dollar Cross Currency Rate	(328)	03/16/2026	48,494,800	(523,080)
Japanese Yen/US Dollar Cross Currency Rate	(101)	03/16/2026	8,102,094	57,516
Mexican Peso/US Dollar Cross Currency Rate	(6)	03/16/2026	173,880	(11,374)
New Zealand Dollar/US Dollar Cross Currency Rate	(14)	03/16/2026	839,930	(27,408)
Swiss Franc/US Dollar Cross Currency Rate	(21)	03/16/2026	3,422,606	(119,246)
				$(1,647,059)
Net Unrealized Appreciation (Depreciation)				$(1,262,345)

The accompanying notes are an integral part of the financial statements.
2

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

ASSETS:
Investments, at value	$31,308,770
Deposit at broker for future contracts	4,090,736
Cash and cash equivalents	2,318,102
Unrealized appreciation on futures contracts	483,376
Foreign currency, at value	16,550
Prepaid expenses and other assets	12,464
Total assets	38,229,998

LIABILITIES:
Unrealized depreciation on futures contracts	1,745,721
Payable for legal fees	18,422
Payable for fund administration and accounting fees	17,172
Payable to Adviser	12,825
Payable for audit fees	11,885
Payable for transfer agent fees and expenses	10,453
Payable for printing and mailing	7,210
Payable for shareholder servicing fees	2,723
Payable for expenses and other liabilities	8,685
Total liabilities	1,835,096
NET ASSETS	$36,394,902

NET ASSETS CONSISTS OF:
Paid-in capital	$34,303,072
Total distributable earnings	2,091,830
Total net assets	$36,394,902

Institutional Class
Net assets	$36,394,902
Shares issued and outstanding (a)	3,254,389
Net asset value per share	$11.18
COST:
Investments, at cost	$29,915,110
Foreign currency, at cost	$16,538

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
3

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statement of Operations

For the PERIOD ended FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME:
Interest income	$414,350
Total investment income	414,350

EXPENSES:
Investment advisory fee	159,869
Transfer agent fees	30,959
Legal fees	30,375
Fund administration and accounting fees	20,311
Compliance fees	14,503
Audit fees	11,788
Trustees’ fees	10,534
Federal and state registration fees	8,490
Reports to shareholders	8,256
Custodian fees	928
Other expenses and fees	5,270
Total expenses	301,283
Expense reimbursement by Adviser	(133,000)
Net expenses	168,283
NET INVESTMENT INCOME	246,067

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	25,684
Futures contracts	4,269,149
Foreign currency translation	1,017
Net realized gain (loss)	4,295,850
Net change in unrealized appreciation (depreciation) on:
Investments	1,389,137
Future contracts	(1,193,404)
Foreign currency translation	(236)
Net change in unrealized appreciation (depreciation)	195,497
Net realized and unrealized gain (loss)	4,491,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,737,414

The accompanying notes are an integral part of the financial statements.
4

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Statements of Changes in Net Assets

	FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$246,067	$719,422
Net realized gain (loss)	4,295,850	835,582
Net change in unrealized appreciation (depreciation)	195,497	322,838
Net increase (decrease) in net assets from operations	4,737,414	1,877,842

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(4,109,359)	(3,629,697)
Total distributions to shareholders	(4,109,359)	(3,629,697)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	1,039,393	4,775,719
Shares issued from reinvestment of distributions - Institutional Class	4,109,358	3,629,697
Shares redeemed - Institutional Class	(896,712)	(779,573)
Net increase (decrease) in net assets from capital transactions	4,252,039	7,625,843
NET INCREASE (DECREASE) IN NET ASSETS	4,880,094	5,873,988

NET ASSETS:
Beginning of the period	$31,514,808	$25,640,820
End of the period	$36,394,902	$31,514,808

SHARES TRANSACTIONS
Shares sold - Institutional Class	96,402	432,735
Shares issued from reinvestment of distributions - Institutional Class	392,489	335,152
Shares redeemed - Institutional Class	(82,059)	(70,240)
Total increase (decrease) in shares outstanding	406,832	697,647

The accompanying notes are an integral part of the financial statements.
5

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	Year ended August 31, 2025	Year ended August 31, 2024	Period ended August 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$11.07	$11.93	$11.09	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.08	0.28	0.36	(0.06)
Net realized and unrealized gain (loss) on investments	1.46	0.53	1.26	1.15
Total from investment operations	1.54	0.81	1.62	1.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.38)	(0.09)	—
Net realized gains	(1.18)	(1.29)	(0.69)	—
Total distributions	(1.43)	(1.67)	(0.78)	—
Net asset value, end of period	$11.18	$11.07	$11.93	$11.09

TOTAL RETURN (c)(d)	14.87%	7.16%	15.54%	10.90%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$36,395	$31,515	$25,641	$21,753
Ratio of expenses to average net assets:
Before expense reimbursement(f)	1.79%	1.00%	1.00%	1.00%
After expense reimbursement(f)	1.00%	1.59%	2.03%	2.69%
Ratio of net investment income (loss) to average net assets (f)	1.46%	2.53%	3.10%	(0.83)%
Portfolio turnover rate (d)	3%	0%	0%	0%

(a)	Inception date of the Fund was December 28, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
6

P/E GLOBAL ENHANCED INTERNATIONAL FUND

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization And Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen active investment portfolios, including the P/E Global Enhanced International Fund (the “Fund”), which commenced investment operations on December 29, 2022. The Fund is authorized to offer three classes of shares, Institutional Class, Investor Class, and Class A Shares. Investor Class Shares and Class A Shares have not yet commenced operations as of August 31, 2025.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated P/E Global LLC, the Fund’s investment adviser (the “Adviser”), as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

FEBRUARY 28, 2026 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange Traded Funds	$31,308,770	$—	$—	$31,308,770
Foreign Currency Contracts
Futures Contracts	57,516	—	—	57,516
Equity Contracts
Futures Contracts	425,860	—	—	425,860
Total Assets	$31,792,146	$—	$—	$31,792,146

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Foreign Currency Contracts
Futures Contracts	$(1,745,721)	$—	$—	$(1,745,721)
Total Liabilities	$(1,745,721)	$—	$—	$(1,745,721)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the current fiscal period include futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. equity market indices and foreign currencies to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

8

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

FEBRUARY 28, 2026 (UNAUDITED)

The following tables list the fair values and location on the Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
ASSET DERIVATIVES
Futures Contracts (a)	Unrealized appreciation on futures contracts	$425,860	$57,516	$483,376
Total Value - Assets		$425,860	$57,516	$483,376
LIABILITY DERIVATIVES
Futures Contracts (a)	Unrealized depreciation on futures contracts	$—	$(1,745,721)	$(1,745,721)
Total Value - Liabilities		$—	$(1,745,721)	$(1,745,721)

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments in Futures Contracts.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
REALIZED GAIN (LOSS)
Futures Contracts	Net realized gain/(loss) from futures contracts	$3,923,262	$345,887	$4,269,149
Total Realized Gain/(Loss)		$3,923,262	$345,887	$4,269,149

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	EQUITY CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(486,576)	$(706,828)	$(1,193,404)
Total Change in Unrealized Appreciation/(Depreciation)		$(486,576)	$(706,828)	$(1,193,404)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

FUND	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT
P/E Global Enhanced International Fund	$6,611,349	$(81,851,510)

9

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

FEBRUARY 28, 2026 (UNAUDITED)

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Rule 18f-4 under the 1940 Act (“Rule 18f-4”) provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

COMMODITY SECTOR RISK — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by

10

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

FEBRUARY 28, 2026 (UNAUDITED)

changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the U.S. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called “principals’ markets” in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

COUNTERPARTY RISK — The derivative contracts entered into by the Fund or its subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

11

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

FEBRUARY 28, 2026 (UNAUDITED)

U.S. GOVERNMENT SECURITIES — The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities, of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

Operating segments — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statement. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

P/E Global LLC serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate of 0.95% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the 1.00% (“Expense Cap”) of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary

12

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2026 (UNAUDITED)

expenses, interest and taxes. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

	EXPIRATION AUGUST 31
FUND	2026	2027	2028	2029	TOTAL
P/E Global Enhanced International Fund	$183,432	$248,469	$168,772	$133,000	$733,673

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Trustee And Officer Compensation

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Assistant Treasurer, Assistant Secretary, Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Fund were as follows:

FUND	Purchases	Sales
P/E Global Enhanced International Fund	$30,715,636	$825,901

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

13

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund was as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
P/E Global Enhanced International Fund	$24,943,988	$4,769	$—	$4,769

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. The difference between the book basis and the tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures regulated by Section 1256 of the Internal Revenue Code.

As of August 31, 2025, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
P/E Global Enhanced International Fund	$865,553	$593,453	$—	$4,769

The tax character of dividends and distributions paid during the fiscal year ended August 31 was as follows:

FUND	YEAR ENDED	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
P/E Global Enhanced International Fund	2025	$1,949,581	$1,680,116	$3,629,697

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025, the Fund had no tax basis qualified late-year loss deferral or Post-October capital loss.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

14

P/E GLOBAL ENHANCED INTERNATIONAL FUND

NOTICE TO SHAREHOLDERS

INFORMATION ON PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (855) 610-4766; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

15

INVESTMENT ADVISER

P/E Global LLC
75 State Street, 31st Floor
Boston, MA 02109

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

UNDERWRITER

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FINANCIAL STATEMENTS

February 28, 2026

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

Each a series of The RBB Fund Trust

Penn Capital Short Duration High Income Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2026 (UNAUDITED)

	PAR	VALUE
CORPORATE BONDS — 94.6%
Advertising & Marketing — 0.6%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	$130,000	$119,826

Aerospace & Defense — 0.6%
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)	100,000	103,063

Airlines — 4.6%
American Airlines, Inc., 7.25%, 02/15/2028 (a)	440,000	448,435
United Airlines Holdings, Inc., 5.38%, 03/01/2031	141,000	143,758
VistaJet Malta Finance PLC
7.88%, 05/01/2027 (a)	185,000	185,454
6.38%, 02/01/2030 (a)	70,000	65,120
		842,767
Apparel & Textile Products — 1.4%
Crocs, Inc., 4.25%, 03/15/2029 (a)	265,000	258,202

Auto Parts Manufacturing — 0.6%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	115,000	117,259

Banks — 1.3%
Popular, Inc., 7.25%, 03/13/2028	235,000	245,291

Cable & Satellite — 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	505,000	503,911
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	129,000	129,150
		633,061
Casinos & Gaming — 0.8%
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	158,000	154,573

Chemicals — 1.1%
Chemours Co., 5.75%, 11/15/2028 (a)	195,000	196,134

Commercial Finance — 2.6%
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	290,000	292,973
TrueNoord Capital DAC, 8.75%, 03/01/2030 (a)	185,000	195,207
		488,180
Consumer Finance — 5.7%
Block, Inc., 5.63%, 08/15/2030 (a)	$190,000	$192,491
Navient Corp., 6.75%, 06/15/2026	90,000	90,184
OneMain Finance Corp.
6.63%, 01/15/2028	375,000	382,746
7.88%, 03/15/2030	110,000	115,055
6.13%, 05/15/2030	90,000	90,268
SLM Corp., 6.50%, 01/31/2030	175,000	177,725
		1,048,469
Containers & Packaging — 3.3%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	255,000	228,141
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	380,000	380,271
		608,412
Electrical Equipment Manufacturing — 2.5%
Gates Corp., 6.88%, 07/01/2029 (a)	220,000	228,258
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	225,000	226,641
		454,899
Entertainment Content — 1.0%
TEGNA, Inc., 4.63%, 03/15/2028	185,000	184,476

Entertainment Resources — 1.0%
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	190,000	184,302

Exploration & Production — 6.1%
California Resources Corp., 8.25%, 06/15/2029 (a)	235,000	246,705
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	135,000	139,801
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)	225,000	226,611
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)	125,000	125,770
SM Energy Co.
6.75%, 09/15/2026	210,000	210,184
5.00%, 10/15/2026 (a)	40,000	39,983
8.38%, 07/01/2028 (a)	135,000	139,531
		1,128,585
Financial Services — 1.9%
PRA Group, Inc., 8.38%, 02/01/2028 (a)	355,000	357,710

The accompanying notes are an integral part of the financial statements.
1

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

FEBRUARY 28, 2026 (UNAUDITED)

	PAR	VALUE
Forest & Paper Products Manufacturing — 0.5%
Magnera Corp., 4.75%, 11/15/2029 (a)	$95,000	$88,272

Hardware — 1.9%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (a)	110,000	116,019
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	210,000	225,520
		341,539
Health Care Facilities & Services — 7.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	510,000	507,575
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	353,000	354,098
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	230,000	224,887
DaVita, Inc., 4.63%, 06/01/2030 (a)	120,000	117,471
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	105,000	114,043
		1,318,074
Homebuilders — 3.4%
Ashton Woods USA LLC, 4.63%, 08/01/2029 (a)	260,000	253,338
Beazer Homes USA, Inc., 7.25%, 10/15/2029	190,000	193,848
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	185,000	186,068
		633,254
Industrial Other — 2.5%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	90,000	92,309
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	260,000	272,458
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	90,000	93,751
		458,518
Internet Media — 1.7%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	320,000	319,932

Leisure Products Manufacturing — 1.2%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	215,000	214,428

Machinery Manufacturing — 1.6%
Titan International, Inc., 7.00%, 04/30/2028	290,000	290,920

Managed Care — 1.3%
Molina Healthcare, Inc., 4.38%, 06/15/2028 (a)	$235,000	$230,908

Manufactured Goods — 0.8%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030 (a)	140,000	145,352

Medical Equipment & Devices Manufacturing — 2.3%
Embecta Corp.
5.00%, 02/15/2030 (a)	212,000	199,257
6.75%, 02/15/2030 (a)	40,000	38,630
Varex Imaging Corp., 7.88%, 10/15/2027 (a)	175,000	178,321
		416,208
Metals & Mining — 3.3%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	245,000	252,354
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)	170,000	179,358
Eldorado Gold Corp., 6.25%, 09/01/2029 (a)	175,000	175,565
		607,277
Oil & Gas Services & Equipment — 2.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	130,000	136,475
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	220,000	227,333
		363,808
Pharmaceuticals — 1.0%
Harrow, Inc., 8.63%, 09/15/2030 (a)	180,000	189,232

Pipeline — 5.7%
Excelerate Energy LP, 8.00%, 05/15/2030 (a)	160,000	169,605
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	365,000	369,068
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	220,000	225,739
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030 (a)	155,000	161,015
Western Midstream Operating LP, 7.25%, 04/01/2030 (a)	125,000	132,497
		1,057,924
Power Generation — 1.1%
Calpine LLC, 5.13%, 03/15/2028 (a)	210,000	209,922

The accompanying notes are an integral part of the financial statements.
2

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)

FEBRUARY 28, 2026 (UNAUDITED)

	PAR	VALUE
Publishing & Broadcasting — 3.3%
Belo Corp., 7.75%, 06/01/2027	$50,000	$51,999
Gray Media, Inc., 10.50%, 07/15/2029 (a)	167,000	179,036
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	380,000	380,035
		611,070
Real Estate — 3.0%
Howard Hughes Corp., 4.38%, 02/01/2031 (a)	145,000	137,911
Newmark Group, Inc., 7.50%, 01/12/2029	215,000	227,363
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)	180,000	184,831
		550,105
Restaurants — 1.1%
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)	235,000	207,447

Retail - Consumer Discretionary — 3.3%
Academy Ltd., 6.00%, 11/15/2027 (a)	215,000	215,817
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029 (a)	150,000	148,480
Wayfair LLC, 7.25%, 10/31/2029 (a)	245,000	253,193
		617,490
Retail - Consumer Staples — 1.3%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	220,000	230,844

Software & Services — 1.9%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	210,000	211,598
RingCentral, Inc., 8.50%, 08/15/2030 (a)	135,000	141,755
		353,353
Transportation & Logistics — 1.0%
Wabash National Corp., 4.50%, 10/15/2028 (a)	194,000	178,707

Travel & Lodging — 3.8%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	$270,000	$263,510
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (a)	140,000	146,865
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)	135,000	136,030
Travel + Leisure Co., 6.63%, 07/31/2026 (a)	160,000	160,455
		706,860
TOTAL CORPORATE BONDS (Cost $17,158,299)		17,466,653

TOTAL INVESTMENTS — 94.6% (Cost $17,158,299)		17,466,653
Other Assets in Excess of Liabilities — 5.4%		990,946
TOTAL NET ASSETS — 100.0%		$18,457,599

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $14,876,768 or 80.6% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.
3

Penn Capital Special Situations Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	VALUE
COMMON STOCKS — 98.9%
Aerospace & Defense — 3.4%
Mercury Systems, Inc. (a)	8,379	$745,983
TAT Technologies Ltd. (a)	19,587	1,084,532
VSE Corp.	4,990	1,133,079
		2,963,594
Air Freight & Logistics — 1.3%
GXO Logistics, Inc. (a)	17,918	1,125,788

Banks — 9.1%
Ameris Bancorp	16,924	1,314,318
Banc of California, Inc.	73,099	1,350,139
Bancorp, Inc. (a)	13,740	721,213
Dime Community Bancshares, Inc.	34,554	1,117,822
FB Financial Corp.	23,892	1,306,653
Popular, Inc.	7,212	976,216
Texas Capital Bancshares, Inc. (a)	12,438	1,185,341
		7,971,702
Biotechnology — 5.6%
Arcutis Biotherapeutics, Inc. (a)	22,567	608,632
Kiniksa Pharmaceuticals International PLC (a)	22,801	1,014,416
Mirum Pharmaceuticals, Inc. (a)	17,124	1,580,374
Soleno Therapeutics, Inc. (a)	17,514	684,272
TG Therapeutics, Inc. (a)	33,532	1,008,978
		4,896,672
Building Products — 1.4%
Modine Manufacturing Co. (a)	5,240	1,190,790

Capital Markets — 1.9%
Lazard, Inc.	16,539	836,873
Miami International Holdings, Inc. (a)	18,469	786,780
		1,623,653
Chemicals — 2.5%
ASP Isotopes, Inc. (a)	48,094	256,822
Celanese Corp.	13,518	675,089
Chemours Co.	67,982	1,239,992
		2,171,903
Communications Equipment — 3.6%
Applied Optoelectronics, Inc. (a)	21,473	1,808,671
Calix, Inc. (a)	25,427	1,316,356
		3,125,027
Construction & Engineering — 4.0%
Centuri Holdings, Inc. (a)	31,755	984,405
Dycom Industries, Inc. (a)	3,498	1,469,230
Legence Corp. - Class A (a)	17,567	1,019,764
		3,473,399
Consumer Finance — 1.3%
EZCORP, Inc. - Class A (a)	43,094	$1,143,284

Consumer Staples Distribution & Retail — 1.3%
Chefs’ Warehouse, Inc. (a)	16,218	1,157,803

Diversified Telecommunication Services — 1.8%
Lumen Technologies, Inc. (a)	143,271	1,018,657
Uniti Group, Inc. (a)	78,080	571,545
		1,590,202
Electronic Equipment, Instruments & Components — 1.9%
Itron, Inc. (a)	8,142	764,941
Ouster, Inc. (a)	47,063	891,844
		1,656,785
Energy Equipment & Services — 7.6%
National Energy Services Reunited Corp. (a)	36,473	913,649
Select Water Solutions, Inc.	123,344	1,686,112
Solaris Energy Infrastructure, Inc.	22,959	1,139,455
Transocean Ltd. (a)	209,287	1,356,180
Weatherford International PLC	14,786	1,559,332
		6,654,728
Financial Services — 1.2%
NCR Atleos Corp. (a)	22,726	1,006,307

Ground Transportation — 3.3%
Landstar System, Inc.	3,135	510,848
RXO, Inc. (a)	83,354	1,330,330
Werner Enterprises, Inc.	29,731	1,043,261
		2,884,439
Health Care Equipment & Supplies — 1.4%
Alphatec Holdings, Inc. (a)	87,668	1,194,038

Health Care Providers & Services — 2.2%
Billiontoone, Inc. (a)	8,858	676,131
RadNet, Inc. (a)	17,418	1,215,951
		1,892,082
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	9,992	986,710

Hotels, Restaurants & Leisure — 10.4%
Boyd Gaming Corp.	11,068	921,190
Caesars Entertainment, Inc. (a)	54,855	1,374,118
First Watch Restaurant Group, Inc. (a)	70,583	879,464
Life Time Group Holdings, Inc. (a)	36,430	983,610
Lindblad Expeditions Holdings, Inc. (a)	56,704	1,117,636

The accompanying notes are an integral part of the financial statements.
4

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	VALUE
Hotels, Restaurants & Leisure — 10.4% (continued)
Penn Entertainment, Inc. (a)	58,380	$913,063
Pursuit Attractions and Hospitality, Inc. (a)	24,438	849,465
Rush Street Interactive, Inc. (a)	50,594	999,231
United Parks & Resorts, Inc. (a)	30,915	1,075,533
		9,113,310
Machinery — 1.5%
Gates Industrial Corp. PLC (a)	48,878	1,347,566

Media — 5.2%
EW Scripps Co. - Class A (a)	261,680	1,085,972
Gray Media, Inc.	234,434	1,216,713
Nexstar Media Group, Inc.	5,830	1,463,447
Stagwell, Inc. (a)	153,820	741,412
		4,507,544
Metals & Mining — 3.2%
Constellium SE (a)	51,731	1,287,584
SSR Mining, Inc. (a)	46,494	1,496,642
		2,784,226
Oil, Gas & Consumable Fuels — 4.5%
California Resources Corp.	18,086	1,064,180
Gulfport Energy Corp. (a)	7,253	1,513,411
Northern Oil & Gas, Inc.	30,853	851,234
Sable Offshore Corp. (a)	62,990	519,668
		3,948,493
Personal Care Products — 1.0%
Herbalife Ltd. (a)	43,106	841,429

Pharmaceuticals — 5.6%
Amneal Pharmaceuticals, Inc. (a)	71,499	987,401
ANI Pharmaceuticals, Inc. (a)	12,745	941,855
Harrow, Inc. (a)	27,076	1,466,978
Ligand Pharmaceuticals, Inc. (a)	7,638	1,514,692
		4,910,926
Professional Services — 1.4%
Amentum Holdings, Inc. (a)	41,651	1,244,115

Real Estate Management & Development — 1.3%
Newmark Group, Inc. - Class A	75,675	1,098,801

Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc. - Class A (a)	21,016	1,170,171
Camtek Ltd. (a)	5,093	852,517
		2,022,688
Software — 2.6%
Agilysys, Inc. (a)	11,890	858,101
Opera Ltd. - ADR	35,729	573,093
Zeta Global Holdings Corp. - Class A (a)	51,626	875,061
		2,306,255
Specialty Retail — 1.8%
Camping World Holdings, Inc. - Class A	69,450	$577,824
RealReal, Inc. (a)	78,952	967,952
		1,545,776
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd. (a)	52,924	1,085,471

Trading Companies & Distributors — 1.0%
DNOW, Inc. (a)	71,957	847,654
TOTAL COMMON STOCKS (Cost $71,463,989)		86,313,160

RIGHTS — 0.0% (b)
Media — 0.0% (b)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(c)	222,015	2,220
TOTAL RIGHTS (Cost $210,953)		2,220

TOTAL INVESTMENTS — 98.9% (Cost $71,674,942)		86,315,380
Other Assets in Excess of Liabilities — 1.1%		941,933
TOTAL NET ASSETS — 100.0%		$87,257,313

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,220 or 0.0% of net assets as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
5

PENN CAPITAL FUNDS

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)

	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
ASSETS
Investments, at value	$17,466,653	$86,315,380
Cash and cash equivalents	652,812	1,444,435
Interest receivable	289,120	2,196
Receivable for investments sold	92,300	257,574
Receivable from Adviser	7,686	—
Receivable for fund shares sold	—	13,625
Dividends receivable	—	10,774
Dividend tax reclaims receivable	—	1,064
Prepaid expenses and other assets	9,548	38,548
Total assets	18,518,119	88,083,596

LIABILITIES
Payable for fund administration and accounting fees	17,892	19,494
Payable for capital shares redeemed	13,219	28,792
Payable for audit fees	10,782	9,072
Payable for legal fees	5,436	21,566
Payable for transfer agent fees and expenses	5,307	24,034
Payable for shareholder servicing fees	561	—
Interest payable	178	382
Payable for investments purchased	—	638,848
Payable to Adviser	—	72,690
Payable for expenses and other liabilities	7,145	11,405
Total liabilities	60,520	826,283
NET ASSETS	$18,457,599	$87,257,313

NET ASSETS CONSISTS OF:
Paid-in capital	$20,769,450	$72,223,020
Total distributable earnings/(accumulated losses)	(2,311,851)	15,034,293
Total net assets	$18,457,599	$87,257,313

Institutional Class
Net assets	$18,457,599	$87,257,313
Shares issued and outstanding (a)	1,920,408	4,904,450
Net asset value per share	$9.61	$17.79

COST:
Investments, at cost	$17,158,299	$71,674,942

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
6

PENN CAPITAL FUNDS

Statements of Operations

For the SIX MONTHS Ended FEBRUARY 28, 2026 (UNAUDITED)

	Penn Capital Short Duration High Income Fund	Penn Capital Special Situations Small Cap Equity Fund
INVESTMENT INCOME/(LOSS)
INCOME
Dividend income	$—	$273,298
Less: dividend withholding taxes	—	(1,760)
Less: issuance fees	—	(458)
Interest income	598,038	12,018
Total investment income	598,038	283,098

EXPENSES
Investment advisory fee	40,325	361,481
Fund administration and accounting fees	20,171	17,152
Audit fees	10,668	9,285
Legal fees	9,565	22,639
Federal and state registration fees	9,373	14,774
Shareholder service costs - Institutional Class	5,748	32,482
Transfer agent fees	5,122	26,007
Trustees’ fees	4,134	7,382
Compliance fees	3,646	14,693
Reports to shareholders	1,133	7,643
Custodian fees	681	3,528
Interest expense	—	1,261
Other expenses and fees	4,104	4,461
Total expenses	114,670	522,788
Expense reimbursement by Adviser	(66,278)	(106,775)
Net expenses	48,392	416,013
NET INVESTMENT INCOME/(LOSS)	549,646	(132,915)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	33,090	3,713,742
Net realized gain (loss)	33,090	3,713,742
Net change in unrealized appreciation (depreciation) on:
Investments	(40,223)	1,267,164
Net change in unrealized appreciation (depreciation)	(40,223)	1,267,164
Net realized and unrealized gain (loss)	(7,133)	4,980,906
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$542,513	$4,847,991

The accompanying notes are an integral part of the financial statements.
7

PENN CAPITAL FUNDS

Statements of Changes in Net Assets

	Penn Capital Short Duration High Income Fund		Penn Capital Special Situations Small Cap Equity Fund
	Six Months Ended February 28, 2026 (Unaudited)	Fiscal Year Ended August 31, 2025	Six Months Ended February 28, 2026 (Unaudited)	Fiscal Year Ended August 31, 2025
Operations
Net investment income (loss)	$549,646	$1,050,021	$(132,915)	$(35,203)
Net realized gain (loss)	33,090	71,070	3,713,742	3,574,160
Net change in unrealized appreciation (depreciation)	(40,223)	37,301	1,267,164	8,063,555
Net increase (decrease) in net assets from operations	542,513	1,158,392	4,847,991	11,602,512

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(552,937)	(1,043,930)	(5,434,099)	(834,417)
Total distributions to shareholders	(552,937)	(1,043,930)	(5,434,099)	(834,417)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	1,927,561	3,551,341	18,899,519	18,258,166
Shares issued from reinvestment of distributions - Institutional Class	547,210	1,038,022	5,418,366	832,652
Shares redeemed - Institutional Class	(1,841,454)	(3,469,229)	(6,650,131)	(9,152,124)
Net increase (decrease) in net assets from capital transactions	633,317	1,120,134	17,667,754	9,938,694

NET INCREASE (DECREASE) IN NET ASSETS	622,893	1,234,596	17,081,646	20,706,789

NET ASSETS:
Beginning of the period	17,834,706	16,600,110	70,175,667	49,468,878
End of the period	$18,457,599	$17,834,706	$87,257,313	$70,175,667

SHARES TRANSACTIONS
Shares sold - Institutional Class	200,467	372,790	1,071,256	1,176,721
Shares issued from reinvestment of distributions - Institutional Class	56,920	108,656	330,590	53,205
Shares redeemed - Institutional Class	(191,056)	(361,702)	(391,225)	(588,123)
Total increase (decrease) in shares outstanding	$66,331	$119,744	$1,010,621	$641,803

The accompanying notes are an integral part of the financial statements.
8

Penn Capital Short Duration High Income Fund

Financial Highlights

	Institutional Class
	Six Months Ended February 28, 2026 (Unaudited)	For the Year Ended August 31, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period Ended August 31, 2021(g)	For the Year Ended June 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$9.62	$9.57		$9.32	$9.15	$9.73	$9.74	$9.33

INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.61		0.56	0.41	0.29	0.05	0.36
Net realized and unrealized gain (loss) on investments (b)	—	0.05		0.27	0.17	(0.58)	(0.01)	0.41
Total from investment operations	0.29	0.66		0.83	0.58	(0.29)	0.04	0.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.61)		(0.58)	(0.41)	(0.29)	(0.05)	(0.36)
Total distributions	(0.30)	(0.61)		(0.58)	(0.41)	(0.29)	(0.05)	(0.36)

Net asset value, end of period	$9.61	$9.62		$9.57	$9.32	$9.15	$9.73	$9.74

TOTAL RETURN (d)	3.01%	7.10%		9.18%	6.50%	(3.05)%	0.41%	11.96%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,458	$17,835		$16,600	$31,389	$33,905	$43,871	$40,180
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.28%	1.36%		1.29%	1.22%	0.88%	0.99%	1.16%
After expense reimbursement/recoupment(e)	0.54%	0.54%		0.55%	0.54%	0.54%	0.54%	0.54%
Ratio of dividends, interest and borrowing expense to average net assets(e)	—	0.00	%(c)	—	—	—	—	—
Ratio of net investment income (loss) to average net assets (e)	6.13%	6.37%		5.90%	4.44%	3.02%	2.97%	3.77%
Portfolio turnover rate (d)(f)	28%	59%		42%	67%	54%	11%	104%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(g)	The Funds changed their fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.
9

Penn Capital Special Situations Small Cap Equity Fund

Financial Highlights

	Institutional Class
	Six Months Ended February 28, 2026 (Unaudited)		For the Year Ended August 31, 2025		For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Period Ended August 31, 2021(i)	For the Year Ended June 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$18.02		$15.21		$14.00	$13.64	$19.62	$19.79	$9.33

INVESTMENT OPERATIONS
Net investment income (loss)(a)	(0.03)		(0.01)		(0.02)	0.02	(0.05)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments (b)	1.03		3.07		1.30	0.57	(2.12)	(0.16)	10.47
Total from investment operations	1.00		3.06		1.28	0.59	(2.17)	(0.17)	10.46

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.25)		(0.04)	—	—	—	—
Net realized gains	(1.23)		—		—	—	—	—	—
Return of capital	—		—		(0.03)	(0.23)	(3.81)	—	—
Total distributions	(1.23)		(0.25)		(0.07)	(0.23)	(3.81)	—	—

Net asset value, end of period	$17.79		$18.02		$15.21	$14.00	$13.64	$19.62	$19.79

TOTAL RETURN (d)	6.12%		20.34%		9.16%	4.40%	(14.39)%	(0.86)%	112.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$87,257		$70,176		$49,469	$41,258	$16,616	$16,894	$16,923
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.37%		1.75%		1.59%	1.73%	1.58%	1.71%	2.97%
After expense reimbursement/recoupment(e)	1.09%		1.09	%(h)	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of dividends, interest and borrowing expense to average net assets (e)	0.00	%(f)	—		—	—	—	—	—
Ratio of net investment income (loss) to average net assets (e)	(0.35)%		(0.72)%		(0.61)%	(0.55)%	(0.83)%	(1.08)%	(1.90)%
Portfolio turnover rate (d)(g)	53%		91%		86%	69%	87%	11%	132%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(h)

Penn Capital did not receive any fees for its management of the Fund between November 30, 2024 and January 14, 2025, when shareholders of the Fund approved a new advisory agreement. This ratio does not include forfeiture of fees. See Note 3.

(i)	The Funds changed their fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.
10

PENN CAPITAL FUNDS

Notes to the Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING PRINCIPLES

The RBB Fund Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Currently, the Trust has sixteen active investment portfolios. This report covers two series, including: the Penn Capital Short Duration High Income Fund and the Penn Capital Special Situations Small Cap Equity Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.”

The Penn Capital Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Short Duration High Income Fund commenced operations on July 17, 2017.

The Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 17, 2015.

Each Fund’s investment objective is non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, LLC (the “Advisor” or “Penn Capital”) serves as the investment advisor to the Funds.

The Trust offers Institutional Class shares for the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Short Duration High Income Fund. Institutional Class shares do not have a front-end or back-end sales charge.

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

PORTFOLIO VALUATION — The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to the Advisor, as valuation designee (the “Valuation Designee”).

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each

11

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Valuation Designee may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Designee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to the Valuation Designee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

12

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of the end of the current fiscal period, in valuing each Fund’s investments:

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Corporate Bonds	$—	$17,466,653	$—	$17,466,653
Total Investments	$—	$17,466,653	$—	$17,466,653

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$86,313,160	$—	$—	$86,313,160
Rights	—	—	2,220	2,220
Total Investments	$86,313,160	$—	$2,220	$86,315,380

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds had no Level 3 transfers.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

EXPENSES — Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the funds (such as trustee or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Board deems fair or equitable.

USE OF ESTIMATES — The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS — Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Short Duration High Income Fund declares and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually, usually in December. The Penn Capital Special Situations Small Cap Equity Fund declares and distributes its net investment income, if any, annually and makes distributions of net realized capital gains, if any, at least annually, usually in December.

13

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

U.S. TAX STATUS — Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

INDEMNIFICATIONS — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

Penn Capital serves as the investment adviser to each Fund. Each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

FUND	ADVISORY FEES
Penn Capital Short Duration High Income Fund	0.45%
Penn Capital Special Situations Small Cap Equity Fund	0.95%

On July 3, 2024, SGAM Advisors LLC, a subsidiary of Seaport Global Holdings LLC (“Seaport”), acquired a controlling interest in Penn Capital. The Acquisition was deemed to result in a change of control of Penn Capital pursuant to the 1940 Act, and resulted in the automatic termination of the previously existing advisory agreement (the “Original Agreement”) between the Trust, on behalf of each of the Funds, and Penn Capital. To avoid disruption of the Funds’ investment management program, the Board approved an interim advisory agreement (the “Interim Advisory Agreement”) between the Trust and Penn Capital with respect to each Fund on April 24, 2024, which became effective on July 3, 2024. Effective November 7, 2024, shareholders of the Penn Capital Short Duration High Income Fund approved a new investment advisory agreement (the “New Advisory Agreement”). Effective November 30, 2024, the Trust entered into

14

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

an Amended Interim Advisory Agreement with Penn Capital with respect to the Penn Capital Special Situations Small Cap Equity Fund. Pursuant to the Amended Interim Advisory Agreement, Penn Capital did not receive any fees for its management of the Penn Capital Special Situations Small Cap Equity Fund between November 30, 2024 and until shareholders of the Fund approved the New Advisory Agreement on January 14, 2025. Fees forfeited for this period and reported on the statement of operations were $63,605.

With respect to the Penn Capital Special Situations Small Cap Equity Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through December 31, 2026.

FUND	INSTITUTIONAL CLASS
Penn Capital Short Duration High Income Fund	0.54%
Penn Capital Special Situations Small Cap Equity Fund	1.09%

Any waived or reimbursed expenses by the Advisor to the Funds (excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor), are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided such reimbursement does not cause the Funds’ ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

FISCAL PERIOD INCURRED	AMOUNT SUBJECT TO POTENTIAL RECOUPMENT	YEAR OF EXPIRATION
Penn Capital Short Duration High Income Fund
August 31, 2023	$203,627	2026
August 31, 2024	169,800	2027
August 31, 2025	135,135	2028
February 28, 2026	66,278	2029
Total	$574,840

FISCAL PERIOD INCURRED	AMOUNT SUBJECT TO POTENTIAL RECOUPMENT	YEAR OF EXPIRATION
Penn Capital Special Situations Small Cap Equity Fund
August 31, 2023	$119,334	2026
August 31, 2024	228,937	2027
August 31, 2025	336,148	2028
February 28, 2026	106,775	2029
Total	$791,194

15

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

DISTRIBUTION AGREEMENT

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the “Distributor”).

AGREEMENTS WITH THE ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (‘‘service fees’’) in an amount up to 0.15% of its average daily net assets. The amount actually incurred by the Institutional Class shares for the current fiscal period on an annualized basis was 0.06% for the Penn Capital Short Duration High Income Fund and 0.11% for the Penn Capital Special Situations Small Cap Equity Fund.

OTHER RELATED PARTY TRANSACTIONS

The Advisor and its affiliates have made investments in the Funds and accordingly, as shareholders of the Funds, pay a proportionate share of the Funds’ investment advisory fees and other expenses identified in the Funds’ Prospectus.

3. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital.

The following information is provided on a tax basis as of August 31, 2025:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	TOTAL DISTRIBUTABLE EARNINGS	OTHER ACCUMULATED LOSSES	TOTAL ACCUMULATED EARNINGS (LOSSES)
Penn Capital Short Duration High Income Fund	$16,678,720	$390,402	$(41,820)	$348,582	$12,230	$—	$12,230	$(2,662,239)	$(2,301,427)
Penn Capital Special Situations Small Cap Equity Fund	$56,394,800	$15,080,391	$(2,106,076)	$12,974,315	$—	$2,646,086	$2,646,086	$—	$15,620,401

16

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses. On the Statement of Assets and Liabilities, the following adjustments were made:

FUND	DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
Penn Capital Special Situations Small Cap Equity Fund	$90,769	$(90,769)

The Funds intend to utilize capital loss carryforwards to offset future realized gains. Capital loss carryforwards available for federal income tax purposes are as follows:

FUND	CAPITAL LOSS AVAILABLE THROUGH	SHORT-TERM CAPITAL LOSS AMOUNTS	LONG-TERM CAPITAL LOSS AMOUNTS
Penn Capital Short Duration High Income Fund	unlimited	$1,817,727	$844,054
Penn Capital Special Situations Small Cap Equity Fund	unlimited	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively. For the fiscal period ended August 31, 2025, there were no deferred Post October Losses to report.

The character of distributions for tax purposes paid during the fiscal period ended August 31, 2025 was as follows:

FUND	YEARS ENDED	ORDINARY INCOME DISTRIBUTIONS	LONG-TERM CAPITAL GAIN DISTRIBUTIONS
Penn Capital Short Duration High Income Fund	2025	$1,043,930	$—
Penn Capital Special Situations Small Cap Equity Fund	2025	834,253	164

4. TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant-Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Trust. They are compensated by the Trust for services provided. Certain employees of U.S. Bancorp Fund Services, LLC serve as officers of the Trust. They are not compensated by the Funds or the Trust. For Trustee and Officer compensation amounts, please refer to the Statement of Operations.

17

PENN CAPITAL FUNDS

Notes to the Financial Statements (continued)

FEBRUARY 28, 2026 (UNAUDITED)

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended February 28, 2026, were as follows:

	NON-U.S. GOVERNMENT		U.S. GOVERNMENT
FUND	PURCHASES	SALES	PURCHASES	SALES
Penn Capital Short Duration High Income Fund	$5,193,897	$4,770,299	$—	$—
Penn Capital Special Situations Small Cap Equity Fund	52,356,857	40,391,257	—	—

6. CREDIT RISK, LIBOR AND ASSET CONCENTRATION

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

A Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator announced that most LIBOR settings would no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings ceased publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

18

PENN CAPITAL FUNDS

Notes to the Financial Statements (concluded)

FEBRUARY 28, 2026 (UNAUDITED)

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

7. LINE OF CREDIT

The Funds have a $10,000,000 uncommitted, unsecured, umbrella 365-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of February 28, 2026 was 6.75%. During the current fiscal period, the Penn Capital Special Situations Fund did not use the credit line.

During the current fiscal period, line of credit activities were as follows:

FUND	AVERAGE BORROWINGS	AMOUNT OUTSTANDING AS OF FEBRUARY 28, 2026	INTEREST EXPENSE	MAXIMUM BORROWING	AVERAGE INTEREST RATE
Penn Capital Special Situations Small Cap Equity Fund	$27,862	$—	$946	$1,681,000	6.75%

8. UNFUNDED COMMITMENTS

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly funded. During the contractual period, the Funds are obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities. As of February 28, 2026, there were no unfunded commitments to report.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

19

PENN CAPITAL FUNDS

OTHER INFORMATION

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (844) 302-7366; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

20

Investment Advisor
Penn Capital Management Company, LLC
3025 JFK Blvd, Suite 270
Philadelphia, PA 19112

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUNDS’ INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

FINANCIAL STATEMENTS

February 28, 2026
(UNAUDITED)

Torray Equity Income Fund

Ticker: TORYX

A series of The RBB Fund Trust

Torray Equity Income Fund

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 85.9%
Consumer Staples — 4.9%
PepsiCo, Inc.	100,000	$16,974,000

Energy — 16.8%
Chevron Corp.	100,000	18,676,000
ONEOK, Inc.	200,000	16,554,000
Phillips 66	145,149	22,400,845
		57,630,845
Financials — 15.8%
Blackstone, Inc.	120,000	13,604,400
CNA Financial Corp.	350,000	16,807,000
JPMorgan Chase & Co.	35,865	10,770,260
Marsh & McLennan Cos., Inc.	70,000	13,071,800
		54,253,460
Health Care — 18.8%
AbbVie, Inc.	69,640	16,162,051
Amgen, Inc.	40,000	15,526,400
Pfizer, Inc.	600,000	16,590,000
Royalty Pharma PLC - Class A	350,000	16,173,500
		64,451,951
Industrials — 3.1%
Automatic Data Processing, Inc.	50,000	10,718,000

Information Technology — 13.5%
Broadcom, Inc.	47,500	15,178,625
Microsoft Corp.	25,000	9,818,500
Texas Instruments, Inc.	100,000	21,211,000
		46,208,125
Real Estate — 4.1%
Prologis, Inc.	100,000	14,257,000

Utilities — 8.9%
Constellation Energy Corp.	50,000	16,494,000
NextEra Energy, Inc.	150,000	14,065,500
		30,559,500
TOTAL COMMON STOCKS (Cost $221,194,111)		295,052,881

CONVERTIBLE PREFERRED STOCKS — 8.5%
Financials — 3.8%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028	325,000	12,899,250

Information Technology — 4.7%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027	275,000	16,225,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,791,395)		29,124,250
PREFERRED STOCKS — 4.3%
Financials — 4.3%
SLM Corp., Series B, 5.68% (3 mo. Term SOFR + 1.96%), Perpetual	200,000	$14,924,000
TOTAL PREFERRED STOCKS (Cost $15,000,398)		14,924,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.7%
Fidelity Government Portfolio - Institutional Class, 3.57% (a)	2,234,770	2,234,770
TOTAL MONEY MARKET FUNDS (Cost $2,234,770)		2,234,770

TOTAL INVESTMENTS — 99.4% (Cost $268,220,674)		341,335,901
Other Assets in Excess of Liabilities — 0.6%		2,072,967
TOTAL NET ASSETS — 100.0%		$343,408,868

Percentages are stated as a percent of net assets.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.
1

Torray Equity Income Fund

Statement of Assets and Liabilities

As of FEBRUARY 28, 2026 (UNAUDITED)

ASSETS:
Investments, at value	$341,335,901
Dividends receivable	2,386,925
Receivable for fund shares sold	80
Prepaid expenses and other assets	26,189
Total assets	343,749,095

LIABILITIES:
Payable to Adviser	217,887
Payable for transfer agent fees and expenses	50,240
Payable for fund administration and accounting fees	23,362
Payable for capital shares redeemed	19,478
Payable for printing and mailing	19,174
Payable for shareholder servicing fees	606
Payable for expenses and other liabilities	9,480
Total liabilities	340,227

NET ASSETS	$343,408,868

NET ASSETS CONSISTS OF:
Paid-in capital	$226,462,949
Total distributable earnings	116,945,919
Total net assets	$343,408,868

Net assets	$343,408,868
Shares issued and outstanding (a)	7,255,899
Net asset value per share	$47.33
COST:
Investments, at cost	$268,220,674

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
2

Torray Equity Income Fund

Statement of Operations

For the PERIOD ended FEBRUARY 28, 2026 (UNAUDITED)

INVESTMENT INCOME:
Dividend income	$6,655,142
Total investment income	6,655,142

EXPENSES:
Investment advisory fee	1,475,228
Transfer agent fees	56,236
Legal fees	30,709
Trustees’ fees	29,548
Fund administration and accounting fees	28,136
Reports to shareholders	25,668
Compliance fees	22,994
Shareholder service costs	14,989
Custodian fees	14,143
Federal and state registration fees	10,227
Audit fees	7,819
Other expenses and fees	6,028
Total expenses	1,721,725
Expense reimbursement by Adviser	(72,940)
Net expenses	1,648,785

NET INVESTMENT INCOME	5,006,357

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	26,477,228
In-kind redemptions	20,182,765
Net realized gain (loss)	46,659,993
Net change in unrealized appreciation (depreciation) on:
Investments	(34,994,034)
Net change in unrealized appreciation (depreciation)	(34,994,034)
Net realized and unrealized gain (loss)	11,665,959
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,672,316

The accompanying notes are an integral part of the financial statements.
3

Torray Equity Income Fund

Statements of Changes in Net Assets

	FOR THE PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2025
OPERATIONS:
Net investment income (loss)	$5,006,357	$5,390,055
Net realized gain (loss)	46,659,993	84,341,253
Net change in unrealized appreciation (depreciation)	(34,994,034)	(56,702,544)
Net increase (decrease) in net assets from operations	16,672,316	33,028,764

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(86,076,351)	(24,695,283)
Total distributions to shareholders	(86,076,351)	(24,695,283)

CAPITAL TRANSACTIONS:
Shares sold	33,071,266	1,390,419
Shares issued from reinvestment of distributions	78,444,730	22,461,469
Shares redeemed	(61,031,773)	(25,161,710)
Net increase (decrease) in net assets from capital transactions	50,484,223	(1,309,822)

NET INCREASE (DECREASE) IN NET ASSETS	(18,919,812)	7,023,659

NET ASSETS:
Beginning of the period	362,328,680	355,305,021
End of the period	$343,408,868	$362,328,680

SHARES TRANSACTIONS
Shares sold	677,224	25,151
Shares issued from reinvestment of distributions	1,700,462	406,563
Shares redeemed	(1,244,004)	(465,685)
Total increase (decrease) in shares outstanding	1,133,682	(33,971)

The accompanying notes are an integral part of the financial statements.
4

Torray Equity Income Fund

Financial Highlights

Contained below is per share operating performance data for the Fund outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Period Ended February 28, 2026 (UNAUDITED)	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period Ended August 31, 2023(e)		For the Year ended December 31, 2022(f)	For the Year ended December 31, 2021	For the Year ended December 31, 2020
PER SHARE DATA:
Net asset value, beginning of period	$59.18	$57.72	$49.33	$46.86		$52.24	$47.64	$50.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.74	0.87	0.55	0.43		0.60	0.59	0.63
Net realized and unrealized gain (loss) on investments (b)	1.59	4.62	11.03	2.38		(1.03)	9.65	(2.15)
Total from investment operations	2.33	5.49	11.58	2.81		(0.43)	10.24	(1.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.97)	(0.72)	(0.57)	(0.34)		(0.60)	(0.59)	(0.64)
Net realized gains	(13.21)	(3.31)	(2.62)	—		(4.35)	(5.05)	(0.90)
Total distributions	(14.18)	(4.03)	(3.19)	(0.34)		(4.95)	(5.64)	(1.54)
Net asset value, end of period	$47.33	$59.18	$57.72	$49.33		$46.86	$52.24	$47.64
TOTAL RETURN (c)	4.98%	10.08%	24.89%	6.03	%(c)	-0.98%	21.39%	-2.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$343,409	$362,329	$355,305	$318,781		$321,288	$380,868	$356,342
Ratio of expenses to average net assets:
Before expense reimbursement(d)	0.99%	0.96%	0.97%	0.96	%(d)	1.16%	1.16%	1.17%
After expense reimbursement(d)	0.95%	0.95%	0.95%	0.95	%(d)	1.06%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets (d)	2.88%	1.57%	1.05%	1.36	%(d)	1.18%	1.10%	1.46%
Portfolio turnover rate (c)	33%	57%	12%	9	%(c)	40%	36%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Effective August 31, 2023, the Fund changed its fiscal year end date to August 31st.
(f)

Prior to the close of business on December 9, 2022, the Fund was a series (the “Predecessor Fund”) of The Torray Fund, an open-end management investment company organized as a Massachusetts business trust. The Predecessor Fund was reorganized into the Fund following the close of business on December 9, 2022 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to December 9, 2022 included herein is that of the Predecessor Fund. See Note 1.

The accompanying notes are an integral part of the financial statements.
5

Torray Equity Income Fund

Notes to Financial Statements

As of FEBRUARY 28, 2026 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Torray Equity Income Fund (the “Fund”) is a separate diversified series of The RBB Fund Trust (“Trust”). The Trust was organized as a Delaware statutory trust on August 29, 2014 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust has sixteen active investment portfolios. The Fund commenced operations on December 31, 1990 as a separate series (the “Predecessor Fund”) of The Torray Fund, a Massachusetts business trust. Effective as of the close of business on December 9, 2022, the Predecessor Fund was reorganized into a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund, in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders, in complete liquidation and termination of the Predecessor Fund. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Fund on November 1, 2022. Unless otherwise indicated, references to the “Fund” in these Notes to Financial Statements refer to the Predecessor Fund and Fund. At the September 13, 2023 meeting of the Board of Trustees of the Trust (the “Board”), the Board approved a change in fiscal year end for the Fund from December 31st to August 31st effective August 31, 2023.

The Fund’s investment objective is to build investor wealth over time, with a particular focus on the level and growth of current income.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Fund is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund values its investments at fair value. The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Torray Investment Partners LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations, as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

6

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$295,052,881	$—	$—	$295,052,881
Convertible Preferred Stocks	29,124,250	—	—	29,124,250
Preferred Stocks	14,924,000	—	—	14,924,000
Money Market Funds	2,234,770	—	—	2,234,770
Total Investments	$341,335,901	$—	$—	$341,335,901

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series fund of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class,

7

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

SECTOR RISK AND GENERAL RISK — As of the current fiscal period, the Fund had a significant portion of its assets invested in the Financials sector. The Financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition and consumer confidence spending.

For purposes of financial statement reporting, 23.9% of portfolio holdings as of the current fiscal period were classified according to GICS® as belonging to the Financials sector.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) of the Fund is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

The Trust has an agreement (the “Advisory Agreement”) with the Adviser to furnish investment advisory services and to pay for certain operating expenses of the Fund. Pursuant to the Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fee and reimburse the Fund for its current operating expenses so as to limit the Fund’s current operating expenses (excluding certain items discussed below) to an annual rate, expressed as a percentage of the Fund’s average annual net assets, of 0.95% (the “Expense Cap”). For purposes of the Agreement, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, taxes, interest expense, dividends on securities

8

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

sold short and extraordinary expenses. This contractual limitation is in effect until December 31, 2026 and may not be terminated without the approval of the Board.

Under the Agreement, if at any time the Fund’s total annual Fund Operating Expenses (excluding acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund’s ordinary operating expenses to exceed (i) the expense limitations that were in effect at the time of the waiver or reimbursement and (ii) the current expense limit in effect at the time of the reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

	EXPIRATION AUGUST 31
FUND	2027	2028	2029	TOTAL
Torray Equity Income Fund	$77,599	$29,813	$72,940	$180,352

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3. TRUSTEE AND OFFICER COMPENSATION

The Trustees of the Trust receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Trust. Vigilant Compliance, LLC is compensated for services provided to the Trust. Employees of the Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Assistant Treasurer, Assistant Secretary and Director of Marketing & Business Development of the Trust. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Trust. They are not compensated by the Fund or the Trust. For Trustee and Officer compensation amounts, please refer to the Statements of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Fund was as follows:

FUND	PURCHASES	SALES
Torray Equity Income Fund	$112,356,662	$116,413,946

9

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Fund were as follows:

FUND	PURCHASES	SALES
Torray Equity Income Fund	$—	$22,506,846

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FUND	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION	COST
Torray Equity Income Fund	$109,601,784	$(3,412,250)	$106,189,534	$255,057,353

Net investment income and net realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares. On the Statement of Assets and Liabilities, the following adjustments were made:

FUND	DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
Torray Equity Income Fund	$(1,900,338)	$1,900,338

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

10

Torray Equity Income Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

As of FEBRUARY 28, 2026 (UNAUDITED)

The tax character of distributions paid during the years ended August 31, 2025 was as follows:

AUGUST 31, 2025
Distributions paid from:
Ordinary Income	$4,492,897
Long-Term Capital Gains	20,202,386
$24,695,283

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	TOTAL DISTRIBUTABLE EARNINGS/ (LOSSES)
Torray Equity Income Fund	$3,325,721	$76,834,699	$106,189,534	$186,349,954

As of August 31, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025, the Fund had no tax basis post October losses or qualified late-year losses.

6. REDEMPTIONS IN-KIND

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the semi-annual period ended February 28, 2026, the Fund had redemptions in-kind with total proceeds of $22,506,846. The net realized gains on these redemptions in-kind for the Fund amounted to $ 20,182,765, which are not realized for tax purposes. For the year ended August 31, 2025, the Fund had no redemptions in kind.

7. SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued, and has determined that the Fund paid the following distribution:

FUND	RECORD DATE	EX-DATE	PAY DATE	DISTRIBUTION RATE PER SHARE
Torray Equity Income Fund	March 27, 2026	March 30, 2026	March 31, 2026	$0.43

11

Torray Equity Income Fund

Other Information

As of FEBRUARY 28, 2026 (UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (800) 626-9769 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

12

Investment Adviser

Torray Investment Partners LLC
7501 Wisconsin Avenue, Suite 750 W
Bethesda, MD 20814

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. All indices are unmanaged groupings of stocks that are not available for investment.

The

TORRAY

Equity

Income

Fund

of The RBB Fund Trust

FINANCIAL STATEMENTS

FEBRUARY 28, 2026

funds.torray.com

(301) 493-4600
(800) 626-9769

TWEEDY, BROWNE INSIDER + VALUE ETF

(NYSE Arca, Inc.: COPY)

Tweedy, Browne International Insider + Value ETF

(NYSE Arca, Inc.: ICPY)

A Series of

THE RBB FUND TRUST

Financial Statements

February 28, 2026

(Unaudited)

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS

February 28, 2026 (Unaudited)

Sector Classification as of February 28, 2026	Value	% of Net Assets
Financials	$68,129,746	22.8%
Consumer Discretionary	48,731,771	16.3
Industrials	42,392,278	14.2
Energy	39,531,477	13.1
Materials	22,859,144	7.8
Health Care	17,682,466	6.0
Consumer Staples	17,463,172	5.9
Communication Services	16,308,313	5.5
Information Technology	12,006,973	4.0
Utilities	5,396,491	1.8
Other Assets in Excess of Liabilities	7,774,242	2.6
	$298,276,073	100.0%

The accompanying notes are an integral part of the financial statements.
1

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.7%
Australia — 0.8%
Magellan Financial Group Ltd.	222,039	$1,336,794
New Hope Corp. Ltd.	357,159	1,192,064
		2,528,858
Belgium — 1.5%
Colruyt Group N.V	33,086	1,340,939
Umicore SA	92,385	1,967,101
X-Fab Silicon Foundries SE (a)(b)	202,474	1,120,137
		4,428,177
Bermuda — 0.5%
Conduit Holdings Ltd.	235,268	1,377,626

Canada — 9.3%
Atco Ltd. - Class I	48,585	2,310,196
Bank of Nova Scotia	29,180	2,213,663
Cenovus Energy, Inc.	84,007	1,871,612
Mullen Group Ltd.	152,890	1,933,472
National Bank of Canada	19,046	2,658,104
Nutrien Ltd.	26,380	1,984,036
Paramount Resources Ltd. - Class A	59,154	1,170,894
Parex Resources, Inc.	87,970	1,376,254
Peyto Exploration & Development Corp.	162,089	3,140,656
Power Corp. of Canada	48,720	2,447,340
Stella-Jones, Inc.	29,519	2,025,786
Tourmaline Oil Corp.	25,892	1,215,589
Whitecap Resources, Inc.	194,356	1,940,639
Winpak Ltd.	44,890	1,585,573
		27,873,814
Denmark — 0.5%
Pandora AS	17,274	1,365,836

Finland — 0.5%
Kemira Oyj	59,357	1,437,793

France — 4.4%
Bouygues SA	38,739	2,411,375
Coface SA	92,550	1,712,532
Metropole Television SA	113,839	1,557,651
Pernod Ricard SA	17,604	1,627,878
Rubis SCA	8,011	346,827
Sodexo SA	23,808	1,305,303
Sopra Steria Group	6,338	982,554
Teleperformance SE	9,317	566,742
Television Francaise 1 SA	206,065	1,770,146
Verallia SA (b)	37,974	869,133
		13,150,141
Germany — 5.7%
Bayer AG	27,568	1,368,449
Brenntag SE	17,110	1,057,358
Daimler Truck Holding AG	29,713	1,510,735

	Shares	Value
Germany — 5.7% (continued)
Deutsche Lufthansa AG	142,744	$1,532,840
Deutsche Post AG	41,045	2,429,789
Douglas AG (a)	73,885	1,028,424
HUGO BOSS AG	37,776	1,668,498
Mercedes-Benz Group AG	19,078	1,330,011
Puma SE	49,274	1,383,359
SAF-Holland SE (a)	112,411	2,640,558
Stabilus SE	47,022	1,051,218
		17,001,239
Hong Kong — 0.7%
Prudential PLC	134,678	2,064,556

Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	162,978	1,802,969

Italy — 3.7%
BFF Bank SpA (a)(b)	136,470	610,181
Brembo NV	156,072	1,855,212
Buzzi SpA	25,220	1,459,602
MFE-MediaForEurope NV	290,492	1,372,982
Piaggio & C SpA	533,295	1,142,446
Pirelli & C SpA (b)	268,077	2,019,027
Sanlorenzo SpA	42,549	1,676,701
Zignago Vetro SpA	108,827	1,000,430
		11,136,581
Luxembourg — 0.9%
Befesa SA (b)	67,320	2,704,541

Netherlands — 0.5%
Fugro NV	109,514	1,391,069

Norway — 0.8%
DNB Bank ASA	76,021	2,410,560

Philippines — 0.4%
Semirara Mining & Power Corp.	2,653,800	1,288,588

Portugal — 0.5%
Altri SGPS SA	255,300	1,457,030

Singapore — 3.2%
First Resources Ltd.	1,098,900	2,058,972
Hafnia Ltd.	290,312	2,232,499
UMS Integration Ltd.	2,007,514	2,301,285
United Overseas Bank Ltd.	59,610	1,742,258
Wilmar International Ltd.	411,498	1,145,128
		9,480,142
South Korea — 8.5%
DB Insurance Co. Ltd.	21,464	2,732,053
Hana Financial Group, Inc.	28,085	2,378,000
Hyundai Glovis Co. Ltd.	18,214	3,665,591
Innocean Worldwide, Inc.	102,697	1,431,404

The accompanying notes are an integral part of the financial statements.
2

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS (Continued)

February 28, 2026 (Unaudited)

	Shares	Value
South Korea — 8.5% (continued)
KB Financial Group, Inc.	20,830	$2,302,378
KT Corp. - ADR (a)	128,407	3,056,087
KT Corp.	91	4,036
KT&G Corp.	17,894	2,028,857
LG Electronics, Inc.	10,876	1,101,587
LG H&H Co. Ltd.	3,368	625,135
LG Uplus Corp.	173,048	1,989,721
Samsung Electronics Co. Ltd.	26,597	4,002,955
		25,317,804
Spain — 5.4%
Acciona SA	9,394	2,739,468
Acerinox SA	131,735	2,106,054
Banco Santander SA	316,578	4,036,200
Bankinter SA	178,563	2,990,784
Gestamp Automocion SA (b)	583,412	2,203,194
Repsol SA	92,388	2,075,785
		16,151,485
Sweden — 5.3%
Betsson AB	121,577	1,260,535
Billerud Aktiebolag	162,579	1,486,652
Intrum AB (a)	177,667	765,569
Norion Bank AB (a)	342,292	2,172,596
Skandinaviska Enskilda Banken AB - Class A	108,260	2,312,079
SKF AB - Class B	61,767	1,776,188
Svenska Handelsbanken AB - Class A	151,666	2,429,317
Volvo AB - Class B	65,311	2,545,129
Volvo Car AB (a)	395,131	1,088,541
		15,836,606
United Kingdom — 15.2%
B&M European Value Retail SA (a)	662,365	1,704,941
Berkeley Group Holdings PLC	26,045	1,517,709
Breedon Group PLC	295,869	1,426,653
British American Tobacco PLC	42,439	2,653,760
Bunzl PLC	51,460	1,521,546
Burberry Group PLC (a)	195,666	3,066,716
CNH Industrial NV	131,427	1,616,552
Computacenter PLC	42,650	1,824,335
Domino’s Pizza Group PLC	586,351	1,586,719
GSK PLC	73,599	2,183,084
Hilton Food Group PLC	207,365	1,478,324
Howden Joinery Group PLC	139,825	1,827,827
IG Group Holdings PLC	145,406	2,549,401
Inchcape PLC	136,368	1,632,858
JD Sports Fashion PLC	658,361	727,362
JET2 PLC	108,515	1,836,783
Johnson Matthey PLC	82,837	2,246,109
OSB Group PLC	329,363	2,709,811
Pets at Home Group PLC	496,827	1,395,345
Shell PLC	43,415	1,798,256

	Shares	Value
United Kingdom — 15.2% (continued)
TORM PLC - Class A	71,529	$2,155,169
Vodafone Group PLC	1,690,436	2,608,452
Watches of Switzerland Group PLC (a)(b)	244,558	1,684,152
YouGov PLC	527,152	1,488,327
		45,240,191
United States — 27.8% (c)
Advance Auto Parts, Inc.	24,171	1,285,172
AGCO Corp.	16,287	2,223,176
Alliance Resource Partners LP	72,382	1,917,399
Allison Transmission Holdings, Inc.	15,796	1,979,239
Ally Financial, Inc.	33,512	1,321,713
AMN Healthcare Services, Inc. (a)	27,963	544,719
Arrow Electronics, Inc. (a)	11,670	1,775,707
AutoNation, Inc. (a)	9,395	1,833,528
Beazer Homes USA, Inc. (a)	50,523	1,292,378
Black Stone Minerals LP	77,364	1,168,196
Bread Financial Holdings, Inc.	31,262	2,215,225
Bristol-Myers Squibb Co.	26,158	1,631,474
Centene Corp. (a)	18,955	850,700
Cigna Group	5,375	1,557,782
Cleveland-Cliffs, Inc. (a)	94,662	1,009,097
ConocoPhillips	13,994	1,587,759
Crocs, Inc. (a)	14,015	1,271,301
CVS Health Corp.	19,132	1,528,647
Devon Energy Corp.	25,622	1,115,326
Dorian LPG Ltd.	35,480	1,312,405
Elevance Health, Inc.	4,796	1,534,720
Embecta Corp.	75,356	773,153
First Interstate BancSystem, Inc. - Class A	49,370	1,708,696
Fiserv, Inc. (a)	22,932	1,428,434
FMC Corp.	30,551	450,322
G-III Apparel Group Ltd.	60,453	1,849,257
GQG Partners, Inc.	1,012,752	1,322,526
HCI Group, Inc.	16,879	2,977,793
Heartland Express, Inc.	126,656	1,397,016
Helmerich & Payne, Inc.	48,214	1,698,097
HF Sinclair Corp.	29,714	1,485,997
Ionis Pharmaceuticals, Inc. (a)	33,941	2,754,312
Lamb Weston Holdings, Inc.	25,960	1,251,012
LKQ Corp.	42,646	1,412,009
Malibu Boats, Inc. - Class A (a)	43,204	1,255,508
Matador Resources Co.	28,286	1,453,900
Molson Coors Beverage Co. - Class B	31,750	1,555,433
Noble Corp. PLC	54,434	2,472,937
Orion SA	61,120	347,773
PNC Financial Services Group, Inc.	9,415	1,999,275
Resideo Technologies, Inc. (a)	73,628	2,849,404

The accompanying notes are an integral part of the financial statements.
3

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule OF INVESTMENTS (Concluded)

February 28, 2026 (Unaudited)

	Shares	Value
United States — 27.8% (c) (continued)
Simmons First National Corp. - Class A	77,193	$1,536,913
Sirius XM Holdings, Inc.	46,881	1,029,507
StoneX Group, Inc. (a)	36,023	4,592,933
Tidewater, Inc. (a)	25,919	2,058,487
Tyson Foods, Inc. - Class A	26,123	1,697,734
United Parcel Service, Inc. - Class B	15,515	1,799,119
UnitedHealth Group, Inc.	3,667	1,075,421
Vertex Pharmaceuticals, Inc. (a)	3,784	1,880,005
Western Union Co.	173,459	1,670,410
Zions Bancorp NA	37,877	2,169,595
		82,908,641
TOTAL COMMON STOCKS (Cost $254,798,388)		288,354,247

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Dr Ing hc F Porsche AG	14,958	731,542
Volkswagen AG	11,842	1,416,042
TOTAL PREFERRED STOCKS (Cost $2,104,871)		2,147,584

TOTAL INVESTMENTS — 97.4% (Cost $256,903,259)		290,501,831
Other Assets in Excess of Liabilities — 2.6%		7,774,242
TOTAL NET ASSETS — 100.0%		$298,276,073

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $11,941,907 or 4.0% of the Fund’s net assets.

(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

The accompanying notes are an integral part of the financial statements.
4

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Forward currency contracts outstanding as of February 28, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	05/29/2026	HUF	6,663,474	USD	20,571	$215
Northern Trust Securities, Inc.	04/30/2026	USD	13,614,318	GBP	10,035,924	86,529
Northern Trust Securities, Inc.	05/29/2026	USD	13,552,093	GBP	10,035,924	22,900
Northern Trust Securities, Inc.	04/30/2026	USD	5,156,268	SEK	46,216,521	19,505
Northern Trust Securities, Inc.	03/31/2026	AUD	436,938	USD	311,702	(798)
Northern Trust Securities, Inc.	04/30/2026	AUD	436,938	USD	311,643	(794)
Northern Trust Securities, Inc.	03/31/2026	CAD	1,989,161	USD	1,468,759	(8,441)
Northern Trust Securities, Inc.	04/30/2026	CAD	1,989,161	USD	1,470,592	(8,325)
Northern Trust Securities, Inc.	03/31/2026	DKK	4,396,666	USD	703,113	(6,386)
Northern Trust Securities, Inc.	04/30/2026	DKK	4,396,666	USD	704,275	(6,464)
Northern Trust Securities, Inc.	03/31/2026	HUF	225,909,327	USD	712,216	(5,408)
Northern Trust Securities, Inc.	04/30/2026	HUF	225,909,327	USD	710,862	(5,081)
Northern Trust Securities, Inc.	03/31/2026	USD	1,120,909	AUD	1,654,990	(56,701)
Northern Trust Securities, Inc.	04/30/2026	USD	1,144,888	AUD	1,654,990	(32,513)
Northern Trust Securities, Inc.	05/29/2026	USD	862,376	AUD	1,218,051	(3,868)
Northern Trust Securities, Inc.	03/31/2026	USD	10,332,217	CAD	14,183,672	(80,549)
Northern Trust Securities, Inc.	04/30/2026	USD	10,368,131	CAD	14,183,672	(58,532)
Northern Trust Securities, Inc.	05/29/2026	USD	8,949,021	CAD	12,194,511	(25,738)
Northern Trust Securities, Inc.	03/31/2026	USD	1,176,082	DKK	7,446,101	(3,879)
Northern Trust Securities, Inc.	04/30/2026	USD	1,179,104	DKK	7,446,101	(2,695)
Northern Trust Securities, Inc.	05/29/2026	USD	484,015	DKK	3,049,435	(761)
Northern Trust Securities, Inc.	03/31/2026	USD	22,576,451	EUR	19,150,911	(92,358)
Northern Trust Securities, Inc.	04/30/2026	USD	22,613,650	EUR	19,150,911	(84,229)
Northern Trust Securities, Inc.	05/29/2026	USD	22,669,412	EUR	19,150,911	(59,154)
Northern Trust Securities, Inc.	03/31/2026	USD	13,487,907	GBP	10,035,924	(38,339)
Northern Trust Securities, Inc.	03/31/2026	USD	1,255,917	HUF	413,105,530	(36,576)
Northern Trust Securities, Inc.	04/30/2026	USD	1,263,550	HUF	413,105,530	(27,065)
Northern Trust Securities, Inc.	05/29/2026	USD	598,235	HUF	193,859,676	(6,492)
Northern Trust Securities, Inc.	03/31/2026	USD	738,434	NOK	7,320,773	(31,350)
Northern Trust Securities, Inc.	04/30/2026	USD	750,361	NOK	7,320,773	(19,268)
Northern Trust Securities, Inc.	05/29/2026	USD	768,661	NOK	7,320,773	(749)
Northern Trust Securities, Inc.	03/31/2026	USD	5,050,048	SEK	46,216,521	(79,375)
Northern Trust Securities, Inc.	05/29/2026	USD	5,133,457	SEK	46,216,521	(11,147)
Northern Trust Securities, Inc.	03/31/2026	USD	2,277,181	SGD	2,906,056	(26,138)
Northern Trust Securities, Inc.	04/30/2026	USD	2,294,676	SGD	2,906,056	(13,164)
Northern Trust Securities, Inc.	05/29/2026	USD	2,308,434	SGD	2,906,056	(3,994)
Northern Trust Securities, Inc.	03/31/2026	USD	1,280,500	ZAR	21,545,057	(68,993)
Northern Trust Securities, Inc.	04/30/2026	USD	1,325,280	ZAR	21,545,057	(21,612)
Northern Trust Securities, Inc.	03/31/2026	ZAR	21,545,057	USD	1,351,738	(2,246)
Northern Trust Securities, Inc.	04/30/2026	ZAR	21,545,057	USD	1,348,870	(1,977)
Net Unrealized Appreciation (Depreciation)						$(802,010)

The accompanying notes are an integral part of the financial statements.
5

TWEEDY, BROWNE INSIDER + VALUE ETF

Schedule of Investments (Concluded)

February 28, 2026 (Unaudited)

AUD -	Australian Dollars
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro
GBP -	British Pound
HUF -	Hungarian Forint
NOK -	Norwegian Krone
SEK -	Swedish Krona
SGD -	Singapore Dollar
USD -	United States Dollar
ZAR -	South African Rand

The accompanying notes are an integral part of the financial statements.
6

Tweedy, Browne International Insider + Value ETF

Schedule OF INVESTMENTS

February 28, 2026 (Unaudited)

Sector Classification as of February 28, 2026	Value	% of Net Assets
Financials	$8,876,231	20.9%
Consumer Discretionary	7,632,376	17.7
Industrials	6,368,164	15.2
Energy	4,550,576	10.8
Materials	4,143,220	9.8
Communication Services	3,054,994	7.1
Consumer Staples	2,564,211	6.0
Information Technology	1,997,282	4.7
Utilities	986,015	2.3
Health Care	700,916	1.6
Other Assets in Excess of Liabilities	1,670,173	3.9
	$42,544,158	100.0%

The accompanying notes are an integral part of the financial statements.
7

Tweedy, Browne International Insider + Value ETF

Schedule OF INVESTMENTS

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.1%
Australia — 1.2%
Magellan Financial Group Ltd.	43,697	$263,079
New Hope Corp. Ltd.	70,310	234,669
		497,748
Belgium — 2.1%
Colruyt Group N.V	6,466	262,060
Umicore SA	18,463	393,122
X-Fab Silicon Foundries SE (a)(b)	40,215	222,479
		877,661
Bermuda — 0.6%
Conduit Holdings Ltd.	45,496	266,404

Canada — 12.8%
Atco Ltd. - Class I	9,593	456,143
Bank of Nova Scotia	5,726	434,388
Cenovus Energy, Inc.	16,383	365,001
Mullen Group Ltd.	30,289	383,040
National Bank of Canada	3,687	514,566
Nutrien Ltd.	5,086	382,517
Paramount Resources Ltd. - Class A	11,735	232,283
Parex Resources, Inc.	17,414	272,435
Peyto Exploration & Development Corp.	32,037	620,753
Power Corp. of Canada	9,608	482,636
Stella-Jones, Inc.	5,734	393,504
Tourmaline Oil Corp.	5,066	237,841
Whitecap Resources, Inc.	38,111	380,537
Winpak Ltd.	8,917	314,960
		5,470,604
Denmark — 0.7%
Pandora AS	3,777	298,643

Finland — 0.7%
Kemira Oyj	11,730	284,133

France — 5.9%
Bouygues SA	7,568	471,083
Coface SA	18,469	341,748
Metropole Television SA	22,428	306,881
Pernod Ricard SA	3,448	318,843
Sodexo SA	4,685	256,861
Sopra Steria Group	1,149	178,125
Teleperformance SE	1,813	110,283
Television Francaise 1 SA	40,963	351,882
Verallia SA (b)	7,460	170,741
		2,506,447
Germany — 7.9%
Bayer AG	5,399	268,001
Brenntag SE	3,443	212,769
Daimler Truck Holding AG	5,754	292,558
Deutsche Lufthansa AG	28,160	302,393

	Shares	Value
Germany — 7.9% (continued)
Deutsche Post AG	8,211	$486,076
Douglas AG (a)	14,307	199,143
HUGO BOSS AG	7,524	332,322
Mercedes-Benz Group AG	3,636	253,481
Puma SE	9,645	270,782
SAF-Holland SE (a)	22,483	528,130
Stabilus SE	9,020	201,650
		3,347,305
Hong Kong — 1.0%
Prudential PLC	26,670	408,840

Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	30,601	338,528

Italy — 5.2%
BFF Bank SpA (a)(b)	27,079	121,075
Brembo NV	31,301	372,072
Buzzi SpA	4,997	289,200
MFE-MediaForEurope NV	57,566	272,080
Piaggio & C SpA	105,195	225,353
Pirelli & C SpA (b)	52,634	396,414
Sanlorenzo SpA	8,529	336,097
Zignago Vetro SpA	21,409	196,810
		2,209,101
Luxembourg — 1.2%
Befesa SA (b)	13,243	532,030

Netherlands — 0.6%
Fugro NV	21,659	275,117

Norway — 1.1%
DNB Bank ASA	14,951	474,083

Philippines — 0.6%
Semirara Mining & Power Corp.	496,000	240,839

Portugal — 0.7%
Altri SGPS SA	50,483	288,113

Singapore — 4.4%
First Resources Ltd.	215,923	404,567
Hafnia Ltd.	56,888	437,469
UMS Integration Ltd.	396,183	454,159
United Overseas Bank Ltd.	11,793	344,681
Wilmar International Ltd.	81,007	225,429
		1,866,305
South Korea — 11.6%
DB Insurance Co. Ltd.	4,158	529,253
Hana Financial Group, Inc.	5,466	462,815
Hyundai Glovis Co. Ltd.	3,514	707,197
Innocean Worldwide, Inc.	19,989	278,609
KB Financial Group, Inc.	4,133	456,828

The accompanying notes are an integral part of the financial statements.
8

Tweedy, Browne International Insider + Value ETF

Schedule OF INVESTMENTS (CONCLUDED)

February 28, 2026 (Unaudited)

	Shares	Value
South Korea — 11.6% (continued)
KT Corp. - ADR (a)	25,329	$602,830
KT&G Corp.	3,442	390,261
LG Electronics, Inc.	2,129	215,638
LG H&H Co. Ltd.	695	128,999
LG Uplus Corp.	34,839	400,582
Samsung Electronics Co. Ltd.	5,165	777,353
		4,950,365
Spain — 7.4%
Acciona SA	1,817	529,872
Acerinox SA	25,613	409,476
Banco Santander SA	62,191	792,902
Bankinter SA	35,152	588,767
Gestamp Automocion SA (b)	115,074	434,565
Repsol SA	18,502	415,705
		3,171,287
Sweden — 7.4%
Betsson AB	26,317	272,860
Billerud Aktiebolag	32,090	293,437
Intrum AB (a)	34,877	150,285
Norion Bank AB (a)	67,458	428,170
Skandinaviska Enskilda Banken AB - Class A	21,031	449,153
SKF AB - Class B	12,168	349,906
Svenska Handelsbanken AB - Class A	29,893	478,812
Volvo AB - Class B	12,848	500,679
Volvo Car AB (a)	78,580	216,479
		3,139,781
United Kingdom — 21.2%
B&M European Value Retail SA (a)	131,390	338,200
Berkeley Group Holdings PLC	5,044	293,927
Breedon Group PLC	58,693	283,012
British American Tobacco PLC	8,229	514,569
Bunzl PLC	11,008	325,479
Burberry Group PLC (a)	38,446	602,573
CNH Industrial NV	27,338	336,257
Computacenter PLC	8,537	365,166
Domino’s Pizza Group PLC	114,458	309,734
GSK PLC	14,595	432,915
Hilton Food Group PLC	44,814	319,483
Howden Joinery Group PLC	27,790	363,278
IG Group Holdings PLC	28,549	500,549
Inchcape PLC	26,691	319,596
JD Sports Fashion PLC	129,979	143,602
JET2 PLC	21,746	368,084
Johnson Matthey PLC	16,382	444,195
OSB Group PLC	65,328	537,482
Pets at Home Group PLC	98,071	275,434
Shell PLC	8,542	353,811
TORM PLC - Class A	13,963	420,705
Vodafone Group PLC	333,754	515,004

	Shares	Value
United Kingdom — 21.2% (continued)
Watches of Switzerland Group PLC (a)(b)	48,356	$333,004
YouGov PLC	115,865	327,126
		9,023,185
TOTAL COMMON STOCKS (Cost $38,626,730)		40,466,519

PREFERRED STOCKS — 1.0%
Germany — 1.0%
Dr Ing hc F Porsche AG	2,862	139,970
Volkswagen AG	2,237	267,496
TOTAL PREFERRED STOCKS (Cost $409,028)		407,466

TOTAL INVESTMENTS — 96.1% (Cost $39,035,758)		40,873,985
Other Assets in Excess of Liabilities — 3.9%		1,670,173
TOTAL NET ASSETS — 100.0%		$42,544,158

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,350,278 or 5.5% of the Fund’s net assets.

The accompanying notes are an integral part of the financial statements.
9

Tweedy, Browne International Insider + Value ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Forward currency contracts outstanding as of February 28, 2026 were as follows:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Northern Trust Securities, Inc.	04/30/2026	USD	109,382	CAD	147,765	$758
Northern Trust Securities, Inc.	04/30/2026	USD	5,772	DKK	35,903	74
Northern Trust Securities, Inc.	03/31/2026	USD	3,675,517	EUR	3,104,549	683
Northern Trust Securities, Inc.	04/30/2026	USD	197,084	EUR	164,324	2,325
Northern Trust Securities, Inc.	04/30/2026	USD	3,485,149	EUR	2,940,224	362
Northern Trust Securities, Inc.	03/31/2026	USD	2,569,597	GBP	1,899,537	9,435
Northern Trust Securities, Inc.	04/30/2026	USD	101,228	GBP	73,429	2,249
Northern Trust Securities, Inc.	04/30/2026	USD	2,477,803	GBP	1,826,107	16,327
Northern Trust Securities, Inc.	05/29/2026	USD	2,563,979	GBP	1,899,537	3,258
Northern Trust Securities, Inc.	04/30/2026	USD	46,731	SEK	411,944	945
Northern Trust Securities, Inc.	04/30/2026	USD	800,904	SEK	7,162,768	4,794
Northern Trust Securities, Inc.	04/30/2026	USD	19,697	SGD	24,740	50
Northern Trust Securities, Inc.	03/31/2026	DKK	354,902	USD	56,756	(516)
Northern Trust Securities, Inc.	04/30/2026	DKK	354,902	USD	56,850	(522)
Northern Trust Securities, Inc.	03/31/2026	HUF	14,542,426	USD	45,872	(372)
Northern Trust Securities, Inc.	04/30/2026	HUF	14,542,426	USD	45,784	(351)
Northern Trust Securities, Inc.	03/31/2026	USD	140,326	AUD	201,867	(3,313)
Northern Trust Securities, Inc.	04/30/2026	USD	141,590	AUD	201,867	(2,024)
Northern Trust Securities, Inc.	05/29/2026	USD	143,022	AUD	201,867	(540)
Northern Trust Securities, Inc.	03/31/2026	USD	1,556,739	CAD	2,126,592	(4,471)
Northern Trust Securities, Inc.	04/30/2026	USD	1,450,695	CAD	1,978,827	(3,975)
Northern Trust Securities, Inc.	05/29/2026	USD	1,561,298	CAD	2,126,592	(3,804)
Northern Trust Securities, Inc.	03/31/2026	USD	138,065	DKK	872,871	(257)
Northern Trust Securities, Inc.	04/30/2026	USD	132,569	DKK	836,969	(269)
Northern Trust Securities, Inc.	05/29/2026	USD	82,214	DKK	517,970	(129)
Northern Trust Securities, Inc.	05/29/2026	USD	3,674,462	EUR	3,104,549	(10,059)
Northern Trust Securities, Inc.	03/31/2026	USD	139,252	HUF	45,427,091	(2,877)
Northern Trust Securities, Inc.	04/30/2026	USD	139,869	HUF	45,427,091	(2,053)
Northern Trust Securities, Inc.	05/29/2026	USD	95,447	HUF	30,884,666	(895)
Northern Trust Securities, Inc.	03/31/2026	USD	124,856	NOK	1,212,124	(2,600)
Northern Trust Securities, Inc.	04/30/2026	USD	125,780	NOK	1,212,124	(1,650)
Northern Trust Securities, Inc.	05/29/2026	USD	127,193	NOK	1,212,124	(201)
Northern Trust Securities, Inc.	03/31/2026	USD	838,764	SEK	7,574,712	(1,929)
Northern Trust Securities, Inc.	05/29/2026	USD	841,485	SEK	7,574,712	(1,696)
Northern Trust Securities, Inc.	03/31/2026	USD	371,949	SGD	471,683	(1,904)
Northern Trust Securities, Inc.	04/30/2026	USD	353,962	SGD	446,944	(977)
Northern Trust Securities, Inc.	05/29/2026	USD	374,762	SGD	471,683	(569)
Northern Trust Securities, Inc.	03/31/2026	USD	108,335	ZAR	1,807,113	(4,855)
Northern Trust Securities, Inc.	04/30/2026	USD	111,398	ZAR	1,807,113	(1,574)
Northern Trust Securities, Inc.	03/31/2026	ZAR	1,807,113	USD	113,378	(188)
Northern Trust Securities, Inc.	04/30/2026	ZAR	1,807,113	USD	113,138	(166)
Net Unrealized Appreciation (Depreciation)						$(13,476)

The accompanying notes are an integral part of the financial statements.
10

Tweedy, Browne International Insider + Value ETF

Schedule of Investments (Concluded)

February 28, 2026 (Unaudited)

AUD -	Australian Dollars
CAD -	Canadian Dollar
DKK -	Danish Krone
EUR -	Euro
GBP -	British Pound
HUF -	Hungarian Forint
NOK -	Norwegian Krone
SEK -	Swedish Krona
SGD -	Singapore Dollar
USD -	United States Dollar
ZAR -	South African Rand

The accompanying notes are an integral part of the financial statements.
11

TWEEDY, BROWNE ETFs

STATEMENTS of Assets and Liabilities

February 28, 2026 (Unaudited)

	TWEEDY, BROWNE INSIDER + VALUE ETF	TWEEDY, BROWNE INTERNATIONAL INSIDER + VALUE ETF
ASSETS:
Investments, at value	$290,501,831	$40,873,985
Cash and cash equivalents	8,306,643	1,421,024
Dividends receivable	332,300	34,859
Receivable for open forward currency contracts	129,149	40,378
Dividend tax reclaims receivable	71,856	1,377
Interest receivable	28,742	3,963
Foreign currency, at value	4,685	21,438
Receivable for transaction fee	1,833	1,691
Receivable for fund shares sold	—	5,992,600
Total assets	299,377,039	48,391,315

LIABILITIES:
Payable for open forward currency contracts	931,159	53,854
Payable to Adviser	169,807	15,604
Payable for investments purchased	—	5,777,699
Total liabilities	1,100,966	5,847,157
NET ASSETS	$298,276,073	$42,544,158

NET ASSETS CONSISTS OF:
Paid-in capital	$252,388,516	$40,077,587
Total distributable earnings	45,887,557	2,466,571
Total net assets	$298,276,073	$42,544,158

Net assets	$298,276,073	$42,544,158
Shares issued and outstanding (a)	20,810,000	3,550,000
Net asset value per share	$14.33	$11.98

COST:
Investments, at cost	$256,903,259	$39,035,758
Foreign currency, at cost	$4,690	$21,449

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.
12

TWEEDY, BROWNE ETFs

StatementS of Operations

FOR THE Period ENDED February 28, 2026 (Unaudited)

	TWEEDY, BROWNE INSIDER + VALUE ETF	TWEEDY, BROWNE INTERNATIONAL INSIDER + VALUE ETF(a)
INVESTMENT INCOME:
Dividend income	$1,941,869	$90,051
Less: issuance fees	(531)	—
Less: dividend withholding taxes	(149,514)	(11,743)
Interest income	58,358	5,741
Total investment income	1,850,182	84,049

EXPENSES:
Investment advisory fee	773,703	37,581
Total expenses	773,703	37,581
NET INVESTMENT INCOME	1,076,479	46,468

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	392,799	55,195
In-kind redemptions	13,393,279	591,226
Forward currency contracts	(806,131)	(25,230)
Foreign currency translation	(39,142)	(1,465)
Net realized gain (loss)	12,940,805	619,726
Net change in unrealized appreciation (depreciation) on:
Investments	24,189,030	1,838,227
Forward currency contracts	(802,010)	(13,476)
Foreign currency translation	405	(34)
Net change in unrealized appreciation (depreciation)	23,387,425	1,824,717
Net realized and unrealized gain (loss)	36,328,230	2,444,443
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,404,709	$2,490,911

(a)	Inception date of the Fund was September 9, 2025.

The accompanying notes are an integral part of the financial statements.
13

TWEEDY, BROWNE INSIDER + VALUE ETF

Statements of Changes in Net Assets

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	PERIOD ENDED AUGUST 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$1,076,479	$970,024
Net realized gain (loss)	12,940,805	(18,833)
Net change in unrealized appreciation (depreciation)	23,387,425	9,411,562
Net increase (decrease) in net assets from operations	37,404,709	10,362,753

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,853,654)	—
Total distributions to shareholders	(1,853,654)	—

CAPITAL TRANSACTIONS:
Shares sold	160,424,985	134,132,383
Shares redeemed	(42,032,660)	(314,964)
ETF transaction fees	128,239	24,282
Net increase (decrease) in net assets from capital transactions	118,520,564	133,841,701

NET INCREASE (DECREASE) IN NET ASSETS	154,071,619	144,204,454

NET ASSETS:
Beginning of the period	144,204,454	—
End of the period	$298,276,073	$144,204,454

SHARES TRANSACTIONS
Shares sold	12,040,000	11,850,000
Shares redeemed	(3,050,000)	(30,000)
Total increase (decrease) in shares outstanding	8,990,000	11,820,000

(a)	Inception date of the Fund was December 26, 2024.

The accompanying notes are an integral part of the financial statements.
14

Tweedy, Browne International Insider + Value ETF

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)(a)
OPERATIONS:
Net investment income (loss)	$46,468
Net realized gain (loss)	619,726
Net change in unrealized appreciation (depreciation)	1,824,717
Net increase (decrease) in net assets from operations	2,490,911

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(24,340)
Total distributions to shareholders	(24,340)

CAPITAL TRANSACTIONS:
Shares sold	43,048,353
Shares redeemed	(2,989,272)
ETF transaction fees	18,506
Net increase (decrease) in net assets from capital transactions	40,077,587

NET INCREASE (DECREASE) IN NET ASSETS	42,544,158

NET ASSETS:
Beginning of the period	—
End of the period	$42,544,158

SHARES TRANSACTIONS
Shares sold	3,810,000
Shares redeemed	(260,000)
Total increase (decrease) in shares outstanding	3,550,000

(a)	Inception date of the Fund was September 9, 2025.

The accompanying notes are an integral part of the financial statements.
15

TWEEDY, BROWNE INSIDER + VALUE ETF

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)	PERIOD ENDED AUGUST 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.20	$10.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.24
Net realized and unrealized gain (loss) on investments(c)	2.17	1.95
Total from investment operations	2.24	2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	—
Total distributions	(0.12)	—

ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$14.33	$12.20

TOTAL RETURN(d)	18.60%	22.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$298,276	$144,204
Ratio of expenses to average net assets(e)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets(e)	1.11%	3.16%
Portfolio turnover rate(d)(f)	13%	7%

(a)	Inception date of the Fund was December 26, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
16

Tweedy, Browne International Insider + Value ETF

Financial Highlights

Contained below is per share operating performance data for institutional class shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain (loss) on investments(c)	1.94
Total from investment operations	1.99

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)
Total distributions	(0.03)

ETF transaction fees per share	0.02
Net asset value, end of period	$11.98

TOTAL RETURN(d)	20.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,544
Ratio of expenses to average net assets(e)	0.80%
Ratio of net investment income (loss) to average net assets(e)	0.97%
Portfolio turnover rate(d)(f)	15%

(a)	Inception date of the Fund was September 9, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.
17

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (Unaudited)

1. Organization And Significant Accounting Policies

The RBB Fund Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen separate investment portfolios, including the Tweedy, Browne Insider + Value ETF and the Tweedy, Browne International Insider + Value ETF (each, a “Fund” and together, the “Funds”), which commenced investment operations on December 26, 2024 and September 9, 2025, respectively.

The investment objective of the Tweedy, Browne Insider + Value ETF is long-term capital growth.

The investment objective of the Tweedy, Browne International Insider + Value ETF is long-term capital growth.

The Funds are an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund values its investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Tweedy, Browne Company LLC (the “Adviser”), the Funds’ investment adviser, as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

18

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2026 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

TWEEDY, BROWNE INSIDER + VALUE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$288,354,247	$—	$—	$288,354,247
Preferred Stocks	2,147,584	—	—	2,147,584
Total Investments	$290,501,831	$—	$—	$290,501,831

Other Financial Instruments:
Forward Currency Contracts*	$—	$129,149	$—	$129,149
Total Other Financial Instruments	$—	$129,149	$—	$129,149

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$—	$(931,159)	$—	$(931,159)
Total Other Financial Instruments	$—	$(931,159)	$—	$(931,159)

TWEEDY, BROWNE INTERNATIONAL INSIDER + VALUE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$40,466,519	$—	$—	$40,466,519
Preferred Stocks	407,466	—	—	407,466
Total Investments	$40,873,985	$—	$—	$40,873,985

Other Financial Instruments:
Forward Currency Contracts*	$—	$41,260	$—	$41,260
Total Other Financial Instruments	$—	$41,260	$—	$41,260

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$—	$(54,736)	$—	$(54,736)
Total Other Financial Instruments	$—	$(54,736)	$—	$(54,736)

*	The fair value of the investment represents the unrealized appreciation (depreciation) as of February 28, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

19

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2026 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the current fiscal period. Transfers in and out between levels are based on values at the end of the current fiscal period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the Adviser is liable and responsible for most Fund expenses, including fees related to administration, custody, trustees and legal counsel as described in Note 2. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

20

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2026 (Unaudited)

CURRENCY RISK — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Funds than if it had not engaged in these contracts.

FOREIGN SECURITIES MARKET RISK — A substantial portion of the trades of the Funds are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Funds that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

CREDIT RISK — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Funds when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series in the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the series’ prospectus. The Chief Operating Decision Maker (“CODM”) of the Funds is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. Investment Adviser and Other Services

Tweedy, Browne Company LLC serves as the investment adviser to the Funds. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to each Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with each Fund’s respective investment objective and policies, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of each Fund. The Adviser compensates the Sub-Adviser for its services.

21

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2026 (Unaudited)

Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table.

FUND	Advisory fee
Tweedy, Browne Insider + Value ETF	0.80%
Tweedy, Browne International Insider + Value ETF	0.80%

From the Advisory Fee, the Adviser pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Tweedy, Browne Insider + Value ETF	$37,832,517	$25,804,774
Tweedy, Browne International Insider + Value ETF	$8,108,156	$2,046,230

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities by the Funds.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Tweedy, Browne Insider + Value ETF	$137,978,382	$38,431,752
Tweedy, Browne International Insider + Value ETF	$34,897,832	$2,570,381

4. SHARE TRANSACTIONS

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities

22

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

February 28, 2026 (Unaudited)

included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed Transaction Fee for the Tweedy, Browne Insider + Value ETF and Tweedy, Browne International Insider + Value ETF is $1,500 and $1,200, respectively, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. Federal Income Tax Information

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended August 31, 2025 was as follows:

FUND	Ordinary Income	Foreign Tax Credit	Long-Term Capital Gains	TOTAL
Tweedy, Browne Insider + Value ETF	$—	$129,616	$—	$129,616

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation/ (depreciation)	Other accumulated gain/(loss)	Total accumulated earnings
Tweedy, Browne Insider + Value ETF	$1,118,784	$—	$9,248,531	$(30,813)	$10,336,502

As of August 31, 2025, the Funds had $30,813 in short-term capital loss carryovers. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of August 31, 2025, the Funds had no tax basis post October losses or qualified late-year losses.

23

TWEEDY, BROWNE ETFs

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

February 28, 2026 (Unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2025, the Funds’ most recently completed fiscal year end, were as follows:

FUND	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation	Cost
Tweedy, Browne Insider + Value ETF	$12,419,816	$(3,171,285)	$9,248,531	$131,809,325

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of passive foreign investment companies.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

24

TWEEDY, BROWNE ETFs

NOTICE TO SHAREHOLDERS

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 432-4789; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.tweedyetfs.com.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of Trustees (“Trustees”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between the Adviser and the Trust, on behalf of the new Tweedy, Browne International Insider + Value ETF (for this section only, the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and Sub-Adviser, with respect to the Fund at a meeting held on May 13-14, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2026. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by the Adviser and Sub-Adviser, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement , and the Sub-Advisory Agreement, with respect to the Fund, the Trustees took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Trustees reviewed these materials with management of the Adviser and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of the Adviser or Sub-Adviser were present. The Trustees considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Trustees considered (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser and Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s and Sub-Adviser’s investment philosophies and processes; (iv) the Adviser’s and Sub-Adviser’s assets under management and client descriptions; (v) the Adviser’s and Sub-Adviser’s soft dollar commission and trade allocation policies, as applicable; (vi) the Adviser’s and Sub-Adviser’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) the Adviser’s and Sub-Adviser’s compliance procedures; (viii) the Adviser’s and Sub-Adviser’s financial information and insurance coverage; (ix) the Adviser’s and Sub-Adviser’s estimated profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Trustees noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

25

TWEEDY, BROWNE ETFs

NOTICE TO SHAREHOLDERS (Concluded)

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser. The Trustees concluded that the Adviser and Sub-Adviser had sufficient resources to provide services to the Fund.

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that the Adviser would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of the Adviser’s own fees and resources.

After reviewing the information regarding the Adviser’s and Sub-Adviser’s estimated costs, profitability and economies of scale, and after considering the services to be provided by the Adviser and Sub-Adviser, the Trustees concluded that the investment advisory fees to be paid by the Fund to the Adviser and the sub-advisory fees to be paid by the Adviser to Sub-Adviser were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2026.

26

INVESTMENT ADVISER
Tweedy, Browne Company LLC
One Station Place
Stamford, CT 06902

INVESTMENT SUB-ADVISER
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103

UNDERWRITER
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FINANCIAL STATEMENTS

February 28, 2026
(Unaudited)

Twin Oak Endure ETF

Ticker: SPYA

Twin Oak Strategic Solutions ETF

Ticker: TOS

A series of The RBB Fund Trust

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Twin Oak Endure ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
EXCHANGE TRADED FUNDS — 77.0%
Twin Oak Short Horizon Absolute Return ETF (a)(b)	1,020,000	$29,095,398
Vanguard S&P 500 ETF (c)(d)	102,202	64,493,550
TOTAL EXCHANGE TRADED FUNDS (Cost $86,054,261)		93,588,948

COMMON STOCKS — 7.2%
Custom Computer Programming Services — 7.2%
Snowflake, Inc. - Class A (a)(e)	51,962	8,750,921
TOTAL COMMON STOCKS (Cost $631,938)		8,750,921

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 2.3% (a)
Call Options — 0.3%
State Street SPDR S&P 500 ETF Trust (f)(g)
Expiration: 03/13/2026; Exercise Price: $688.08	27,439,600	400	313,956
Expiration: 03/27/2026; Exercise Price: $694.22	6,859,900	100	72,999
Total Call Options			386,955

Put Options — 2.0%
Snowflake, Inc., Expiration: 06/10/2026; Exercise Price: $210.95 (e)(f)(g)	8,319,454	494	2,372,089
TOTAL PURCHASED OPTIONS (Cost $1,490,272)			2,759,044

	Par	Value
CORPORATE BONDS — 0.8%
Securities Brokerage — 0.8%
Citigroup Global Markets Holdings, Inc., 0.00%, 01/30/2031 (h)(i)	1,000,000	1,032,596
TOTAL CORPORATE BONDS (Cost $1,000,000)		1,032,596

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS — 8.2%
3.64%, 03/24/2026 (d)(j)	10,000,000	9,977,948
TOTAL U.S. TREASURY BILLS (Cost $9,976,904)		9,977,948

TOTAL INVESTMENTS — 95.5% (Cost $99,153,375)		116,109,457
Other Assets in Excess of Liabilities — 4.5%		5,481,890
TOTAL NET ASSETS — 100.0%		$121,591,347

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Affiliated security as defined by the Investment Company Act of 1940, as amended.

(c)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of February 28, 2026 was $11,116,550.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	Exchange-traded.

The accompanying notes are an integral part of the financial statements.

1

Twin Oak Endure ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)
(continued)

(g)	100 shares per contract.

(h)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $1,032,596 or 0.8% of the Fund’s net assets.

(i)	Zero coupon bonds make no periodic interest payments.

(j)	The rate shown is the annualized yield as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

2

Twin Oak Endure ETF

Schedule of Written options

FEBRUARY 28, 2026 (UNAUDITED)

	Notional Amount	Contract	Value
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
Snowflake, Inc., Expiration: 06/10/2026; Exercise Price: $244.26 (a)(b)	$(8,319,454)	(494)	$(140,750)
TOTAL WRITTEN OPTIONS (Premiums received $992,167)			$(140,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of the financial statements.

3

Twin Oak Endure ETF

Schedule of Total Return Swap Contracts

FEBRUARY 28, 2026 (UNAUDITED)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
State Street SPDR S&P 500 ETF Trust	Goldman Sachs	Receive	SOFR + 0.70%	Termination	07/28/2026	$27,178,924	$1,611,742
State Street SPDR S&P 500 ETF Trust	Nomura Securities International, Inc.	Receive	SOFR + 0.80%	Termination	10/26/2026	1,042,705	24,241
Net Unrealized Appreciation (Depreciation)							1,635,983

There are no upfront payments or receipts associated with total return swaps in the Fund as of February 28, 2026.

SOFR - Secured Overnight Financing Rate was 3.68% as of February 28, 2026.

The accompanying notes are an integral part of the financial statements.

4

Twin Oak Strategic Solutions ETF

Schedule of Investments

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 54.8%
All Other Business Support Services — 3.8%
Live Nation Entertainment, Inc. (a)	36,697	$5,950,051
Visa, Inc. - Class A	1,700	544,238
		6,494,289
All Other Industrial Machinery Manufacturing — 9.0%
ASML Holding NV	10,600	15,375,936

All Other Miscellaneous Retailers — 3.7%
Amazon.com, Inc. (a)	30,000	6,300,000

Commercial and Service Industry Machinery Manufacturing — 12.7%
Coherent Corp. (a)	83,845	21,709,986

Flavoring Syrup and Concentrate Manufacturing — 3.0%
Coca-Cola Co.	62,116	5,066,181

Line-Haul Railroads — 4.9%
Union Pacific Corp.	32,000	8,479,360

Other Electric Power Generation — 5.3%
Constellation Energy Corp.	27,300	9,005,724

Pharmacies and Drug Retailers — 4.8%
CVS Health Corp.	104,000	8,309,600

Semiconductor and Related Device Manufacturing — 7.6%
NVIDIA Corp.	73,500	13,023,465
TOTAL COMMON STOCKS (Cost $55,083,650)		93,764,541

EXCHANGE TRADED FUNDS — 17.5%
Avantis International Small Cap Value ETF	77,500	8,531,975
Cambria Global EW ETF	64,000	3,447,578
Dimensional International Small Cap Value ETF	300,000	12,957,000
WisdomTree Japan SmallCap Dividend Fund	45,391	5,123,736
TOTAL EXCHANGE TRADED FUNDS (Cost $24,224,249)		30,060,289

TOTAL INVESTMENTS — 72.3% (Cost $79,307,899)		123,824,830
Other Assets in Excess of Liabilities — 27.7%		47,384,757
TOTAL NET ASSETS — 100.0%		$171,209,587

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

5

Twin Oak ETFs

STATEMENTS OF ASSETS AND LIABILITIES

As of FEBRUARY 28, 2026 (UNAUDITED)

	Twin Oak Endure ETF	Twin Oak Strategic Solutions ETF
ASSETS:
Investments in unaffiliated securities, at value	$87,014,059	$123,824,830
Investments in affiliated securities, at value	29,095,398	—
Cash and cash equivalents	4,007,029	8,295,843
Unrealized appreciation on swap contracts	1,635,983	—
Dividends receivable	13,334	45,299
Interest receivable	12,172	3,984
Deposit at broker for option contracts	180	—
Receivable for fund shares sold	—	39,073,760
Total assets	121,778,155	171,243,716

LIABILITIES:
Written option, at value	140,750	—
Payable to Adviser	46,058	34,129
Total liabilities	186,808	34,129

NET ASSETS	$121,591,347	$171,209,587

NET ASSETS CONSISTS OF:
Paid-in capital	$159,663,627	$165,208,931
Total distributable earnings	(38,072,280)	6,000,656
Total net assets	$121,591,347	$171,209,587

Net assets	$121,591,347	$171,209,587
Shares issued and outstanding (a)	4,385,000	6,495,000
Net asset value per share	$27.73	$26.36

COST:
Investments in unaffiliated securities, at cost	$70,115,550	$79,307,899
Investments in affiliated securities, at cost	$29,037,824	$—

PROCEEDS:
Written options premium received	$992,167	$—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of the financial statements.

6

Twin Oak ETFs

STATEMENTS OF OPERATIONS

For the PERIOD ended FEBRUARY 28, 2026 (UNAUDITED)

	Twin Oak Endure ETF	Twin Oak Strategic Solutions ETF(a)
INVESTMENT INCOME:
Dividend income	$382,020	$65,507
Less: dividend withholding taxes	—	(3,031)
Less: issuance fees	(67)	—
Interest income	312,409	3,984
Total investment income	694,362	66,460

EXPENSES:
Investment advisory fee	454,563	83,509
Interest expense	740	—
Total expenses	455,303	83,509
Expense reimbursement by Adviser	(157,582)	(44,538)
Net expenses	297,721	38,971

NET INVESTMENT INCOME	396,641	27,489

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,320,597)	(842,627)
In-kind redemptions	34,617,956	672,072
Written options expired or closed	13,266	—
Net realized gain (loss)	33,310,625	(170,555)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(31,948,242)	6,143,722
Investments in affiliated securities	57,574	—
Written options	1,243,534	—
Swap contracts	1,020,405	—
Net change in unrealized appreciation (depreciation)	(29,626,729)	6,143,722
Net realized and unrealized gain (loss)	3,683,896	5,973,167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,080,537	$6,000,656

(a)	Inception date of the Fund was January 27, 2026.

The accompanying notes are an integral part of the financial statements.

7

Twin Oak ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Twin Oak Endure ETF		Twin Oak Strategic Solutions ETF
	Period ended February 28, 2026 (Unaudited)	Period ended August 31, 2025(a)	Period ended February 28, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$396,641	$81,699	$27,489
Net realized gain (loss)	33,310,625	49,916,425	(170,555)
Net change in unrealized appreciation (depreciation)	(29,626,729)	(41,626,341)	6,143,722
Net increase (decrease) in net assets from operations	4,080,537	8,371,783	6,000,656

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(473,815)	—	—
Total distributions to shareholders	(473,815)	—	—

CAPITAL TRANSACTIONS:
Shares sold	34,544,326	55,003,970	40,469,801
Shares issued from merger / reorganization	—	108,512,518	126,015,230
Shares redeemed	(34,334,337)	(54,113,635)	(1,276,100)
Net increase (decrease) in net assets from capital transactions	209,989	109,402,853	165,208,931

NET INCREASE (DECREASE) IN NET ASSETS	3,816,711	117,774,636	171,209,587

NET ASSETS:
Beginning of the period	117,774,636	—	—
End of the period	$121,591,347	$117,774,636	$171,209,587

SHARES TRANSACTIONS
Shares sold	1,240,000	2,135,000	1,545,000
Shares issued from merger / reorganization	—	4,340,000	5,000,000
Shares redeemed	(1,240,000)	(2,090,000)	(50,000)
Total increase (decrease) in shares outstanding	—	4,385,000	6,495,000

(a)	Inception date of the Fund was June 2, 2025.
(b)	Inception date of the Fund was January 27, 2026.

The accompanying notes are an integral part of the financial statements.

8

Twin Oak Endure ETF

Financial Highlights

Contained below is per share operating performance data for the Funds outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	PERIOD ENDED FEBRUARY 28, 2026 (UNAUDITED)		Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.86		$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.09		0.02
Net realized and unrealized gain (loss) on investments (c)	0.89		1.84
Total from investment operations	0.98		1.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		—
Total distributions	(0.11)		—
Net asset value, end of period	$27.73		$26.86

TOTAL RETURN (d)	3.63%		7.42%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$121,591		$117,775
Ratio of expenses to average net assets:
Before expense reimbursement (f)	0.75%		0.75%
After expense reimbursement (f)	0.49%		0.49%
Ratio of dividends, interest and borrowing expense to average net assets (f)	0.00	%(g)	0.00	%(g)
Ratio of net investment income (loss) to average net assets (f)	0.65%		0.29%
Portfolio turnover rate (d)(h)	0%		0%

(a)	Inception date of the Fund was June 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

9

Twin Oak STRATEGIC SOLUTIONS ETF

Financial Highlights

Contained below is per share operating performance data for the Funds outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

PERIOD ENDED FEBRUARY 28, 2026(a) (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.01
Net realized and unrealized gain (loss) on investments (c)	1.35
Total from investment operations	1.36

Net asset value, end of period	$26.36

TOTAL RETURN (d)	4.59%

SUPPLEMENTAL DATA AND RATIOS: (e)
Net assets, end of period (in thousands)	$171,210
Ratio of expenses to average net assets:
Before expense reimbursement (f)	0.77%
After expense reimbursement (f)	0.36%
Ratio of net investment income (loss) to average net assets (f)	0.25%
Portfolio turnover rate (d)(g)	0%

(a)	Inception date of the Fund was January 27, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of the financial statements.

10

Twin Oak ETFS

Notes to Financial Statements

As of FEBRUARY 28, 2026 (UNAUDITED)

1. ORGANIZATION and Significant Accounting Policies

The RBB Fund Trust, (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a “series fund,” which is an investment company divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, the Trust has sixteen active investment portfolios, including the Twin Oak Endure ETF and Twin Oak Strategic Solutions ETF (each, a “Fund” and together, the “Funds”), which commenced investment operations on June 2, 2025 and January 27, 2026, respectively.

The investment objective of each Fund is to seek total return.

In connection with Twin Oak Endure ETF’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the newly formed ETF. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets. On June 2, 2025 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $108,512,518 on the Contribution Date, which was comprised of a cost basis of assets contributed of $17,815,965 and unrealized appreciation of $90,696,553. The Contribution resulted in the issuance of 4,340,000 shares to the Initial Investors. Please see Statement of changes in net assets for further disclosure.

In connection with Twin Oak Strategic Solutions ETF’s launch, a contribution of securities was made by certain investors (the “Initial Investors”) to the newly formed ETF. Each Initial Investor simultaneously and separately transferred solely a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). Each of the Initial Investors’ basis in the ETF shares received with respect to the Contribution is equal to each of the Initial Investors’ basis in the Contributed Assets. On January 27, 2026 (“Contribution Date”), the Initial Investors completed a tax-free contribution under Section 351(a) of theInternal Revenue Code of 1986, as amended. The Initial Investors contributed a total market value of $126,015,230 on the Contribution Date, which was comprised of a cost basis of assets contributed of $87,642,021 and unrealized appreciation of $38,373,209. The Contribution resulted in the issuance of 5,000,000 shares to the Initial Investors. Please see Statement of changes in net assets for further disclosure.

The Funds are investment companies and follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the semi-annual reporting period for the Funds is February 28, 2026 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund values its investments at fair value. Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Fixed income securities are valued using an independent pricing service, which considers factors such as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange.

11

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Board. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Twin Oak ETF Company (the “Adviser” or “Twin Oak”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

TWIN OAK ENDURE ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$93,588,948	$—	$—	$93,588,948
Common Stocks	8,750,921	—	—	8,750,921
Purchased Options	—	2,759,044	—	2,759,044
Corporate Bonds	1,032,596	—	—	1,032,596
U.S. Treasury Bills	—	9,977,948	—	9,977,948
Total Investments	$103,372,465	$12,736,992	$—	$116,109,457

Other Financial Instruments:
Total Return Swaps*	$—	$1,635,983	$—	$1,635,983
Total Other Financial Instruments	$—	$1,635,983	$—	$1,635,983

Liabilities:
Investments:
Written Options	$—	$(140,750)	$—	$(140,750)
Total Investments	$—	$(140,750)	$—	$(140,750)

12

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

TWIN OAK STRATEGIC SOLUTIONS ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$93,764,541	$—	$—	$93,764,541
Exchange Traded Funds	30,060,289	—	—	30,060,289
Total Investments	$123,824,830	$—	$—	$123,824,830

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of February 28, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments and related disclosures are presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Investment advisory fees are accrued daily and paid monthly. Pursuant to a separate contractual arrangement, the adviser is liable and responsible for administrator fees, custody, the independent trustees and counsel to the independent trustees and the officers of the Trust. Certain expenses are shared with The RBB Fund, Inc. (“RBB”), a series fund of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Trust or RBB are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of the Trust and RBB, or in such other manner as the Trust’s Board of Trustees (the “Board”) deems fair or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds intend to pay out dividends, if any, at least annually, and distribute any net realized capital gains to its shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made

13

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the current fiscal period, no such reclassifications were made.

U.S. TAX STATUS — The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the current fiscal period, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the current fiscal period, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the current fiscal period, the Funds did not incur any interest or penalties.

U.S. GOVERNMENT SECURITIES — The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

SEC RULE 18F-4 — The Securities and Exchange Commission (the “SEC”) has adopted regulations governing the use of derivatives by registered investment companies. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management

14

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

program for certain derivatives users. Twin Oak Endure ETF as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule18f-4 and have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

RULE 144A SECURITIES RISK — Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), and the rules promulgated thereunder, and may be subject to legal or contractual restrictions on resale. Pursuant to Rule 144A under the 1933 Act, these privately placed securities may be resold, subject to certain conditions, to qualified institutional buyers (“QIBs”). An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of such securities, and the Funds may be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

In lieu of purchasing money market instruments, the Funds may purchase shares of money market mutual funds that invest primarily in U.S. government securities and repurchase agreements involving those securities, subject to certain limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”). As investors in money market funds, the Funds will indirectly bear their proportionate share of such funds’ fees and expenses, which will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

OPTIONS — Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Funds may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Funds may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the options contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized

15

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

During the current fiscal period, the average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
Twin Oak Endure ETF	$3,181,080	$2,664,613

DERIVATIVE INSTRUMENTS — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options and futures contracts.

Total Return Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into Total Return Swaps involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Total Return Swaps outstanding at period end, if any, are listed on the Schedule of Investments.

During the current fiscal period, the average quarterly volume of Swap contracts was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
Twin Oak Endure ETF	$28,221,629	$—

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Assets and Liabilities was as follows:

	STATEMENT OF ASSETS AND LIABILITIES
FUND	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	RISK TYPE	VALUE
Twin Oak Endure ETF	Written option contracts	Written option, at value	Equity Securities Risk	$(140,750)
	Swap contracts	Unrealized appreciation on swap contracts	Equity Securities Risk	1,635,983
	Purchased option contracts	Investments in securities, at value	Equity Securities Risk	2,759,044

16

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
FUND	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	RISK TYPE	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Twin Oak Endure ETF	Written option contracts	Written options	Equity Securities Risk	$13,266	$1,243,534
	Written option contracts	In-kind	Equity Securities Risk	2,440,275	—
	Swap contracts	Swap contracts	Equity Securities Risk	—	1,020,405
	Purchased option contracts	Investments	Equity Securities Risk	(1,340,485)	3,200,052
	Purchased option contracts	In-kind	Equity Securities Risk	321,660	—

OPERATING SEGMENTS — are components of an entity that engage in business activities and have discrete financial information available. Each series of the Trust operates in one segment. The segment derives its revenues from each series’ investments made in accordance with the defined investment strategy of each series, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Committee of the Adviser. When assessing segment performance and making decisions about segment resources, the CODM relies on each Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

2. INVESTMENT ADVISER AND OTHER SERVICES

Twin Oak ETF Company serves as the investment adviser to each Fund. Exchange Traded Concepts, LLC (the “Sub Adviser” or “ETC”) serves as the investment sub-adviser to each Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Trust on behalf of each Fund. The Adviser compensates the Sub-Adviser for its services.

Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate (listed in the table below) of the Fund’s average daily net assets accrued daily and paid monthly in arrears (the “Advisory Fee”). The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed (listed in the table below) of each Fund’s average daily net assets. This will exclude acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, 12b-1 fees (if any) and extraordinary and other non-routine expenses. This contractual limitation in effect through the period ending December 31, 2026. The Board may terminate the expense limitation agreement at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser. Expenses waived during the period are not eligible for recoupment by the Adviser.

From the Advisory Fee, the Adviser pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, directors and officers and other services. However, the Adviser is not

17

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FUND	ADVISORY FEE	EXPENSE CAP
Twin Oak Endure ETF	0.75%	0.49%
Twin Oak Strategic Solutions ETF	0.75%	0.35%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds.

Fund Services serves as the Funds’ transfer and dividend disbursing agent.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

3. INVESTMENT TRANSACTIONS

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions, derivative transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Twin Oak Endure ETF	$ 31,276,372	$ 24,939
Twin Oak Strategic Solutions ETF	$ —	$ 6,892,409

During the current fiscal period, there were no purchases or sales long-term U.S. Government securities by the Funds.

During the current fiscal period, aggregate purchases and sales on investment securities of in-kind transactions of the Funds (excluding short-term investments and derivative transactions) were as follows:

FUND	PURCHASES	SALES
Twin Oak Endure ETF	$ —	$ 33,657,435
Twin Oak Strategic Solutions ETF	$ —	$ 1,271,158

4. SHARE TRANSACTIONS

Shares of each Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. Each Funds issue and redeem shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with Quasar. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly

18

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (continued)

As of FEBRUARY 28, 2026 (UNAUDITED)

from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to such transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets.

5. Transactions with Affiliates

The following issuers are affiliated with the Twin Oak Endure ETF (for this section only, the “Fund”). The Fund is allowed to invest in other investment companies in excess of the limits imposed under the 1940 Act, if certain requirements, such as being part of the same “group of investment companies” (as defined in Section 12(d)(1) of the 1940 Act), are met. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	SEPTEMBER 1, 2025		ADDITIONS		REDUCTIONS
Issuer Name	SHARE BALANCE	FAIR VALUE	SHARE BALANCE	COST	SHARE BALANCE	PROCEEDS
Twin Oak Endure ETF
Twin Oak Short Horizon Absolute Return ETF	—	$—	1,020,000	$29,037,824	—	$—
Total	—	$—	1,020,000	$29,037,824	—	$—

	FEBRUARY 28, 2026
Issuer Name	DIVIDEND INCOME	CAPITAL GAIN DISTRIBUTION	NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	REALIZED GAIN/(LOSS)	SHARE BALANCE	FAIR VALUE
Twin Oak Endure ETF
Twin Oak Short Horizon Absolute Return ETF	$—	$—	$57,574	$—	1,020,000	$29,095,398
Total	$—	$—	$57,574	$—	1,020,000	$29,095,398

6. TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended August 31, 2025 was as follows:

FUND	Ordinary Income	Long-Term Capital Gains
Twin Oak Endure ETF	$—	$—

19

Twin Oak ETFS

NOTES TO FINANCIAL STATEMENTS (concluded)

As of FEBRUARY 28, 2026 (UNAUDITED)

The following permanent differences as of August 31, 2025, primarily attributable to in-kind redemptions gains, were reclassified among the following accounts:

FUND	Distributable Earnings/Loss	Paid-In Capital
Twin Oak Endure ETF	$(50,050,784)	$50,050,784

As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation/ (depreciation)	Other accumulated gain/(loss)	Total accumulated earnings
Twin Oak Endure ETF	$81,699	$—	$48,846,751	$(90,607,451)	$(41,679,001)

As of August 31, 2025, the Twin Oak Endure ETF had outstanding straddle losses of $19,735. A regulated investment company may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the taxable period ended August 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2025. As of the most recent fiscal period ended August 31, 2025, the Twin Oak Endure ETF had not elected to defer any post-October or late-year losses. As of the most recent fiscal period ended August 31, 2025, the Twin Oak Endure ETF had a short-term capital loss carryover of $114,624 which does not expire.

The cost basis of investments for federal income tax purposes at August 31, 2025, the Fund’s most recently completed fiscal year end, were as follows:

FUND	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation	Cost
Twin Oak Endure ETF	$50,871,317	$(2,024,566)	$48,846,751	$72,428,795

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period for the Twin Oak Strategic Solutions ETF. Since the Twin Oak Strategic Solutions ETF did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

20

Twin Oak ETFS

Other Information

As of FEBRUARY 28, 2026 (UNAUDITED)

INFORMATION ON Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-800-617-0004 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Trust’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds website at https://twinoaketfs.com.

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board, including all of the Board Members who are not “interested persons” of Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), considered the approval of (i) a new Investment Advisory Agreement (the “Investment Advisory Agreement”) by and between Twin Oak and the Trust, on behalf of the new Twin Oak Strategic Solutions ETF (the “Fund”), and (ii) a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, Twin Oak, and ETC, with respect to the Fund at a meeting held on November 11-12, 2025 (the “Meeting”). At the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement and the Sub-Advisory Agreement for an initial period ending August 16, 2027. The Board’s decision to approve the Investment Advisory Agreement and the Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Investment Advisory Agreement and the Sub-Advisory Agreement, the Board considered information provided by Twin Oak and ETC, with the assistance and advice of counsel to the Independent Trustees and the Trust.

In considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement, with respect to the Fund, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Board reviewed these materials with management of Twin Oak and discussed the Investment Advisory Agreement and Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of Twin Oak or ETC were present. The Board considered whether approval of the Investment Advisory Agreement and Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Investment Advisory Agreement and Sub-Advisory Agreement. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by Twin Oak and ETC; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Twin Oak’s and ETC’s investment philosophies and processes; (iv) Twin Oak’s and ETC’s assets under management and client descriptions; (v) Twin Oak’s and ETC’s soft dollar commission and trade allocation policies, as applicable; (vi) Twin Oak’s and ETC’s advisory fee arrangements with the Trust and other similarly managed clients, as applicable; (vii) Twin Oak’s and ETC’s compliance procedures; (viii) Twin Oak’s and ETC’s financial information and insurance coverage; (ix) Twin Oak’s and ETC’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Fund. The Board noted that the Fund had not yet commenced operations and, consequently, there was no performance information to review with respect to the Fund.

As part of their review, the Board considered the nature, extent, and quality of the services to be provided by Twin Oak and ETC. The Board concluded that Twin Oak and ETC had sufficient resources to provide services to the Fund.

21

Twin Oak ETFS

Other Information (Concluded)

As of FEBRUARY 28, 2026 (UNAUDITED)

The Board also took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses. The Board noted that Twin Oak would be responsible for compensating the Fund’s other service providers and paying other expenses of the Fund out of Twin Oak’s own fees and resources.

After reviewing the information regarding Twin Oak’s and ETC’s estimated costs, profitability and economies of scale, and after considering the services to be provided by Twin Oak and ETC, the Board concluded that the investment advisory fees to be paid by the Fund to Twin Oak and the sub-advisory fees to be paid by Twin Oak to ETC were fair and reasonable and that the Investment Advisory Agreement and Sub-Advisory Agreement should be approved for an initial period ending August 16, 2027.

22

Investment Adviser

Twin Oak ETF Company
888 Worchester Street, Suite 200
Wellesley, Massachusetts 02482

Investment Sub-Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, Oklahoma 73120

Administrator And Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Underwriter

Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7(a) of this Form, as part of the financial statements.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in Item 7(a) of this Form, as part of the financial statements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive and Principal Financial Officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

2

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act is attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002 are attached hereto.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund Trust

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President (Principal Executive Officer)

Date	5/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President (Principal Executive Officer)

Date	5/7/2026

By (Signature and Title)*	/s/ James Shaw
James Shaw, Chief Financial Officer (Principal Financial Officer)

Date	5/7/2026

*	Print the name and title of each signing officer under his or her signature.

4